                                          1933 Act Registration Number 333-33856
                                          1940 Act Registration Number 811-07600

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                    FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Post-effective Amendment Number 1
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              Amendment Number 24

              AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                      AMERICAN NATIONAL INSURANCE COMPANY
                           (Exact Name of Depositor)
                                One Moody Plaza
                            Galveston, Texas  77550
              (Address of Depositor's Principal Executive Offices)
                                 (409) 763-4661
              (Depositor's Telephone Number, including Area Code)

              Rex Hemme                                     Jerry L. Adams
       Vice President, Actuary                      Greer, Herz & Adams, L.L.P.
American National Insurance Company  With copy to:       One Moody Plaza
          One Moody Plaza                             Galveston, Texas  77550
      Galveston, Texas 77550

                    (Name and Address of Agent for Service)

Declaration Required by Rule 24f-2(a)(1): An indefinite number of securities of the Registrant has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Notice required by Rule 24f-2(b)(1) has been filed in the Office of the Securities and Exchange Commission on March 30, 2001 for the Registrant's fiscal year ending December 31, 2000.

It is proposed that this filing will become effective (check appropriate box):
[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[x]  on May 1, 2001 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ]  on (date) pursuant to paragraph (a)(i) of Rule 485
[ ]  75 days after filing pursuant to paragraph (a)(ii) of rule 485
[ ]  on (date) pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Variable Annuity Contracts

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GROUP UNALLOCATED VARIABLE ANNUITY CONTRACT
ISSUED BY AMERICAN NATIONAL INSURANCE COMPANY
HOME OFFICE  ONE MOODY PLAZA  GALVESTON TX 77550-7999
PROSPECTUS  MAY 1, 2001  1-800-306-2959

This prospectus describes a group unallocated variable annuity contract being offered to corporate and non-corporate pension plans. You can allocate contract value to American National Variable Annuity Separate Account, which reflects the investment performance of the following eligible portfolios selected by you. At this time, you can allocate your contract value to the following mutual fund portfolios:

AMERICAN NATIONAL FUND
 .  Growth Portfolio
 .  Equity Income Portfolio
 .  Balanced Portfolio
 .  Money Market Portfolio
 .  High Yield Bond Portfolio
 .  International Stock Portfolio
 .  Small-Cap/Mid-Cap Portfolio
 .  Government Bond Portfolio
FIDELITY FUNDS
 .  Mid Cap Portfolio
 .  Index 500 Portfolio
 .  Contrafund Portfolio
 .  Aggressive Growth Portfolio
 .  Growth Opportunities Portfolio
T. ROWE PRICE FUNDS
 .  Equity Income Portfolio
 .  Mid-Cap Growth Portfolio
 .  International Stock Portfolio
 .  Limited-Term Bond Portfolio
MFS FUND
 .  Capital Opportunities Portfolio
 .  Emerging Growth Portfolio
 .  Research Portfolio
 .  Investors Trust Portfolio
FEDERATED FUND
 .  Utility Fund II Portfolio
 .  Growth Strategies Portfolio
 .  International Small Company Fund II Portfolio
 .  High Income Bond Portfolio
 .  Equity Income Fund II Portfolio
ALGER AMERICAN FUND
 .  Small Capitalization Portfolio
 .  Growth Portfolio
 .  MidCap Growth Portfolio
 .  Leveraged AllCap Portfolio
 .  Income & Growth Portfolio
 .  Balanced Portfolio
INVESCO VIF FUNDS
 .  Health Sciences Fund
 .  Small Company Growth Fund
 .  Telecommunications Fund
 .  Utilities Fund
 .  Dynamics Fund
 .  Real Estate Opportunity Fund
 .  Financial Services Fund
 .  Technology Fund

THIS PROSPECTUS CONTAINS INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING A CONTRACT AND SHOULD BE KEPT FOR FUTURE REFERENCE. ADDITIONAL INFORMATION ABOUT THE CONTRACT IS CONTAINED IN A STATEMENT OF ADDITIONAL INFORMATION ("SAI") FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, ("SEC") WHICH IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. YOU MAY OBTAIN A FREE COPY OF THE SAI, WHICH IS DATED THE SAME DATE AS THIS PROSPECTUS, BY WRITING OR CALLING US AT OUR HOME OFFICE. THE TABLE OF CONTENTS OF THE SAI IS ON PAGE 46 OF THIS PROSPECTUS. THE SEC MAINTAINS AN INTERNET WEBSITE (HTTP://WWW.SEC.GOV) THAT CONTAINS MATERIAL INCORPORATED BY REFERENCE INTO THIS PROSPECTUS, SAI, AND OTHER INFORMATION REGARDING COMPANIES THAT FILE ELECTRONICALLY WITH THE SEC.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY CURRENT PROSPECTUSES OR PROSPECTUS PROFILES FOR THE AMERICAN NATIONAL FUND, THE FIDELITY FUNDS, THE T. ROWE PRICE FUNDS, THE MFS FUND, THE FEDERATED FUND, THE ALGER AMERICAN FUND AND INVESCO FUNDS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. INTERESTS IN THE CONTRACT ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, NOR IS THE CONTRACT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. THE CONTRACT INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

    Please read this prospectus carefully and keep it for future reference.

Form 4872                                                            Rev 5-01

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TABLE OF CONTENTS

                                                                   PAGE
Glossary........................................................      4
Introduction....................................................      6
  What is the Purpose of the Contract?..........................      6
  What are the Investment Options?..............................      6
  How Do I Purchase a Contract?.................................      7
  How Do I Allot Purchase Payments?.............................      7
  Can I Transfer Amounts Between the Investment Alternatives?...      7
  Can I Make Withdrawals?.......................................      8
  Is an Annuity Available?......................................      8
  What are the Charges and Deductions Under the Contract?.......      8
  What are the Tax Consequences Associated with the Contract?...      8
  If I Have Questions, Where Can I Go?..........................      8
Contract Owner Transaction Expenses.............................      9
  Sales Load as a Percentage of Purchase Payments...............      9
  Deferred Sales Load "Surrender Charge"........................      9
  Exchange Fee..................................................      9
  Annual Contract Fee...........................................      9
  Separate Account Annual Expenses..............................      9
  Portfolio Company Annual Expenses.............................      9
Examples........................................................     17
Accumulation Unit Values........................................     20
Contract........................................................     23
  Type of Contract..............................................     23
  Contract Application and Purchase Payments....................     23
  Allocation of Purchase Payments...............................     24
  Crediting of Accumulation Units...............................     24
  Determining Accumulation Unit Values..........................     24
  Transfers.....................................................     24
Charges and Deductions..........................................     26
  Surrender Charge..............................................     26
  Other Charges.................................................     26
Distributions Under the Contract................................     28
  Withdrawals...................................................     28
  Termination of Contract.......................................     28
Annuity Payments................................................     30
  Annuity Options...............................................     30
 Annuity Provisions.............................................     31
The Company, Separate Account and Funds.........................     32

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                                                                   PAGE
American National Insurance Company                                  32
  The Separate Account..........................................     32
  The Funds.....................................................     33
  Changes in Investment Options.................................     40
Federal Tax Matters.............................................     41
  Introduction..................................................     41
  Taxation of Annuities in General..............................     41
   Qualified Contracts..........................................     41
Performance.....................................................     43
Distributor of the Contract.....................................     43
Legal Matters...................................................     44
Legal Proceedings...............................................     44
Experts.........................................................     44
Additional Information..........................................     44
Financial Statements............................................     45
Table of Contents of Statement of Additional Information........     46

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GLOSSARY

ACCUMULATION PERIOD. The time between the date Accumulation Units are first purchased by us and the date the Contract is terminated.

ACCUMULATION UNIT. A unit used by us to calculate a Contract's value during the Accumulation Period.

ACCUMULATION VALUE. The sum of the value of your Accumulation Units .

ALGER AMERICAN FUND. The Alger American Fund.

AMERICAN NATIONAL FUND. American National Investment Accounts, Inc.

COMPANY ("WE", "OUR" OR "US" ). American National Insurance Company.

CONTRACT The contract described in this prospectus.

CONTRACT OWNER ("YOU" OR "YOUR"). Unless changed by notice to us, the Contract Owner is as stated in the application.

CONTRACT ANNIVERSARY. An anniversary of the Date of Issue.

CONTRACT YEAR. A one-year period, commencing on either the Date of Issue or a Contract Anniversary.

DATE OF ISSUE. The date a Contract is issued.

ELIGIBLE PORTFOLIO. A Portfolio which corresponds to a subaccount.

FEDERATED FUNDS. Federated Insurance Series.

FIDELITY FUNDS. Variable Insurance Products Fund. The Fidelity Fund's Portfolios offered through the Contract are Service Class II Portfolio.

GENERAL ACCOUNT. All of our assets except those segregated in separate accounts.

INVESCO VIF. INVESCO Variable Investment funds, Inc.

MFS Fund. MFS Variable Insurance Trust.

PLAN A document or agreement defining retirement or other benefits under section 401(a) or 457 of the Internal Revenue Code and those eligible to receive such benefits. A Plan is not a part of a Contract and we are not a party to a Plan.

PLAN PARTICIPANT. An individual participating in a Plan.

PORTFOLIO. A series of a mutual fund designed to meet specified investment objectives.

PURCHASE PAYMENT. A payment made to us during the Accumulation Period.

QUALIFIED PLAN. A Contract issued in connection with a Plan that receives favorable tax treatment under the Internal Revenue Code of 1986.

T. ROWE PRICE FUNDS. T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Fixed Income Series, Inc.

VALUATION DATE. Each day the New York Stock Exchange is open for regular trading. A redemption, transfer, or purchase can be made only on days that we are open. We will be open on each day the NYSE is open except for the day after Thanksgiving and Christmas Eve day.

VALUATION PERIOD. The close of business on one Valuation Date to the close of business on another.

VARIABLE ANNUITY. An annuity with value that varies in dollar amount based on performance of the investments you choose.

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INTRODUCTION

WHAT IS THE PURPOSE OF THE CONTRACT?

The Contract allows the accumulation of funds, at rates that will increase or decline in value based on the performance of investments you choose. THE CONTRACT IS DESIGNED FOR PEOPLE SEEKING LONG-TERM TAX-DEFERRED ACCUMULATION OF ASSETS, GENERALLY FOR RETIREMENT OR OTHER LONG-TERM PURPOSES. THE TAX-DEFERRED FEATURE IS MOST ATTRACTIVE TO PEOPLE IN HIGH FEDERAL (AND STATE) TAX BRACKETS. YOU SHOULD NOT INVEST IN THIS CONTRACT IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT OR IF YOU CANNOT TAKE THE RISK OF LOSING MONEY THAT YOU PUT IN.

THERE ARE VARIOUS ADDITIONAL FEES AND CHARGES ASSOCIATED WITH VARIABLE ANNUITIES. THE TAX DEFERRAL FEATURE OF VARIABLE ANNUITIES IS UNNECESSARY WHEN PURCHASED TO FUND A QUALIFIED PLAN, SINCE THE PLAN WOULD ALREADY PROVIDE TAX DEFERRAL IN MOST CASES. YOU SHOULD CONSIDER WHETHER THE OTHER FEATURES AND BENEFITS, SUCH AS THE OPPORTUNITY FOR LIFETIME INCOME BENEFITS, AND THE GUARANTEED LEVEL OF CERTAIN CHARGES, MAKE THE CONTRACT APPROPRIATE FOR YOUR NEEDS.

WHAT ARE THE INVESTMENT OPTIONS?

You can invest Purchase Payments in one or more of the following subaccounts of the separate account, each of which invests exclusively in shares of a corresponding Eligible Portfolio:

 .  American National Growth
 .  American National Balanced
 .  American National Equity Income
 .  American National Money Market
 .  American National High Yield Bond
 .  American National International Stock
 .  American National Small-Cap/Mid-Cap
 .  American National Government Bond
 .  Fidelity Mid Cap
 .  Fidelity Index 500
 .  Fidelity Contrafund
 .  Fidelity Aggressive Growth
 .  Fidelity Growth Opportunities
 .  T. Rowe Price Equity Income
 .  T. Rowe Price Mid-Cap Growth
 .  T. Rowe Price International Stock
 .  T. Rowe Price Limited-Term Bond
 .  MFS Capital Opportunities
 .  MFS Emerging Growth
 .  MFS Research
 .  MFS Investors Trust
 .  Federated Utility Fund II
 .  Federated Growth Strategies
 .  Federated International Small Company Fund
 .  Federated High Income Bond
 .  Federated Equity Income Fund II
 .  Alger American Small Capitalization
 .  Alger American MidCap Growth
 .  Alger American Growth
 .  Alger American Balanced
 .  Alger American Leveraged AllCap
 .  Alger American Income & Growth
 .  INVESCO VIF-Health Sciences Fund
 .  INVESCO VIF-Small Company Growth Fund
 .  INVESCO VIF-Telecommunications Fund
 .  INVESCO VIF-Utilities Fund
 .  INVESCO VIF-Dynamics Fun
 .  INVESCO VIF-Real Estate Opportunity Fund
 .  INVESCO VIF-Financial Services Fund
 .  INVESCO VIF-Technology Fund

Each such subaccount and corresponding Eligible Portfolio has its own investment objective (See "The Funds" on page 33). There is no assurance that Eligible Portfolios will achieve their investment objectives. Accordingly, you could lose some or all of the Accumulation Value.

HOW DO I PURCHASE A CONTRACT?

You can purchase a Contract by completing an application and paying a Purchase Payment and submitting these to our home office. (See "Contract Application and Purchase Payments" on page 23.) Purchase Payments must be for the purpose of providing for Plan benefits.

Without our prior approval, the maximum Purchase Payment under a Contract is $1,000,000.

The contract may not be available in some states. You should rely only on the information contained or incorporated by reference in this prospectus. We have not authorized anyone to provide you with information that is different.

HOW DO I ALLOCATE PURCHASE PAYMENTS?

You can allocate Purchase Payments among the 40 currently available subaccounts. You cannot allocate less than 1% of a Purchase Payment to any one-investment option.

CAN I TRANSFER AMOUNTS BETWEEN THE INVESTMENT ALTERNATIVES?

You can make transfers between subaccounts at any time. (See "Transfers" on page 24.)

All transfers among the subaccounts are free.

You should periodically review allocations among the subaccounts to make sure they fit the current situation and financial goals.

You can make allocation changes in writing or during our normal business hours by telephone if a telephone authorization form is on file with us. We will employ reasonable procedures to confirm that telephone instructions are genuine.

These procedures may include requiring callers to identify themselves and the policy owner or others (e.g., beneficiary) by name, social security number, date
of birth, or other identifying information.   There are risks associated with
telephone transactions that do not exist if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine. We may record telephone requests. We cannot guarantee that we will be available to accept telephone transfer instructions.

The contracts are first and foremost annuity policies, designed for retirement or other long-term financial planning, and are not designed for or appropriate for market timers or other persons that use programmed, large, or frequent transfers. The use of such transfers can be disruptive to an underlying portfolio and harmful to other policy owners invested in the portfolio. We therefore reserve the right to reject any transfer request (or premium payment) from any person if, in our judgment, an underlying portfolio or other policy owners would potentially be adversely affected or if an underlying portfolio objects to or would reject our transaction order. We may impose severe restrictions on transfers or even prohibit them for particular policy owners who, in our view, have abused or appear likely to abuse the transfer privilege.

CAN I MAKE WITHDRAWALS?

By written request to us, you can withdraw all or part of the Accumulation Value at any time. (See "Withdrawals" on page 28.) Such withdrawal may be subject to a Surrender Charge. Such withdrawal may also be subject to Plan restrictions. Surrender charges are waived for any withdrawal to fund a distribution under a Plan. Proof of such Plan benefit must be provided. Distributions to Plan Participants may be subject to income tax and penalty tax.

IS AN ANNUITY AVAILABLE?

In order to fund plan distributions, you can select from a number of fixed annuity options, each of which provides a different level and number of annuity payments. The annuity options include payments:

 .  for the life of a Plan Participant

 . for the life of a Plan Participant, with a guarantee that such payments will continue for at least 10 or 20 years

 .  made jointly to a Plan Participant and spouse, with a right of survivorship.

(See "Annuity Options," page 30.)

WHAT ARE THE CHARGES AND DEDUCTIONS UNDER THE CONTRACT?

We do not currently deduct a sales charge when you purchase a Contract. We may deduct a surrender charge up to 7% of Accumulation Value withdrawn. We also charge a daily administrative asset fee. Such expense charge equals, on an annual basis, 0.10% of the Contract's daily Accumulation Value.

We charge a daily amount equal to, on an annual basis, a mortality and expense risk fee of 1.15% of the Contract's daily Accumulation Value to meet our death benefit obligations and to pay expenses.

WHAT ARE THE TAX CONSEQUENCES ASSOCIATED WITH THE CONTRACT?

You generally are required to pay taxes on all amounts withdrawn from a Qualified Contract. Restrictions and penalties may apply to withdrawals from a Qualified Contract.

IF I HAVE QUESTIONS, WHERE CAN I GO?

If you or the Plan administrator have any questions about the Contract, you or the Plan administrator can contact your registered representative or write us at P.O. Box 1893, Galveston, Texas, 77553-1893. You can call us at 1-800-306-2959.

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CONTRACT OWNER TRANSACTION EXPENSES

The following table summarizes the charges we will make. The table also summarizes the fees and expenses of the Eligible Portfolios. You should consider this information with the information under the heading "Charges and Deductions" on page 26.

SALES LOAD AS A PERCENTAGE OF PURCHASE PAYMENTS                    0%

DEFERRED SALES LOAD ("SURRENDER CHARGE")

                                                     SURRENDER CHARGE
                  CONTRACT YEAR                            AS A
                        OF                            PERCENTAGE OF
                    WITHDRAWAL                       EACH WITHDRAWAL
                 ---------------                     ----------------
                        1                                   7
                        2                                   7
                        3                                   6
                        4                                   5
                        5                                   4
                        6                                   3
                        7                                   2
                 8 and thereafter                           0

EXCHANGE FEE                                                       $0
ANNUAL CONTRACT FEE                                                $0

SEPARATE ACCOUNT ANNUAL EXPENSES

(AS A PERCENT OF AVERAGE NET ASSETS)
Mortality and Expense Risk Fee                  1.15%
Other Account Fees (administrative asset fee)   0.10%
Total Separate Account Annual Expense           1.25%

PORTFOLIO COMPANY ANNUAL EXPENSES

AMERICAN NATIONAL GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                 0.50%
Other Expenses after reimbursement *  **        0.37%
Total Portfolio Annual Expenses                 0.87%

* Without reimbursement, other expenses would have been 0.42% and the total portfolio annual expense would have been 0.92%.

AMERICAN NATIONAL BALANCED PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.50%
Other Expenses after reimbursement *  **                0.40%
Total Portfolio Annual Expenses                         0.90%
* Without reimbursement, other expenses would have been 0.58% and the total portfolio annual expense would have been 1.08%.

AMERICAN NATIONAL EQUITY INCOME PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.50%
Other Expenses                                          0.42%
Total Portfolio Annual Expenses                         0.92%

AMERICAN NATIONAL HIGH YIELD BOND PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.55%
Other Expenses after reimbursement *  **                0.25%
Total Portfolio Annual Expenses                         0.80%
*Without reimbursement, other expenses would have been 0.33% and the total portfolio annual expense would have been 0.88%.

AMERICAN NATIONAL INTERNATIONAL STOCK PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.75%
Other Expenses after reimbursement *  **                0.35%
Total Portfolio Annual Expenses                         1.10%
*Without reimbursement, other expenses would have been 0.62% and the total portfolio annual expense would have been 1.37%.

AMERICAN NATIONAL SMALL-CAP/MID-CAP PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         1.25%
Other Expenses after reimbursement *  **                0.25%
Total Portfolio Annual Expenses                         1.50%
*Without reimbursement, other expenses would have been 0.75% and the total portfolio annual expense would have been 2.00%.

AMERICAN NATIONAL GOVERNMENT BOND PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.50%
Other Expenses after reimbursement *  **                0.30%
Total Portfolio Annual Expenses                         0.80%
*Without reimbursement, other expenses would have been 0.46% and the total portfolio annual expense would have been .96

AMERICAN NATIONAL MONEY MARKET PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.50%
Other Expenses after reimbursement *  **                0.37%
Total Portfolio Annual Expenses                         0.87%
* Without reimbursement, other expenses would have been 0.68% and the total portfolio annual expense would have been 1.18%.

** Under its Administrative Service Agreement with American National Investment Accounts, Inc., Securities Management and Research, Inc. ("SM&R"), the fund's Investment Adviser and Manager, has agreed to pay (or to reimburse each Portfolio for) each Portfolio's expenses (including the advisory fee and administrative service fee paid to SM&R, but exclusive of interest, commissions and other expenses incidental to portfolio transactions) in excess of 1.50% per year of such Portfolio's average daily net assets. In addition, SM&R has entered into a separate undertaking with the fund effective May 1, 1994 until April 30, 2002, pursuant to which SM&R has agreed to reimburse the American National Money Market Portfolio and the American National Growth Portfolio for expenses in excess of 0.87%; the American National Balanced Portfolio for expenses in excess of 0.90% and the American National Government Bond Portfolio and American National High Yield Bond Portfolio for expenses in excess of 0.80%; the American National Equity Income Portfolio for expenses in excess of 0.92%; the American National International Stock Portfolio for expenses in excess of 1.10%; the American National Small-Cap/Mid Cap Portfolio for expenses in excess of 1.50 of each of such Portfolios' average daily net assets during such period. SM&R is under no obligation to renew this undertaking for any Portfolio at the end of such period.

FIDELITY INDEX 500 PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.24%
Distribution and Service (12b-1) Fees                   0.25%
Other Expenses after reimbursement *                    0.27%
Total Portfolio Annual Expenses                         0.76%
* FMR has voluntarily agreed to reimburse other expenses if they exceed a certain level. Including this reimbursement, the annual class operating expenses were 0.53%. This arrangement may be discontinued by FMR at any time.

FIDELITY MID CAP PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.57%
Distribution and Service (12b-1)                        0.25%
Other Expenses after reimbursement                      0.17%
Total Portfolio Annual Expenses**                       0.99%

FIDELITY CONTRAFUND PORTFOLIO ANNUAL EXPENSES
(as a percentage of average net assets)
Management Fees                                         0.57%
Distribution and Service (12b-1) Fees                   0.25%
Other Expenses after reimbursement                      0.10%
Total Portfolio Annual Expenses**                       0.92%

FIDELITY AGGRESSIVE GROWTH PORTFOLIO ANNUAL EXPENSES
(as a percentage of average net assets)
Management Fees                                         0.63%
Distribution and Service (12b-1) Fees                   0.25%
Other Expenses                                          0.48%
Total Portfolio Annual Expenses*                        1.36%
* The annual class operating expenses provided are based on estimated expenses.

FIDELITY GROWTH OPPORTUNITIES PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.58%
Distribution and Service (12b-1) Fees                   0.25%
Other Expenses after reimbursement                      0.12%
Total Portfolio Annual Expenses**                       0.95%
** Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund expenses, and/or because through arrangements with the funds custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses, see the accompanying fund prospectus for details.

T. ROWE PRICE EQUITY INCOME PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.85%
Other Expenses                                          0.00%
Total Portfolio Annual Expenses*                        0.85%

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         1.05%
Other Expenses                                          0.00%
Total Portfolio Annual Expenses*                        1.05%

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.85%
Other Expenses                                          0.00%
Total Portfolio Annual Expenses*                        0.85%

T. ROWE PRICE LIMITED - TERM BOND PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.70%
Other Expenses                                          0.00%
Total Portfolio Annual Expenses*                        0.70%
* These fees pay for investment management services and other operating costs of the Portfolios.

MFS CAPITAL OPPORTUNITIES PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.75%
Other Expenses                                          0.16%
Total Portfolio Annual Expenses                         0.91%

MFS EMERGING GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.75%
Other Expenses                                          0.10%
Total Portfolio Annual Expenses                         0.85%

MFS RESEARCH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.75%
Other Expenses                                          0.10%
Total Portfolio Annual Expenses                         0.85%

MFS INVESTORS TRUST PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.75%
Other Expenses                                          0.12%
Total Portfolio Annual Expenses                         0.87%

FEDERATED UTILITY FUND II PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.75%
Shareholders Services Fee after reimbursement           0.00%
Other Expenses                                          0.16%
Total Portfolio Annual Expenses*                        0.91%
* The portfolio's investment advisor voluntarily reduced the portfolio's expenses. Absent reimbursement, management fee, shareholders services fee, other expenses, and total expenses would have been 0.75%, 0.25% 0.16%, and 1.16% respectively.

FEDERATED GROWTH STRATEGIES FUND II PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees after reimbursement                     0.67%
Distribution (12b-1) Fee after reimbursement            0.00%
Shareholders Services Fee after reimbursement           0.00%
Other Expenses                                          0.19%
Total Portfolio Annual Expenses*                        0.86%
* The portfolio's investment advisor voluntarily reduced the portfolio's expenses. Absent reimbursement, management fee, distribution (12b-1) fee, shareholders services fee, other expenses and total expenses would have been 0.75%, 0.25%, 0.25%, 0.19%, and 1.44% respectively.

FEDERATED INTERNATIONAL SMALL COMPANY FUND II PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees after reimbursement                     0.15%
Distribution (12b-1) Fee after reimbursement            0.00%
Shareholders Services Fee after reimbursement           0.10%
Other Expenses after reimbursement                      1.25%
Total Portfolio Annual Expenses*                        1.50%
* The portfolio's investment advisor voluntarily reduced the portfolio's expenses. Absent reimbursement, management fee, distribution (12b-1) fee, shareholders services fee, other expenses and total expenses would have been 1.25%, 0.25%, 0.25%, 4.49% and 6.24% respectively.

FEDERATED HIGH INCOME BOND FUND II PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.60%
Shareholders Services Fee after reimbursement           0.00%
Other Expenses                                          0.16%
Total Portfolio Annual Expenses*                        0.76%
* The portfolio's investment advisor voluntarily reduced the portfolio's expenses. Absent reimbursement, management fee, shareholders services fee, other expenses, and total expenses would have been 0.60%, 0.25%, 0.16%, and 1.01% respectively.

FEDERATED EQUITY INCOME FUND II PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees after reimbursement                     0.71%
Distribution 12-b1 Fees after reimbursement             0.00%
Shareholders Services Fee                               0.00%
Other Expenses                                          0.24%
Total Portfolio Annual Expenses*                        0.95%
* The portfolio's investment advisor voluntarily reduced the portfolio's expenses. Absent reimbursement, management fee, distribution 12-b1 fee, shareholders services fee, other expenses and total expenses would have been 0.75%, 0.25%, 0.25%, 0.24%, and 1.49% respectively.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.85%
Other Expenses                                          0.05%
Total Portfolio Annual Expenses                         0.90%

ALGER AMERICAN GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.75%
Other Expenses                                          0.04%
Total Portfolio Annual Expenses                         0.79%

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.80%
Other Expenses                                          0.04%
Total Portfolio Annual Expenses                         0.84%

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.85%
Other Expenses*                                         0.05%
Total Portfolio Annual Expenses                         0.90%
*Included in other expenses is 0.01% of interest expense.

ALGER AMERICAN INCOME & GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                        0.625%
Other Expenses                                         0.075%
Total Portfolio Annual Expenses                         0.70%

ALGER AMERICAN BALANCED PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.75%
Other Expenses                                          0.13%
Total Portfolio Annual Expenses                         0.88%

INVESCO VIF-DYNAMICS PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.75%
Other Expenses                                          0.34%
Total Portfolio Annual Expenses                         1.09%

INVESCO VIF-FINANCIAL SERVICES PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.75%
Other Expenses                                          0.34%
Total Portfolio Annual Expenses                         1.09%

INVESCO VIF-HEALTH SCIENCES PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.75%
Other Expenses                                          0.32%
Total Portfolio Annual Expenses                         1.07%

INVESCO VIF-REAL ESTATE OPPORTUNITY PORTFOLIO ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.90%
Other Expenses                                          0.83%
Total Portfolio Annual Expenses*                        1.73%

INVESCO VIF-SMALL COMPANY GROWTH PORTFOLIO ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.75%
Other Expenses                                          0.62%
Total Portfolio Annual Expenses*                        1.37%

INVESCO VIF-TECHNOLOGY PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.72%
Other Expenses                                          0.30%
Total Portfolio Annual Expenses                         1.02%

INVESCO VIF-TELECOMMUNICATIONS PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.75%
Other Expenses                                          0.31%
Total Portfolio Annual Expenses                         1.06%

INVESCO VIF-UTILITIES PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                         0.60%
Other Expenses                                          0.62%
Total Portfolio Annual Expenses*                        1.22%
*The portfolio's investment advisor reduced other expenses, because their custodian fees were reduced under an expense offset arrangement. Certain other expenses were voluntarily absorbed by the investment advisor pursuant to a commitment to the portfolios and INVESCO. This commitment may be changed at any time following the consultation of INVESCO'S Board of Directors. Before absorption, management fees, other expenses and total expenses would have been, 0.90%, 4.38%, 5.28% for the INVESCO VIF Real Estates Opportunity Portfolio, 0.75%, 0.68%, 1.43% for the INVESCO VIF Small Company Portfolio, and 0.60%, 0.81%, 1.41% for the INVESCO VIF Utilities Portfolio respectively.

EXAMPLES

If you terminate your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, and assuming none of the proceeds is used to fund Plan benefits. Should any of the proceeds be used to fund Plan benefits, the actual expenses incurred will be less than those represented in the example.

FUND                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
American National Growth Portfolio                          $86      $125      $154       $245
American National Balanced Portfolio                        $87      $126      $155       $248
American National Equity Income Portfolio                   $87      $127      $156       $250
American National Money Market Portfolio                    $86      $125      $154       $245
American National High Yield Bond Portfolio                 $86      $123      $150       $238
American National International Stock Portfolio             $88      $132      $166       $269
American National Small-Cap/Mid-Cap Portfolio               $92      $143      $185       $308
American National Government Bond Portfolio                 $86      $123      $150       $238
Fidelity Mid Cap Portfolio                                  $87      $129      $160       $257
Fidelity Index 500 Portfolio                                $85      $122      $148       $234
Fidelity Contrafund Portfolio                               $87      $127      $156       $250
Fidelity Aggressive Growth Portfolio                        $91      $139      $179       $294
Fidelity Growth Opportunities Portfolio                     $87      $127      $158       $253
T. Rowe Price Equity Income Portfolio                       $86      $125      $153       $243
T. Rowe Price International Stock Portfolio                 $88      $130      $163       $264
T. Rowe Price Mid-Cap Growth Portfolio                      $86      $125      $153       $243
T. Rowe Price Limited - Term Bond Portfolio                 $85      $120      $145       $227
MFS Capital Opportunities Portfolio                         $87      $126      $156       $249
MFS Emerging Growth Portfolio                               $86      $125      $153       $243
MFS Research Portfolio                                      $86      $125      $153       $243
MFS Investors Trust Portfolio                               $86      $125      $154       $245
Federated Utility Fund II Portfolio                         $87      $126      $156       $249
Federated Growth Strategies Fund II Portfolio               $86      $125      $153       $244
Federated International Small Co. Fund II Portfolio         $92      $143      $185       $308
Federated High Income Bond Fund II Portfolio                $85      $122      $148       $234
Federated Equity Income Fund II Portfolio                   $87      $127      $158       $253
Alger American Small Capitalization Portfolio               $87      $126      $155       $248
Alger American Growth Portfolio                             $86      $123      $150       $237
Alger American MidCap Growth Portfolio                      $86      $124      $152       $242
Alger American Leveraged AllCap Portfolio                   $87      $126      $155       $248
Alger American Income & Growth Portfolio                    $85      $120      $145       $227
Alger American Balanced Portfolio                           $86      $125      $154       $246
INVESCO VIF-Dynamics Portfolio                              $88      $131      $165       $268
INVESCO VIF-Health Sciences Portfolio                       $88      $131      $164       $266
INVESCO VIF-Small Company Growth Portfolio                  $91      $139      $179       $295
INVESCO VIF-Telecommunications Portfolio                    $88      $131      $164       $265
INVESCO VIF-Financial Services Portfolio                    $88      $131      $165       $268
INVESCO VIF-Real Estate Opportunity Portfolio               $94      $149      $196       $330
INVESCO VIF-Technology Portfolio                            $88      $129      $162       $261
INVESCO VIF-Utilities Portfolio                             $90      $135      $172       $281

If you do not terminate your Contract, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets.

FUND                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
American National Growth Portfolio                          $22       $66      $114       $245
American National Balanced Portfolio                        $22       $67      $115       $248
American National Equity Income Portfolio                   $22       $68      $116       $250
American National Money Market Portfolio                    $22       $66      $114       $245
American National High Yield Bond Portfolio                 $21       $64      $110       $238
American National International Stock Portfolio             $24       $73      $126       $269
American National Small-Cap/Mid-Cap Portfolio               $28       $85      $145       $308
American National Government Bond Portfolio                 $21       $64      $110       $238
Fidelity Mid Cap Portfolio                                  $23       $70      $120       $257
Fidelity Index 500 Portfolio                                $20       $63      $108       $234
Fidelity Contrafund Portfolio                               $22       $68      $116       $250
Fidelity Aggressive Growth Portfolio                        $26       $81      $139       $294
Fidelity Growth Opportunities Portfolio                     $22       $69      $118       $253
T. Rowe Price Equity Income Portfolio                       $21       $66      $113       $243
T. Rowe Price International Stock Portfolio                 $23       $72      $123       $264
T. Rowe Price Mid-Cap Growth Portfolio                      $21       $66      $113       $243
T. Rowe Price Limited - Term Bond Portfolio                 $20       $61      $105       $227
MFS Capital Opportunities Portfolio                         $22       $68      $116       $249
MFS Emerging Growth Portfolio                               $21       $66      $113       $243
MFS Research Portfolio                                      $21       $66      $113       $243
MFS Investors Trust Portfolio                               $22       $66      $114       $245
Federated Utility Fund II Portfolio                         $22       $68      $116       $249
Federated Growth Strategies Fund II Portfolio               $21       $66      $113       $244
Federated International Small Co. Fund II Portfolio         $28       $85      $145       $308
Federated High Income Bond Fund II Portfolio                $20       $63      $108       $234
Federated Equity Income Fund II Portfolio                   $22       $69      $118       $253
Alger American Small Capitalization Portfolio               $22       $67      $115       $248
Alger American Growth Portfolio                             $21       $64      $110       $237
Alger American MidCap Growth Portfolio                      $21       $65      $112       $242
Alger American Leveraged AllCap Portfolio                   $22       $67      $115       $248
Alger American Income & Growth Portfolio                    $20       $61      $105       $227
Alger American Balanced Portfolio                           $22       $67      $114       $246
INVESCO VIF-Dynamics Portfolio                              $24       $73      $125       $268
INVESCO VIF-Health Sciences Portfolio                       $24       $72      $124       $266
INVESCO VIF-Small Company Growth Portfolio                  $27       $81      $139       $295
INVESCO VIF-Telecommunications Portfolio                    $23       $72      $124       $265
INVESCO VIF-Financial Services Portfolio                    $24       $73      $125       $268
INVESCO VIF-Real Estate Opportunity Portfolio               $30       $92      $157       $330
INVESCO VIF-Technology Portfolio                            $23       $71      $122       $261
INVESCO VIF-Utilities Portfolio                             $25       $77      $132       $281

You should not consider the examples as representative of past or future expenses.

The purpose of the preceding tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the separate account and the Eligible Portfolios. The examples assume that any waiver or reimbursement policies for the Eligible Portfolios are in affect for the time-periods presumed. The expenses shown above for the Eligible Portfolios are assessed at the underlying fund level and are not direct charges against the separate account's assets or reductions from Accumulation Value. These expenses are taken into consideration in computing each Portfolio's net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of an Eligible Portfolio. For a more complete description of the management fees of the American National Fund, the Fidelity Funds, the T. Rowe Price Funds, the MFS Fund, the Federated Fund, the Alger American Fund, and the INVESCO VIF Funds, see their prospectuses.

ACCUMULATION UNIT VALUES

(For an accumulation unit outstanding throughout the period)

YEAR ENDED DECEMBER 31, 2000

GROUP CONTRACTS IN THE ACCUMULATION PERIOD

AMERICAN NATIONAL GROWTH PORTFOLIO
Accumulation unit value at beginning of period                      $   --
Accumulation unit value at end of period                            $0.953
Number of accumulation units outstanding at end of period               48

AMERICAN NATIONAL BALANCED PORTFOLIO
Accumulation unit value at beginning of period                      $   --
Accumulation unit value at end of period                            $0.987
Number of accumulation units outstanding at end of period               46

AMERICAN NATIONAL EQUITY INCOME PORTFOLIO
Accumulation unit value at beginning of period                      $   --
Accumulation unit value at end of period                            $1.039
Number of accumulation units outstanding at end of period               44

AMERICAN NATIONAL MONEY MARKET PORTFOLIO
Accumulation unit value at beginning of period                      $   --
Accumulation unit value at end of period                            $1.018
Number of accumulation units outstanding at end of period               62

AMERICAN NATIONAL INT'L STOCK PORTFOLIO
Accumulation unit value at beginning of period                      $   --
Accumulation unit value at end of period                            $0.852
Number of accumulation units outstanding at end of period               82

AMERICAN NATIONAL SMALL CAP/MID CAP PORTFOLIO
Accumulation unit value at beginning of period                      $   --
Accumulation unit value at end of period                            $0.663
Number of accumulation units outstanding at end of period              630

AMERICAN NATIONAL GOVERNMENT BOND PORTFOLIO
Accumulation unit value at beginning of period                      $   --
Accumulation unit value at end of period                            $1.046
Number of accumulation units outstanding at end of period               52

FIDELITY INDEX 500 PORTFOLIO
Accumulation unit value at beginning of period                      $   --
Accumulation unit value at end of period                            $0.921
Number of accumulation units outstanding at end of period              438

FIDELITY CONTRAFUND PORTFOLIO
Accumulation unit value at beginning of period                      $   --
Accumulation unit value at end of period                            $0.960
Number of accumulation units outstanding at end of period              345

FIDELITY GROWTH OPPORTUNITIES PORTFOLIO
Accumulation unit value at beginning of period                      $   --
Accumulation unit value at end of period                            $0.881
Number of accumulation units outstanding at end of period              352

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Accumulation unit value at beginning of period                      $   --
Accumulation unit value at end of period                            $1.006
Number of accumulation units outstanding at end of period              347

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Accumulation unit value at beginning of period                      $   --
Accumulation unit value at end of period                            $0.859
Number of accumulation units outstanding at end of period              736

T. ROWE PRICE LIMITED - TERM BOND PORTFOLIO
Accumulation unit value at beginning of period                      $   --
Accumulation unit value at end of period                            $1.024
Number of accumulation units outstanding at end of period               30

MFS CAPITAL OPPORTUNITIES SERIES PORTFOLIO
Accumulation unit value at beginning of period                      $   --
Accumulation unit value at end of period                            $0.902
Number of accumulation units outstanding at end of period              133

MFS EMERGING GROWTH SERIES PORTFOLIO
Accumulation unit value at beginning of period                      $   --
Accumulation unit value at end of period                            $0.840
Number of accumulation units outstanding at end of period              499

MFS RESEARCH SERIES PORTFOLIO
Accumulation unit value at beginning of period                      $   --
Accumulation unit value at end of period                            $0.894
Number of accumulation units outstanding at end of period              297

FEDERATED UTILITY II PORTFOLIO
Accumulation unit value at beginning of period                      $   --
Accumulation unit value at end of period                            $0.958
Number of accumulation units outstanding at end of period              304

FEDERATED GROWTH STRATEGIES
Accumulation unit value at beginning of period                    $   --
Accumulation unit value at end of period                          $0.857
Number of accumulation units outstanding at end of period            289

FEDERATED HIGH INCOME BOND PORTFOLIO
Accumulation unit value at beginning of period                    $   --
Accumulation unit value at end of period                          $0.920
Number of accumulation units outstanding at end of period             46

FEDERATED EQUITY INCOME PORTFOLIO
Accumulation unit value at beginning of period                    $   --
Accumulation unit value at end of period                          $0.883
Number of accumulation units outstanding at end of period             22

ALGER AMERICAN SMALL CAPIT. PORTFOLIO
Accumulation unit value at beginning of period                    $   --
Accumulation unit value at end of period                          $0.820
Number of accumulation units outstanding at end of period            475

ALGER AMERICAN LEVERAGED PORTFOLIO
Accumulation unit value at beginning of period                    $   --
Accumulation unit value at end of period                          $0.797
Number of accumulation units outstanding at end of period            303

ALGER AMERICAN INCOME & GROWTH PORTFOLIO
Accumulation unit value at beginning of period                    $   --
Accumulation unit value at end of period                          $0.950
Number of accumulation units outstanding at end of period             21

CONTRACT

TYPE OF CONTRACT

This prospectus offers a group unallocated variable annuity Contract, and our obligations are strictly limited to those set forth in this prospectus. Neither the Plan Participant, nor any person deriving any rights or benefits from a Plan Participant, will at any time have any right, or interest in the Accumulation Value. We incur no liability or obligation to any Plan Participant until there has been a benefit purchased on behalf of a Plan Participant or person deriving rights from a Plan Participant, in accordance with the provisions of the Contract. Our sole responsibility to any such Plan Participant or person deriving rights from a Plan Participant will be the payment of such benefits purchased on his behalf.

If the Plan maintains individual accounts for each Plan Participant or beneficiary, the Plan should have accounting procedures to allocate among those accounts the gains, losses and charges under this Contract.

The terms of the Contracts may only be changed by mutual agreement between American National and each Contract Owner, unless:

 .  the change is as described in the section entitled "Changes in Investment
   Options" on page 40;

 . American National is making the change in order to comply with a law or regulation to which American National or the Contracts are subject; or

 . American National is making the change in order to maintain the tax status of the Contracts as described in the section entitled "Federal Tax Matters" on page 41.

Certain provisions of the contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your contract for specific variations since any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact Us for specific information that may be applicable to your state.

CONTRACT APPLICATION AND PURCHASE PAYMENTS

To purchase a Contract, you must complete an application and send a Purchase Payment to our home office. (See "Allocation of Purchase Payments", page 24.)
If the application cannot be processed within five days after receipt, we will request your permission to retain the payment until the completed application is received. If the application is not completed, and we do not receive such permission within five days after receipt of the payment, we will return your payment. We will credit your initial Purchase Payment to the Contract within two business days after a completed application is received at our home office. All additional Purchase Payments received by us are effective when such Purchase Payments are received at our home office.

Purchase Payments paid are allocated as directed by you. Purchase Payments must be for the purpose of providing for Plan benefits. We assume no liability as to the sufficiency of the Accumulation Value to provide benefits according to the provisions of the Plan.

ALLOCATION OF PURCHASE PAYMENTS

Purchase Payments will be allocated to the subaccounts according to instructions in the application. You can change these allocations at any time by written instruction to our home office, or if a properly completed telephone transfer authorization form is on file with us, by telephone.

CREDITING OF ACCUMULATION UNITS

Purchase Payments will be used to purchase Accumulation Units in subaccounts as the Contract Owner has instructed. We will determine the number of Accumulation Units purchased by dividing the dollar amount of the Purchase Payment allocated to a subaccount by the Accumulation Unit value for that subaccount computed following such allocation. Purchase Payments are not credited until actually received by us. A Plan Participant's contribution to a Plan will not be credited until the Contract Owner forwards such contribution to us.

DETERMINING ACCUMULATION UNIT VALUES

The Accumulation Unit value of each subaccount reflects the investment performance of that subaccount. We calculate Accumulation Unit value on each Valuation Date. The Accumulation Unit value on each Valuation Date is equal to the Accumulation Unit value for the preceding Valuation Date, multiplied by the net investment factor for that subaccount on that Valuation Date.

A net investment factor is determined for each subaccount on a Valuation Date as follows. First, we take the net asset value of a share in the corresponding Eligible Portfolio at the close of business that day, and we add the per share amount of any dividends or capital gains distributions declared by the Eligible Portfolio during the Valuation Period. We divide this amount by the per share net asset value on the preceding Valuation Date. Then we reduce the result for the administrative asset fee and the mortality and expense risk fee.

We will calculate the Accumulation Unit value for each subaccount at the end of each Valuation Period. Investment performance of the Eligible Portfolios, their expenses and the deduction of certain charges by us affect the Accumulation Unit value for each subaccount.

TRANSFERS

You can make transfers among the subaccounts at any time. There are no restrictions.

We will make transfers and determine values at the end of the Valuation Period in which your transfer request is received, unless you designate a later date.

Payment of withdrawal amounts and transfers may be postponed whenever: (1) the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of the Contract Owners; or (3) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the separate account's net assets.

CHARGES AND DEDUCTIONS

SURRENDER CHARGE

During the first seven Contract Years, a Surrender Charge may be imposed on withdrawals at a rate of no more than 7% of the amount withdrawn. (See "Deferred Sales Load (`Surrender Charge')" on page 9 for the table of surrender charges rates).

We will deduct a surrender charge from the Accumulation Value for withdrawals of all or a portion of Accumulation Value. However, no surrender charge will apply to any such withdrawal:

 a) if you request a lump sum cash distribution and give us proof that benefits in the amount of the lump sum cash distribution are payable under the Plan to a Plan Participant or beneficiary due to the death, disability, termination of employment or retirement of a Plan Participant; or

 b) if you request that such withdrawal be applied to purchase from us any of the annuity options available under the Contract. (See "Annuity Options, page 30.)

For termination, the surrender charge will be equal to the surrender charge percentage multiplied by the Accumulation Value. The surrender charge percentage will be determined by the Contract Year in which the termination occurs.

For withdrawals not exempt from the surrender charge, a surrender charge will be assessed consistent with that for termination. The surrender charge percentage will be determined by the Contract Year in which the withdrawal occurs.

Even if your Accumulation Value is less than the total of your Purchase Payments, your Surrender Charge for a full surrender will be based upon the total of your Purchase Payments. Assume that you have $30,000 Accumulation Value, but you have paid $38,000 in Purchase Payments. On a full surrender, you can still withdraw 10% of your Accumulation Value, or $3,000, without a Surrender Charge; however, the applicable Surrender Charge percentage would then be applied to the total Purchase Payments less the free withdrawal amount, or $35,000, not the $30,000 in Accumulation Value.

OTHER CHARGES

 The Contract is subject to certain other charges:

 .  Administrative Asset  Fee

   An administrative asset fee at an annual rate of 0.10% is assessed daily against the separate account.

 .  Mortality and Expense Risk Fee

   Annuity payments will not decrease because of adverse mortality experience of Plan Participants as a class or increases in our actual expenses over expense charges. We assume the risks that Plan Participants as a class may live longer than expected (requiring a greater number of annuity payments) and that fees may not be sufficient to cover our actual costs.

   For our promises to accept these risks, a mortality and expense risk fee at an annual rate of 1.15% will be assessed daily against the separate account.

 .  Charges for Taxes

   None at present. We may, however, make a charge in the future if income or gains within the separate account incur federal, state, or local taxes or if our tax treatment changes. Charges for such taxes, if any, would be deducted from the separate account.

 .  Portfolio Expenses

   The Eligible portfolios in which you have invested will charge the portfolio company annual expenses described on pages 9-16. For a more complete description of those expenses, see the prospectuses for the Eligible Portfolios.

DISTRIBUTIONS UNDER THE CONTRACT

WITHDRAWALS

The Contract Owner may make withdrawals under the Contract, in whole or in part, subject to the following limitations:

 .  The request must be made in writing.

 . If a partial withdrawal would leave less than $1,200 Accumulation Value, we may terminate the Contract.

 . A partial withdrawal request should specify the allocation of that withdrawal among the subaccounts. If not specified, we will prorate the withdrawal among the subaccounts. Surrender charges will be deducted from the Accumulation Value remaining after a partial withdrawal.

 . Additional limitations apply to withdrawals, as explained in, "Termination of Contract".

The Accumulation Unit value for withdrawals will be the applicable Accumulation Unit value determined on the Valuation Date following receipt by us at our home office of your withdrawal request.

Accumulation Value can be determined by multiplying the number of Accumulation Units for each subaccount times the Accumulation Unit value and summing the results. The amount available for withdrawal equals the Accumulation Value less any applicable surrender charge. Accumulation Value will be reduced by the amount of any withdrawal and applicable surrender charge.

We expect to pay surrenders within seven days of receipt of your written request in proper form, however payment of surrenders may be delayed under certain circumstances. (See "Transfers" on page 24.)

TERMINATION OF CONTRACT

You may terminate the Contract at any time by giving us written notice. Such notice will specify a date of termination, which may not be earlier than 30 days after receipt at our home office.

We may terminate the Contract by giving you written notice, if any one or more of the following events occurs:

 a)  the Accumulation Value is less than $1,200; or

 b) you failed to provide any information or render any performance required by the terms of this Contract.

Such termination notice will specify a date of termination, which will not be earlier than six months after the date you receive such notice.

Upon termination, no further Purchase Payment will be accepted, and you shall designate a party to receive the amounts due on termination. We shall transfer the balance of the Accumulation Value less any applicable surrender charge to the designated party. We shall have no obligation or duty to verify that such party has the right to receive such payment, nor that the Plan is or will continue to be qualified under the Internal Revenue Code, nor that such payments will be properly applied by the designated party. Such payment or payments will fully and finally discharge us of all liability under this Contract, except for the payment of annuity benefits previously purchased. (See "Annuity Options, page 30). Termination of this Contract will have no effect upon the payments to be made by us to any person for whom an annuity has been purchased prior to the date of termination.

ANNUITY PAYMENTS

You can apply all or part of the Accumulation Value to any of the annuity options described below. These annuity options provide for fixed payments; accordingly, Accumulation Value will be transferred to the General Account and annuity payments will be based upon the annuity option selected. Annuity payments can begin at any time. Such payments must be for the exclusive benefit of a Plan Participant or beneficiary or for a person designated by you for the exclusive benefit of such Plan Participant or beneficiary.

ANNUITY OPTIONS

The following annuity options are available to Contract Owners. The Plans will specify which of these options are available to individual Plan Participants.

 . Option 1 - Life Annuity -- monthly payments during the lifetime of an individual, ceasing with the last annuity payment due before the individual's death. This option offers the maximum level of monthly annuity payments since there is no provision for a minimum number of annuity payments or a death benefit for beneficiaries. It would be possible under this option for an individual to receive only one annuity payment if death occurred before the due date of the second annuity payment, two if death occurred before the third annuity payment date, etc.

 . Option 2 - Life Annuity with ten or 20 Years Certain -- monthly payments during the lifetime of an individual with payments made for a period certain of not less than ten or 20 years, as elected. The annuity payments will be continued to a designated beneficiary until the end of the period certain.

 . Option 3 - Joint and Survivor Annuity -- monthly payments during the joint lifetime of an individual and another named individual and thereafter during the lifetime of the survivor, ceasing with the last annuity payment due before the survivor's death. It would be possible under this option for only one annuity payment to be made if both individuals under the option died before the second annuity payment date, or only two annuity payments if both died before the third annuity payment date, etc.

 . Option 4 - Installment Payments, Fixed Period --monthly payments for specified number of years of at least 5, but not exceeding 30. Payments will include interest at the effective rate of 2.5% per year.

 .  Option 5 - Equal Installment Payments, Fixed Amount -- monthly installments
   (not less than $6.25 per $1,000 applied) until the amount applied, plus interest at an effective rate of 2.5% per year, is exhausted. The final annuity payment will be the remaining sum left with us. It may be more or less than the other payments.

 .  Other Annuity Forms -- May be agreed upon.

If a beneficiary dies while receiving annuity payments certain under Option 2, 4 or 5 above, the present value of minimum guaranteed payments will be paid in a lump sum to the estate of the beneficiary.

The value of the annuity payment will vary based upon the amount of Accumulation Value applied to the annuity option. In addition, the annuity payment will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for life annuities than joint and survivor annuities.

ANNUITY PROVISIONS

We determine life contingent annuity payments based on the Annuity 2000 Mortality Table (50% male, 50% female blend) and 2.5% interest which generally reflects the age of the payee and type of annuity option selected. The payee's attained age at settlement will be adjusted downward by one year for each full five-year period that has lapsed since January 1, 2000. The effect of this adjustment is a reduction in the annuity payment provided.

THE COMPANY, SEPARATE ACCOUNT,
AND FUNDS

AMERICAN NATIONAL INSURANCE COMPANY

The Company is a stock life insurance company chartered in 1905 in the State of Texas. We write individual and group life, accident and health insurance and annuities. Our home office is located in the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550-7999. The Moody Foundation, a charitable foundation, owns approximately 23.7% and the Libbie S. Moody Trust, a private trust, owns approximately 37.6% of our common stock.

We are regulated by the Texas Department of Insurance and are subject to the insurance laws and regulations of other states where we operate. Each year, we file a National Association of Insurance Commissioners convention blank with the Texas Department of Insurance. Such convention blank covers our operations and reports on our financial condition and the separate account's financial condition as of December 31 of the preceding year. Periodically, the Texas Department of Insurance examines and certifies the adequacy of the separate accounts and our liabilities and reserves. A full examination of our operations is also conducted periodically by the National Association of Insurance Commissioners.

Obligations under the Contract are our obligations.

THE SEPARATE ACCOUNT

We established the American National Variable Annuity Separate Account under Texas law on July 30, 1991. The separate account's assets are held exclusively for the benefit of persons entitled to payments under variable annuity contracts issued by us. We are the legal holder of the separate account's assets and will cause the total market value of such assets to be at least equal to the separate account's reserve and other contract liabilities. Such assets are held separate and apart from our General Account assets. We maintain records of all purchases and redemptions of shares of Eligible Portfolios by each of the subaccounts. Liabilities arising out of any other business we conduct cannot be charged against the assets of the separate account. Income, as well as both realized and unrealized gains or losses from the separate account's assets, is credited to or charged against the separate account without regard to income, gains or losses arising out of other business that we conduct. However, if the separate account's assets exceed its liabilities, the excess is available to cover the liabilities of our General Account.

The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust, which is a type of investment company. Such registration does not involve any SEC supervision of management or investment policies or practices. There are currently thirty-two subaccounts within the separate account available to Contract Owners and each invests only in a corresponding Eligible Portfolio.

Since we are the legal holder of the Eligible Portfolio shares in the separate account we have the right to vote such shares at shareholders' meetings. To the extent required by law, we will vote in accordance with instructions from Contract Owners. The number of votes for which a Contract Owner has the right to provide instructions will be determined as of the record date selected by the Board of Directors of the American National Fund, the Fidelity Funds, the T. Rowe Price Funds, the MFS Fund, the Federated Fund, Alger American Fund, and the INVESCO VIF Funds. We will furnish you proper forms, materials, and reports to enable you to give us instructions if you choose.

The number of shares of an Eligible Portfolio for which you can give instructions is determined by dividing the Accumulation Value held in the corresponding subaccount by the net asset value of one share in such Eligible Portfolio. Fractional shares will be counted. Shares of an Eligible Portfolio held in a subaccount for which you have not given timely instructions and other shares held in a subaccount will be voted by us in the same proportion as those shares in that subaccount for which timely instructions are received. Voting instructions to abstain will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Eligible Portfolios in our own right.

The separate account is not the only separate account that invests in the Eligible Portfolios. Other separate accounts, including those funding other variable annuity contracts, variable life policies and other insurance contracts and retirement plans, invest in some of the Eligible Portfolios. We do not believe this results in any disadvantages to you. However, there is a theoretical possibility that a material conflict of interest could arise with owners of variable life insurance policies funded by the separate account and owners of other variable annuity contracts whose values are allocated to other separate accounts investing in the Eligible Portfolios. There is also a theoretical possibility that a material conflict could arise between the interests of Contract Owners or owners of other contracts and the retirement plans which invest in the Eligible Portfolios or their participants. If a material conflict arises, we will take any necessary steps, including removing the Eligible Portfolio from the separate account, to resolve the matter. The Board of Directors of each Eligible Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, to take in response to those events or conflicts. See the accompanying prospectuses for the Eligible Portfolios for more information.

THE FUNDS

Each subaccount invests in shares of a corresponding Eligible Portfolio of the American National Fund, the Fidelity Funds, the T. Rowe Price Funds, the MFS Fund, the Federated Fund, and the Alger American Fund. The investment objectives and policies of each Eligible Portfolio are summarized below. You will be notified of and have an opportunity to instruct us how to vote on any proposed material change in the investment policy of any Eligible Portfolio in which you have an interest.

 . The American National Fund - currently has the following series or Portfolios, each of which is an Eligible Portfolio:

 . AMERICAN NATIONAL MONEY MARKET PORTFOLIO ... seeks the highest current income consistent with the preservation of capital and maintenance of liquidity.

 . AMERICAN NATIONAL GROWTH PORTFOLIO ... seeks to achieve capital appreciation.

 . AMERICAN NATIONAL BALANCED PORTFOLIO ... seeks to conserve principal, produce reasonable current income, and achieve long-term capital appreciation.

 . AMERICAN NATIONAL EQUITY INCOME PORTFOLIO ... seeks to achieve growth of capital and/or current income.

 . AMERICAN NATIONAL GOVERNMENT BOND PORTFOLIO ... seeks to provide as high a level of current income, liquidity, and safety of principal as is consistent with prudent investment risks through investment in a portfolio consisting primarily of securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.

 . AMERICAN NATIONAL SMALL-CAP/MID-CAP PORTFOLIO ... seeks to provide long-term capital growth by investing primarily in stocks of small to medium-sized companies.

 . AMERICAN NATIONAL HIGH YIELD BOND PORTFOLIO ... seeks to provide a high level of current income. As a secondary investment objective, the Portfolio seeks capital appreciation.

 . AMERICAN NATIONAL INTERNATIONAL STOCK PORTFOLIO ... seeks to obtain long-term growth of capital through investments primarily in the equity securities of established, non-U.S. companies.

Securities Management and Research, Inc. ("SM&R"), one of our wholly owned subsidiaries, is the American National Fund's investment adviser. SM&R also provides investment advisory and portfolio management services to us and to other clients. SM&R maintains a staff of experienced investment personnel and related support facilities.

 . The Fidelity Funds - currently have 13 series or Portfolios, the following five of which are Eligible Portfolios:

 . FIDELITY MID CAP PORTFOLIO ... seeks long-term growth of capital, investing in stocks of companies with medium market capitalization both domestic and foreign issuers.

 . FIDELITY INDEX 500 PORTFOLIO ... seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. The Portfolio normally invests at least 80% of its assets in common stocks included in the S&P 500. The Portfolio seeks to achieve a 98% or better correlation between its total return and the total return of the index.

 . FIDELITY CONTRAFUND PORTFOLIO ... seeks long-term capital appreciation. The
   Portfolio normally invests primarily in common stocks. The Portfolio invests in securities of companies whose value the Portfolio believes is not fully recognized by the public.

 . FIDELITY AGGRESSIVE GROWTH PORTFOLIO ... seeks capital appreciation in stocks of companies with potential for accelerated earnings or revenue growth, both domestic and foreign issuers.

 . FIDELITY GROWTH OPPORTUNITIES PORTFOLIO ... seeks to provide capital growth.
   The Portfolio normally invests its assets primarily in common stocks. The Portfolio may also invest in other types of securities, including bonds, which may be lower-quality debt securities.

The Fidelity Asset Manager and the Fidelity Asset Manager: Growth Portfolio are no longer available. The Fidelity Management & Research Company ("FMR") is the Fidelity Funds' investment adviser. FMR provides a number of mutual funds and other clients with investment research and portfolio management services. Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research (Far East), wholly-owned subsidiaries of FMR, provide research with respect to foreign securities. FMR maintains a large staff of experienced investment personnel and a full complement of related support facilities.

 . The T. Rowe Price Funds - currently have the following series or Portfolios, each of which are Eligible Portfolios:

 . T. ROWE PRICE EQUITY INCOME PORTFOLIO ... seeks to provide substantial dividend income as well as long-term growth of capital through investments in common stocks of established companies. The Portfolio will normally invest at least 65% of its assets in the common stocks of well-established companies paying above-average dividends.

 . T. ROWE PRICE MID-CAP GROWTH PORTFOLIO ... seeks to achieve long term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. The Portfolio will invest at least 65% of its assets in a diversified portfolio of common stocks of mid-cap companies whose earnings are expected to grow at a faster rate than the average company. The Portfolio considers "mid-cap companies" as companies with market capitalization (number of shares outstanding multiplied by share price) between $300 million and $5 billion. Most of the Portfolio's assets will be invested in U. S. common stocks.

 . T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO ... seeks to provide long-term growth of capital through investments primarily in common stocks of established non-U.S. companies. The Portfolio expects to invest substantially all of the Portfolio's assets (with a minimum of 65%) in established companies beyond U.S. borders. The Portfolio's focus will typically be on large and, to a lesser extent, medium-sized companies.

 . T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO ... seeks a high level of income consistent with modest price fluctuation by investing primarily in investment grade debt securities.

T. Rowe Price Associates, Inc. is responsible for selection and management of the Portfolio investments of T. Rowe Price Equity Securities and T. Rowe Price Fixed Income Securities. Rowe Price-Fleming International, Inc., a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited, is responsible for selection and management of the Portfolio investments of T. Rowe Price International Series.

 . The MFS Fund - currently has the following Portfolios, each of which are Eligible Portfolios:

 . MFS CAPITAL OPPORTUNITIES PORTFOLIO ... seeks capital appreciation. Dividend income, if any, is a consideration incidental to the Portfolio's objective of capital appreciation. While the Portfolio's policy is to invest primarily in common stocks, it may seek appreciation in other types of securities such as fixed income securities (which may be unrated), convertible bonds, convertible preferred stocks and warrants when relative values make such purchases appear attractive either as individual issues or as types of securities in certain economic environments. The Portfolio may invest in lower rated fixed income securities or comparable unrated securities.

 . MFS EMERGING GROWTH PORTFOLIO ... seeks to provide long-term growth of capital through investing primarily in common stocks of emerging growth companies, which involves greater risk than is customarily associated with investments in more established companies. The Portfolio may invest in a limited extent in lower rated fixed income securities or comparable unrated securities.

 . MFS RESEARCH PORTFOLIO ... seeks to provide long-term growth of capital and future income by investing a substantial proportion of its assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth. No more than 5% of the Portfolio's convertible securities, if any, will consist of securities in lower rated categories or securities believed to be of similar quality to lower rated securities. The Portfolio may invest in a limited extent in lower rated fixed income securities or comparable unrated securities.

 . MFS INVESTORS TRUST PORTFOLIO ... seeks long term growth of capital with a secondary objective to seek reasonable current income.

Massachusetts Financial Service Company is responsible for selection and management of the Portfolio investments of the MFS Variable Series.

 . The Federated Fund - currently has the following Portfolios, each of which are Eligible Portfolios:

 . FEDERATED UTILITY FUND II PORTFOLIO ... seeks to achieve high current income and moderate capital appreciation. The Portfolio invests primarily in equity and debt securities of utility companies.

 . FEDERATED GROWTH STRATEGIES PORTFOLIO ... seeks capital appreciation. The Portfolio invests at least 65% of its assets in equity securities of companies with prospects for above average growth in earnings and dividends.

 . FEDERATED INTERNATIONAL SMALL COMPANY FUND II PORTFOLIO ... seeks long term growth of capital by investing primarily in equity securities of foreign companies that have a market capitalization at the time of purchase of $1.5 billion or less.

 . FEDERATED HIGH INCOME BOND PORTFOLIO ... seeks high current income. The Portfolio invests in fixed income securities, which are lower rated corporate debt obligations, which are commonly referred to as "junk bonds." The risk in investing in junk bonds is described in the prospectus for the Federated Insurance Series, which should be read carefully before investing.

 . FEDERATED EQUITY INCOME FUND II PORTFOLIO ... seeks to provide above average income and capital appreciation by investing in income producing equity securities including common stocks, preferred stocks, and debt securities that are convertible into common stocks, in cash and cash items during times of unusual conditions to maintain liquidity. Cash items may include commercial paper, Europaper, certificates of deposit, obligations of the U.S. Government, repurchase agreements, and other short-term instruments.

Federated Advisors makes all investment decisions for the Federated Insurance Series, subject to direction by the Federated Insurance Series Trustees.

 . The Alger American Fund - currently has the following series or Portfolios, each of which is an Eligible Portfolio:

 . ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO ... seeks long-term capital appreciation. It focuses on small, fast growing companies that offer innovative products, services, or technologies to a rapidly expanding marketplace.

 . ALGER AMERICAN GROWTH PORTFOLIO ... seeks to achieve long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources, and depth of management.

 . ALGER AMERICAN MIDCAP GROWTH PORTFOLIO ... seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential.

 . ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO ... seeks to achieve long-term capital appreciation. Under normal circumstances, the Portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The Portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

 . ALGER AMERICAN INCOME & GROWTH PORTFOLIO ... primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation. The Portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those that the manager believes also offer opportunities for capital appreciation.

 . ALGER AMERICAN BALANCED PORTFOLIO ... seeks current income and long-term capital appreciation. It focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities that appear to have some potential for capital appreciation.

Fred Alger Management, Inc. is the Alger American Fund's investment adviser. Fred Alger Management, Inc. maintains a staff of experienced investment personnel and related support facilities.

 . The INVESCO Funds - currently have the following Portfolios, each of which is an Eligible Portfolio:

 . VIF-HEALTH SCIENCES PORTFOLIO ... seeks long term-capital growth by investing primarily in equity securities of companies that develop, produce or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, health care facilities, and applied research and development of new products or services. Sector funds may experience greater short-term price volatility than more diversified equity funds, and are most suitable for the aggressive portion of an investment portfolio.

 . VIF-SMALL COMPANY GROWTH PORTFOLIO ... seeks long-term capital growth by investing primarily in small-capitalization companies -- those with market capitalization of $2 billion or less at the time of purchase. We are primarily looking for companies in the developing stages of their life cycles, which are currently priced below our estimation of their potential, have earnings which may be expected to grow faster than the U.S. economy in general, and/or offer the potential for accelerated earnings growth due to rapid growth of sales, new products, management changes, and/or structural changes in the economy. Investing in smaller companies may entail greater risks because the security prices of small companies tend to fluctuate more rapidly than large, well established companies.

 . VIF-TELECOMMUNICATIONS PORTFOLIO ... seeks long-term capital growth. Investments are primarily in the equity securities of companies that are engaged in the design, development, manufacture, distribution, or sale of communications services and equipment, and companies that are involved in supplying equipment or services to such companies. Sector funds may experience greater short-term price volatility than more diversified equity funds, and are most suitable for the aggressive portion of an investment portfolio. Foreign investments entail special risks, including currency exchange rate fluctuations, as well as differences in securities regulation and accounting practices.

 . VIF-UTILITIES PORTFOLIO ... seeks capital appreciation and income. Investments are primarily in equity securities of companies doing business in the utilities economic sector. These companies include companies that produce, generate, transmit or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless. Sector funds may experience greater short-term price volatility than more diversified equity funds, and are most suitable for the aggressive portion of an investment portfolio.

 . VIF-DYNAMICS PORTFOLIO ... seeks long-term growth by investing primarily in common stocks of mid-sized U.S. companies -- those with market capitalization between $2 billion and $15 billion at the time of purchase -- but also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities and bonds. The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions and other factors that INVESCO believes will lead to rapid sales or earnings growth.

 . VIF-REAL ESTATE OPPORTUNITY PORTFOLIO ... seeks to provide capital growth, with current income as a secondary consideration. Investments are primarily in equity securities of companies doing business in the real estate industry. These companies may include real estate investment trusts, real estate brokers, home builders or real estate developers, companies with substantial real estate holdings, and companies with significant involvement in the real estate industry. Sector funds may experience greater short-term price volatility than more diversified equity funds, and are most suitable for the aggressive portion of an investment portfolio. The real estate industry is highly cyclical, and the value of securities issued by companies doing business in that sector may fluctuate widely. The real estate industry -and, therefore, the performance of the portfolio - is highly sensitive to economic conditions, interest rates, property taxes, overbuilding, real estate values and the changes in rental income.

 . VIF-FINANCIAL SERVICES PORTFOLIO ... seeks long-term growth. Investments are primarily in equity securities of companies involved in the financial services sector. These companies include, among others, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), and investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies). Sector funds may experience greater short-term price volatility than more diversified equity funds, and are most suitable for the aggressive portion of an investment portfolio. Foreign investments entail special risks, including currency exchange rate fluctuations, as well as differences in securities regulation and accounting practices.

 . VIF-TECHNOLOGY PORTFOLIO ... seeks long-term capital growth. Investments are primarily in the equity securities of companies engaged in technology-related industries. These include, but are not limited to, applied technology, biotechnology, communications, computers, electronics, Internet, IT services and consulting, oceanography, office and factory automation, networking, robotics and video. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. Sector funds may experience greater short-term price volatility than more diversified equity funds, and are most suitable for the aggressive portion of an investment portfolio.

INVESCO is the INVESCO VIF Fund's investment adviser. INVESCO also provides investment advisory and portfolio management services to us and other clients. INVESCO maintains a staff of experienced investment personnel and related support facilities.

The accompanying prospectuses should be read in conjunction with this prospectus before investing and contain a full description of the above funds, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation.

We have arrangements to provide services to certain Eligible Portfolios for which the advisor or distributor of such Portfolios pays us fees. The fees are based upon an annual percentage of the average aggregate net amount invested by us in such Eligible Portfolios. Some advisors or distributors pay us higher fees than others do.

The Eligible Portfolios and the mutual funds of which they are a part are sold only to separate accounts of insurance companies offering variable annuity and variable life insurance contracts and, in some cases, to certain qualified pension and retirement plans. The Eligible Portfolios and mutual funds are not sold to the general-public and should not be mistaken for other mutual funds offered by the same sponsor or that have similar names.

CHANGES IN INVESTMENT OPTIONS

We may establish additional subaccounts which would invest in portfolios of other mutual funds chosen by us. We may also, from time to time, discontinue the availability of existing subaccounts. If we do, we may, by appropriate endorsement, make such changes to the Contract as we believe are necessary or appropriate. In addition, if a subaccount is discontinued, we may redeem shares in the corresponding Eligible Portfolio and substitute shares of another mutual fund. We will not do so, or make other changes, without prior notice to you and without complying with other applicable laws. Such laws may require approval by the SEC and the Texas Department of Insurance.

If we deem it to be in your best interest, and subject to any required approvals, we may combine the separate account with another of our separate accounts.


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


FEDERAL TAX MATTERS

INTRODUCTION

The following discussion is general in nature and is not intended as tax advice for each Contract Owner. It does not address the tax consequences resulting from all situations in which a Contract Owner may maintain such a Contract. Tax advice should be sought from a competent source prior to purchase. The discussion below is based on American National's understanding of the present federal tax law as currently interpreted by the Internal Revenue Service. No representation is made as to the continuation of present federal tax law or its current interpretation. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

TAXATION OF ANNUITIES IN GENERAL

Since a group unallocated Contract is not purchased directly by individuals, those portions of the Code relating to individual ownership of annuities are not applicable to the group unallocated Contract Owner. Certain provisions of section 72 of the Code would apply if the Contract Owner is a corporation or is not a natural person and the Contract is not maintained under a plan which has favorable tax treatment under the Code.

QUALIFIED CONTRACTS

The group unallocated Contract is designed for use with several types of qualifying Plans subject to Code sections 401 and 457. The tax rules applicable to such qualified Plans vary according to the type of Plan and the terms and conditions of the Plan itself. Plan Participants in qualified Plans may include business owners (both self-employed and stockholders) and their employees for whom pension and profit sharing plans have been established and government employees covered by a section 457 deferred compensation plan.

As a rule, Purchase Payments made by or for Plan Participants in qualified Plans are not subject to taxation at the time such payments are made in the Contract. In their capacity as Plan trustees or administrators, Contract Owners are responsible for the communication of appropriate information about the operation of the Plan and the tax consequences of making contributions to the Plan, purchasing this Contract under the Plan, and distributing Plan benefits. Distribution of benefits and tax withholding thereon is the sole responsibility of the Contract Owner. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the Contract do not comply with the law.

Corporate pension and profit-sharing plans under section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. A Contract Owner that uses the Contract in conjunction with a defined contribution plan under section 401(a) of the Code (which is also known as an "individual account plan") is solely responsible for allocating the assets of the Contract with respect to participant's individual accounts.

Plans established under section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provide for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under a section 457 Plan, a participant may usually specify the form of investment in which his or her participation will be made. All such investments are, however, owned by and are subject to the claims of the general creditors of the non-governmental sponsoring employer. In general, all amounts received under a section 457 Plan are taxable and are subject to federal income tax withholding as wages.

Due to the complexity of the tax rules associated with the sponsorship and operation of qualified Plans, entities contemplating establishment of such Plans should seek advice from competent sources with respect to the responsibilities and obligations associated with such Plans.


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


We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment of the group unallocated Contract. We make no guarantee regarding the tax status of the Contract and do not intend the above discussion as tax advice.


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


PERFORMANCE

Performance information for the subaccounts may appear in reports and advertising to current and prospective Contract Owners. The performance information is based on historical investment experience of the subaccounts and the Eligible Portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Eligible Portfolio share prices, the automatic reinvestment by the separate account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contract Owner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

Some subaccounts may also advertise yield. These measures reflect the income generated by an investment in the subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load.

The American National Money Market subaccount may advertise their current and effective yield. Current yield reflects the income generated by an investment in the subaccount over a 7-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.

DISTRIBUTOR OF THE CONTRACT

Securities Management and Research, Inc. ("SM&R"), 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, our wholly-owned subsidiary, is the principal underwriter of the Contract. SM&R was organized under the laws of the State of Florida in 1964, is a registered broker/dealer, and is a member of the National Association of Securities Dealers.

SM&R's registered representatives selling a Contract will receive commissions from SM&R. After issuance of the Contract, broker-dealers will receive commissions aggregating up to 7% of the Purchase Payments. In addition, after the first Contract Year, broker-dealers who have distribution agreements with us may receive an annual commission of up to 0.50% of the Contract's Accumulation Value.


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


LEGAL MATTERS

Various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Texas insurance law, have been reviewed by Greer, Herz and Adams, LLP, General Counsel.

LEGAL PROCEEDINGS

The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the separate account or us.

EXPERTS

The consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 2000 and for the year then ended and the statements of net assets of American National Variable Annuity Separate Account as of December 31, 2000 and the related statements of operations and changes in net assets for the year then ended, included in this prospectus and elsewhere in the registration statement, have been audited by KPMG LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.

The consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 1999 and 1998 and for the years then ended included in the registration statement, have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.

ADDITIONAL INFORMATION

A registration statement describing the Contracts has been filed with the Securities and Exchange Commission under the Securities Act of 1933. This Prospectus does not contain all information in the registration statement, to which reference is made for further information concerning us, the separate account, and the Contract offered hereby. Statements contained in this prospectus as to the terms of the Contract and other legal instruments are summaries. For a complete statement of such terms, reference is made to such instruments as filed.


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


FINANCIAL STATEMENTS

Our financial statements should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account. The financial statements can be found in the Statement of Additional Information.


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


TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                              Page
The Contract...............................................      3
Assignment.................................................      3
Distribution of the Contract...............................      3
Tax Matters................................................      3
Records and Reports........................................      4
Performance................................................      4
Total Return...............................................      4
Other Total Return.........................................      5
Yields.....................................................      5
State Law Differences......................................      6
Separate Account...........................................      6
Termination of Participating Agreements....................      7
Financial Statements.......................................     12
Financials.................................................     13

GROUP UNALLOCATED VARIABLE ANNUITY CONTRACT
STATEMENT OF ADDITIONAL INFORMATION
ISSUED BY AMERICAN NATIONAL INSURANCE COMPANY
HOME OFFICE  ONE MOODY PLAZA  GALVESTON TX 77550-7999
1-800-306-2959
RELATING TO THE PROSPECTUS DATED MAY 1, 2001

CUSTODIAN

American National Insurance Company
One Moody Plaza
Galveston, Texas 77550-7999


PRINCIPAL DISTRIBUTOR

Securities Management and Research, Inc.
2450 South Shore Boulevard, Suite 400
League City, Texas 77573


INDEPENDENT AUDITORS

KPMG LLP
700 Louisiana
Houston, Texas 77002-2786

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus for the Contract ("the Contract").

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2001

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Group Unallocated Variable Annuity Contract offered by American National Insurance Company ("American National"). You may obtain a copy of the prospectus dated August 11, 2000, by calling 1-800-306-2959, or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999. Terms used in the current prospectus for the Contract are incorporated in this Statement. All terms not specifically defined in this statement shall have the meaning set forth in the current prospectus.

Form 4872-SAI

                         TABLE OF CONTENTS

                                             Page
The Contract..............................      3
Assignment................................      3
Distribution of the Contract..............      3
Tax Matters...............................      3
Records and Reports.......................      4
Performance...............................      4
  Total Return............................      5
  Other Total Return......................      5
  Yields..................................      6
State Law Differences.....................      6
Separate Account..........................      7
Termination of Participating Agreements...      7
Financial Statements......................     14
Financials................................     16

THE CONTRACT

The following provides additional information about the Contract which supplements the description in the prospectus.

ASSIGNMENT

The Contract may not be assigned

DISTRIBUTION OF THE CONTRACT

Subject to arrangements with American National, the Contract is sold as part of a continuous offering by independent broker-dealers who are members of the National Association of Security Dealers, Inc., and who become licensed to sell life insurance and variable annuities for American National. Pursuant to a Distribution and Administrative Services Agreement, Securities Management and Research, Inc. ("SM&R"), acts as the principal underwriter on behalf of American National for distribution of the Contract. Under the Agreement, SM&R is to use commercially reasonable efforts to sell the Contract through registered representatives. In connection with these sales activities, SM&R is responsible for:

 . compliance with the requirements of any applicable state broker-dealer regulations and the Securities Exchange Act of 1934,

 . keeping correct records and books of account in accordance with Rules 17a-3 and 17a-4 of the Securities Exchange Act,

 .  training agents of American National for the sale of Contracts, and

 .  forwarding all Purchase Payments under the Contracts directly to American
   National.

SM&R is not entitled to any renumeration for its services as underwriter under the Distribution and Administrative Services Agreement; however, SM&R is entitled to reimbursement for all reasonable expenses incurred in connection with its duties as underwriter.

TAX MATTERS

Diversification Requirements. The Code requires that the investments underlying a separate account be "adequately diversified" in order for contracts to be treated as annuities for federal income tax purposes. We intend that the separate account, through the Eligible Portfolios, will satisfy these diversification requirements.

In certain circumstances, owners of variable annuity contracts may be considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners would be currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a Contract Owner to allocate Purchase Payments and transfer Accumulation Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contract Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the separate account assets supporting a Contract.

RECORDS AND REPORTS

Reports concerning each Contract will be sent annually to each Contract Owner. Contract Owners will additionally receive annual and semiannual reports concerning the underlying funds and annual reports concerning the separate account. Contract Owners will also receive confirmations of receipt of Purchase Payments, changes in allocation of Purchase Payments and transfer of Accumulation Units.

PERFORMANCE

Performance information for any subaccount may be compared, in reports and advertising to:

 .  the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"),

 .  Dow Jones Industrial Average ("DJIA"),

 .  Donoghue's Money Market Institutional Averages;

 . other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Lehman-Brothers, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets, and

 . the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Contact.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including:

 . the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and

 . the effect of tax deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

TOTAL RETURN

Total return quoted in advertising reflects all aspects of a subaccount's return, including the automatic reinvestment by the separate account of all distributions and any change in the subaccount's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the subaccount's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a subaccount.

Average annual total returns are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula:

P(1+T)/n/ = ERV

where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. Since the Contract is intended as a long-term product, the average annual total returns assume that no money was withdrawn from the Contract prior to the end of the period.

In addition to average annual returns, the subaccounts may advertise unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the separate account commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the Eligible Portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the Eligible Portfolios, with the level of Contract charges currently in effect.

OTHER TOTAL RETURN

From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as the average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered. Sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations, calculated based on the performance of the Eligible Portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the Eligible Portfolios, with the level of Contract charges currently in effect except for the Surrender Charge.

YIELDS

Some subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the subaccount over a stated period of time, not taking into account capital gains or losses.
Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load. Yields quoted in advertising may be based on historical seven-day periods. Current yield of a money market subaccount will reflect the income generated over a 7-day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one Accumulation Unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure will be carried to the nearest hundredth of a percent. Effective yield for a money market subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7-day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according to the formula

Effective Yield = [(Base Period Return +1)/365/7/] - 1.

Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield.

A 30-day yield for bond subaccounts will reflect the income generated by a subaccount over a 30-day period. Yield will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula:

Yield = 2[((a - b)/cd + 1)/6/ - 1]

where a = net investment income earned by the applicable Portfolio, b = expenses for the period including expenses charged to the Contract Owner accounts, c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the period.

STATE LAW DIFFERENCES

Differences in state laws may require American National to offer a Contract in one or more states which is more favorable to a Contract Owner than that offered in other states.

SEPARATE ACCOUNT

The separate account will purchase and redeem shares of the Eligible Portfolios at net asset value. The net asset value of a share is equal to the total assets of the Portfolio less the total liabilities of the Portfolio divided by the number of shares outstanding.

American National will redeem shares in the Eligible Portfolios as needed to:

 .  collect charges,

 .  pay surrenders, or

 .  provide benefits.

Any dividend or capital gain distribution received from an Eligible Portfolio will be reinvested immediately at net asset value in shares of that Eligible Portfolio and retained as assets of the corresponding subaccount.

The separate account may include subaccounts that are not available under the Contract. American National may from time to time discontinue the availability of some of the subaccounts. If the availability of a subaccount is discontinued, American National may redeem any shares in the corresponding Eligible Portfolio and substitute shares of another registered open-end management company.

American National may also establish additional subaccounts. Each new subaccount would correspond to a portfolio of a registered, open-end management company. American National would establish the terms upon which existing Contract Owners could purchase units of a new subaccount.

If any of these substitutions or changes is made, American National may change the Contract by sending an endorsement. American National may:

 .  operate the separate account as a management company,

 .  de-register the separate account if registration is no longer required,

 .  combine the separate account with other separate accounts,

 . restrict or eliminate any voting rights associated with the separate account, or

 . transfer the assets of the separate account relating to the Contracts to another separate account.

American National would, of course, not make any changes to the menu of Eligible Portfolios or to the separate account without complying with applicable laws and regulations. Such laws and regulations may require notice to and approval from the Contract Owners, the SEC, and state insurance regulatory authorities.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the funds sell their shares to the separate account contain varying provisions regarding termination. The following generally summarizes those provisions.

THE AMERICAN NATIONAL FUND

The participation agreement for the American National Fund provides for termination:

 .  upon sixty days advance written notice by any party,

 . by American National if any of the American National Fund's shares are not reasonably available to meet the requirements of the Contracts,

 . by American National if any of the shares of the American National Fund are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes use of such shares as the underlying investment medium of the Contracts,

 . by American National upon the requisite vote of the Contract Owners having an interest in a particular subaccount to substitute the shares of another investment company for the corresponding American National Fund shares, or

 . by American National upon institution of formal proceedings against the American National Fund by the SEC.

THE FIDELITY FUNDS

All participation agreements for the Fidelity Funds provide for termination:

 .  upon sixty days advance written notice by any party,

 .  by American National with respect to any Fidelity Portfolio if American
   National determines that shares of such Fidelity Portfolio are not reasonably available to meet the requirements of the Contracts,

 . by American National with respect to any Fidelity Portfolio if any of the shares of such Fidelity Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

 .  by American National with respect to any Fidelity Portfolio if such Fidelity
   Portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code (the "Code"), or if American National reasonably believes the Fidelity Funds may fail to so qualify,

 .  by American National with respect to any Fidelity Portfolio if such Fidelity
   Portfolio fails to meet the diversification requirements specified in the Fidelity participation agreement,

 . by the Fidelity Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

 . by American National upon a determination by American National that either the Fidelity Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

 .  by the Fidelity Funds or the underwriter forty-five days after American
   National gives the Fidelity Funds and the underwriter written notice of American National's intention to make another investment company available as a funding vehicle for the Contracts, if at the time such notice was given, no other notice of termination of the Fidelity participation agreement was then outstanding, or

 . upon a determination that a material irreconcilable conflict exists between the interests of the Contract Owners and other investors in the Fidelity Funds or between American National's interests in the Fidelity Funds and the interests of other insurance companies invested in the Fidelity Funds.

THE T. ROWE PRICE FUNDS

This participation agreement provides for termination:

 .  upon six months advance written notice by any party,

 .  by American National with respect to any T. Rowe Price Portfolio if American
   National determines that shares of such T. Rowe Price Portfolio are not reasonably available to meet the requirements of the Contracts,

 . by American National with respect to any T. Rowe Price Portfolio if any of the shares of such T. Rowe Price Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

 . by the T. Rowe Price Funds or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the T. Rowe Price participation agreement or related to the sale of the Contracts, the operation of the separate account, or the purchase of T. Rowe Price Funds shares, if the T. Rowe Price Funds or the underwriter determines that such proceedings will have a material adverse effect on American National's ability to perform under the T. Rowe Price participation agreement,

 .  by American National upon the institution of formal proceedings against the
   T. Rowe Price Funds or the underwriter by the SEC, NASD, or any other regulatory body, if American National determines that such proceedings will have a material adverse effect upon the ability of the T. Rowe Price Funds or the underwriter to perform its obligations under the T. Rowe Price participation agreement,

 .  by American National with respect to any T. Rowe Price Portfolio if such T.
   Rowe Price Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably believes the T. Rowe Price Funds may fail to so qualify,

 .  by American National with respect to any T. Rowe Price Portfolio if such T.
   Rowe Price Portfolio fails to meet the diversification requirements specified in the T. Rowe Price participation agreement, or American National reasonably believes the T. Rowe Price Portfolio may fail to so comply,

 . by the T. Rowe Price Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

 . by American National upon a determination by American National that either the T. Rowe Price Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

 .  by the T. Rowe Price Funds or the underwriter sixty days after American
   National gives the T. Rowe Price Funds and the underwriter written notice of American National's intention to make another investment company available as a funding vehicle for the Contracts if at the time such notice was given, no other notice of termination of the T. Rowe Price participation agreement was then outstanding, or

 . upon a determination that a material irreconcilable conflict exists between the Contract Owners and other investors in the T. Rowe Price Funds or between American National's interests in the T. Rowe Price Funds and interests of other insurance companies invested in the T. Rowe Price Funds.

THE FEDERATED FUND

This participation agreement provides for termination:

 .  upon one hundred eighty days advance written notice by any party,

 . at American National's option if American National determines that shares of the Federated Portfolios are not reasonably available to meet the requirements of the Contracts,

 . at the option of the Federated Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the Federated participation agreement or related to the sale of the Contracts, the operation of the separate account, or the purchase of Federated Fund shares,

 . at American National's option upon the institution of formal proceedings against the Federated Fund or the underwriter by the SEC, NASD, or any other regulatory body,

 . upon a requisite vote of the Contract Owners to substitute shares of another fund for shares of the Federated Fund,

 . if any of the shares of a Federated Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

 . upon a determination by the Federated Fund that an irreconcilable conflict exists between the Contract Owners and other investors in the Federated Fund or between American National's interests in the Federated Fund and the interests of other insurance companies invested in the Federated Fund,

 . at American National's option if the Federated Fund or a Federated Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or

 . at American National's option if the Federated Fund or a Federated Portfolio fails to meet the diversification requirements specified in the Federated participation agreement.

THE MFS FUND

This participation agreement provides for termination:

 .  upon six months advance written notice by any party,

 . at American National's option to the extent the shares of any MFS Portfolio are not reasonably available to meet the requirements of the Contracts or are not "appropriate funding vehicles" for the Contracts, as determined by American National,

 . at the option of the MFS Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the MFS participation agreement or related to the sale of the Contracts, the operation of the separate account, or the purchase of shares of the MFS Fund,

 . at American National's option upon the institution of formal proceedings against the MFS Fund by the SEC, NASD, or any other regulatory body regarding the MFS Fund's or the underwriter's duties under the MFS participation agreement or related to the sale of shares of the MFS Fund,

 . at the option of any party upon receipt of any necessary regulatory approvals or the vote of the Contract Owners to substitute shares of another fund for the shares of the MFS Fund, provided American National gives the MFS Fund and the underwriter thirty days advance written notice of any proposed vote or other action taken to replace the shares of the MFS Fund,

 . by the MFS Fund or the underwriter upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

 .  by American National upon a determination by American National that the MFS
   Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

 . at the option of any party, upon another party's material breach of any provision of the MFS participation agreement, or

 . upon assignment of the MFS participation agreement, unless made with the written consent of the parties to the MFS participation agreement.

THE ALGER AMERICAN FUND

This participation agreement provides for termination:

 .  upon six months advance written notice by any party,

 .  at American National's option to the extent the shares of any Alger American
   Portfolio are not reasonably available to meet the requirements of the Contracts or are not "appropriate funding vehicles" for the Contracts, as determined by American National,

 . at the option of the Alger American Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the Alger American participation agreement or related to the sale of the Contracts, the operation of the separate account, or the purchase of shares of the Alger American Fund,

 . at American National's option upon the institution of formal proceedings against the Alger American Fund by the SEC, NASD, or any other regulatory body regarding the Alger American Fund's or the underwriter's duties under the Alger American participation agreement or related to the sale of shares of the Alger American Fund,

 . at the option of any party upon receipt of any necessary regulatory approvals or the vote of the Contract Owners to substitute shares of another fund for the shares of the Alger American Fund, provided American National gives the Alger American Fund and the underwriter thirty days advance written notice of any proposed vote or other action taken to replace the shares of the Alger American Fund,

 . by the Alger American Fund or the underwriter upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

 .  by American National upon a determination by American National that the Alger
   American Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

 . at the option of any party, upon another party's material breach of any provision of the Alger American participation agreement, or

 . upon assignment of the Alger American participation agreement, unless made with the written consent of the parties to the Alger American participation agreement.

THE INVESCO FUNDS

The INVESCO Funds participation agreement provides for termination:

upon six months advance written notice by any party, with respect to any INVESCO Portfolio,

 .  by American National, upon written notice with respect to any INVESCO
   Portfolio, if American National determines that shares of such portfolio are not reasonably available to meet the requirements of the Contracts,

 .  by American National, upon written notice with respect to any INVESCO
   Portfolio, if the shares of such portfolio are not registered, issued or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

 . by the INVESCO Funds, upon written notice, upon institution of formal proceedings against American National by the NASD, the SEC, any state insurance department or any other regulatory body regarding American National's duties under the participation agreement or related to the sale or administration of the Contracts, the operation of the separate account, or the purchase of INVESCO Funds shares, if the INVESCO Funds determines in good faith that any such proceeding would have a material adverse effect on American National's ability to perform its obligations under the participation agreement,

 . by American National, upon written notice, upon institution of formal proceedings against the INVESCO Funds or the investment adviser by the NASD, the SEC, any state securities or insurance department or any other regulatory body, if American National determines in good faith that any such proceeding would have a material adverse effect on the INVESCO Funds or the adviser's ability to perform its obligations under the participation agreement,

 . by American National, upon written notice, if the INVESCO Funds cease to qualify as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably and in good faith believes that the INVESCO Funds may fail to so qualify,

 .  by American National, upon written notice with respect to any INVESCO
   Portfolio, if the INVESCO Funds fail to meet the diversification requirements specified in the participation agreement or if American National reasonably and in good faith believes that the INVESCO Funds may fail to meet such requirements,

 . by any party to the participation agreement, upon written notice, upon another party's material breach of any provision of the participation agreement,

 . by American National, 60 days after the other parties' receipt of written notice, if American National determines in good faith that either the INVESCO Funds or the adviser has suffered a material adverse change in its business, operations or financial condition since the date of the participation agreement or is the subject of material adverse publicity which is likely to have a material adverse impact upon the business and operations of American National,

 . by the INVESCO Funds or the adviser, 60 days after the other parties' receipt of written notice, if either of them determines in good faith that American National has suffered a material adverse change in its business, operations or financial condition since the date of the participation agreement or is the subject of material adverse publicity which is likely to have a material adverse impact upon the business and operations of the INVESCO Funds or the adviser,

 . by American National or the INVESCO Funds upon receipt of any necessary regulatory approvals and/or the vote of the Contract Owners to substitute shares of another investment company for the shares of an INVESCO Portfolio, provided American National gives the INVESCO Funds 60 days advance written notice of any proposed vote or other action taken to replace the shares or the filing of any required regulatory approval,

 . by American National or the INVESCO Funds upon a determination that an irreconcilable material conflict exists among the interests of all Contract Owners of all separate accounts or the interests of the insurance companies invested in the INVESCO Funds, or

 . by the INVESCO Funds, effective immediately without notice, if any of the Contracts are not issued or sold in accordance with applicable federal or state law.


FINANCIAL STATEMENTS

The financial statements of American National should be considered only as bearing on the ability of American National to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors of American National Insurance Company and Contract Owners of American National Variable Annuity Separate Account:

We have audited the accompanying statements of net assets of the American National Variable Annuity Separate Account (comprised of American National (AN) Balanced, AN Equity Income, AN Government Bond, AN Growth, AN International Stock, AN Money Market, AN Small-Cap/Mid-Cap, Fidelity Contrafund, Fidelity Index 500, Fidelity Growth Opportunities, T. Rowe Price International Stock, T. Rowe Price Limited-Term Bond, T. Rowe Price Mid-Cap Growth, MFS Capital Opportunities, MFS Emerging Growth, MFS Research, Federated Equity Income Fund II, Federated High Income Bond, Federated International Small Company Fund, Federated Utility Fund II, Alger American Income & Growth, Alger American Leveraged AllCap Portfolio, Alger American Small Capitalization Portfolio Subaccounts) (collectively, the Account) as of December 31, 2000, and the related statements of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000 and the results of its operations and changes in net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Houston, Texas
April 11, 2001

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF NET ASSETS
AS OF DECEMBER 31, 2000


                                                                                                                     AN
                                                    AN      AN EQUITY   AN GOV'T     AN     AN INT'L   AN MONEY   SMALL-CAP/
                                                 BALANCED    INCOME       BOND     GROWTH    STOCK      MARKET     MID-CAP
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investment in shares of mutual funds,
    at market                                       $45        $46        $55      $45        $70        $63         $418
==============================================================================================================================
LIABILITIES:
  Contract owner reserves                           $45        $46        $55      $45        $70        $63         $418
==============================================================================================================================

INVESTMENT PORTFOLIO INFORMATION:
  Number of shares                                   31         24         52       24         88         63          634
  Cost                                              $43        $45        $54      $44        $71        $63         $452
==============================================================================================================================

  See accompanying notes to financial statements.


          Net unrealized gain (loss)                  2          1          1        1         (1)         0          (34)



                                                                       FIDELITY      T. ROWE PRICE   T. ROWE PRICE   T. ROWE PRICE
                                            FIDELITY     FIDELITY       GROWTH       INTERNATIONAL     LTD.-TERM        MID-CAP
                                           CONTRAFUND   INDEX 500    OPPORTUNITIES       STOCK           BOND           GROWTH
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investment in shares of mutual funds,
    at market                                $331        $403            $310            $632             $30            $349
====================================================================================================================================
LIABILITIES:
  Contract owner reserves                    $331        $403            $310            $632             $30            $349
====================================================================================================================================

INVESTMENT PORTFOLIO INFORMATION:
  Number of shares                             14           3              18              42               6              19
  Cost                                       $323        $407            $310            $638             $30            $338
====================================================================================================================================

See accompanying notes to financial statements.


          Net unrealized gain (loss)            8          (4)              0              (6)              0              11


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF NET ASSETS
AS OF DECEMBER 31, 2000


                                                         MFS CAPITAL      MFS EMERGING     MFS
                                                        OPPORTUNITIES        GROWTH      RESEARCH
------------------------------------------------------------------------------------------------------
ASSETS:
  Investment in shares of mutual funds, at market           $120            $420          $265
======================================================================================================

LIABILITIES:
  Contract owner reserves                                   $120            $420          $265
======================================================================================================

 INVESTMENT PORTFOLIO INFORMATION:
   Number of shares                                            6              15            13
   Cost                                                     $119            $415          $269
======================================================================================================

 See accompanying notes to financial statements.


       Net unrealized gain (loss)                              1               5            (4)




                                                             FEDERATED
                                FEDERATED      FEDERATED    INT'L SMALL   FEDERATED   ALGER  AMER.   ALGER AMER.    ALGER AMER.
                              EQUITY INCOME   HIGH INCOME     COMPANY      UTILITY      INCOME &      LEVERAGED        SMALL
                                 FUND II         BOND         FUND II      FUND II       GROWTH        ALLCAP      CAPITALIZATION
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investment in shares of
   mutual funds, at market       $19              $42          $248           $291          $19          $242             $389
====================================================================================================================================

LIABILITIES:
  Contract owner reserves        $19              $42          $248           $291          $19          $242             $389
====================================================================================================================================

INVESTMENT PORTFOLIO
 INFORMATION:
  Number of shares                 1                5            31             23            1             6               17
  Cost                           $19              $42          $244           $288          $19          $242             $378
====================================================================================================================================

See accompanying notes to financial statements.


    Net unrealized gain (loss)     0                0             4              3            0             0               11


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                                                          AN
                                  AN         AN EQUITY          AN GOV'T        AN         AN INT'L       AN MONEY     SMALL-CAP/
                                BALANCED      INCOME              BOND        GROWTH        STOCK          MARKET       MID-CAP
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends from mutual funds       $ 1       $ 1                 $ 1         $ 1           $--            $--            $ --
EXPENSES
  Charges to contract owners
   for assuming mortality and
   expense risks                     --        --                  --          --            --             --              --
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)        $ 1       $ 1                 $ 1         $ 1           $--            $--            $ --
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss)
   on sale of investments          $ --       $--                 $--         $--           $--            $--            $ --
  Capital gains distributions
   from mutual funds                  1         1                  --           1            --             --              --
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 2         1                   1           1            (1)            --             (34)
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS         $ 3       $ 2                 $ 1         $ 2           $(1)           $--            $(34)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS   $ 4       $ 3                 $ 2         $ 3           $(1)           $--            $(34)
 ===================================================================================================================================

  See accompanying notes to financial statements.


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                             FIDELITY         T. ROWE PRICE     T. ROWE PRICE      T. ROWE PRICE
                                FIDELITY      FIDELITY        GROWTH          INTERNATIONAL       LTD.-TERM           MID-CAP
                               CONTRAFUND     INDEX 500     OPPORTUNITIES        STOCK              BOND              GROWTH
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends from mutual funds   $--            $--            $--                $--               $--                 $--
EXPENSES
  Charges to contract owners
   for assuming mortality
   and expense risks             --             (1)            --                 (1)               --                  --
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)    $--            $(1)           $--                $(1)              $--                 $--
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss)
   on sale of investments       $--            $--            $--                $--               $--                 $--
  Capital gains
    distributions from
    mutual funds                 --             --             --                 --                --                  --
  Net unrealized appreciation
    (depreciation) of
    investments during
    the period                    8             (4)            --                 (6)               --                  11
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS     $ 8            $(4)           $--                $(6)              $--                 $11
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                    $ 8            $(5)           $--                $(7)              $--                 $11
 ===================================================================================================================================

  See accompanying notes to financial statements.

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000



                                                          MFS CAPITAL    MFS EMERGING      MFS
                                                         OPPORTUNITIES      GROWTH      RESEARCH
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends from mutual funds                            $--             $--            $--
EXPENSES
  Charges to contract owners for assuming
   mortality and expense risks                            --              --             (1)
----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                             $--             $--            $(1)
----------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on sale of investments        $--             $--            $--
  Capital gains distributions from mutual funds           --              --             --
  Net unrealized appreciation (depreciation)
   of investments during the period                        1               5             (4)
----------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                          $ 1             $ 5            $(4)
----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                               $ 1             $ 5            $(5)
====================================================================================================

 See accompanying notes to financial statements.

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                              FEDERATED
                               FEDERATED       FEDERATED    INT'L SMALL   FEDERATED    ALGER  AMER.   ALGER AMER.    ALGER AMER.
                              EQUITY INCOME   HIGH INCOME     COMPANY      UTILITY      INCOME &      LEVERAGED        SMALL
                                 FUND II        BOND          FUND II      FUND II       GROWTH        ALLCAP      CAPITALIZATION
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends from mutual
     funds                      $--               $--          $--          $--          $--            $--           $--
EXPENSES
   Charges to contract
    owners for assuming
    mortality and
    expense risks                --                --           --           --           --             --            --
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)    $--               $--          $--          $--          $--            $--           $--
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss)
     on sale of investments     $--               $--          $--          $--          $--            $--           $--
   Capital gains distributions
     from mutual funds           --                --           --           --           --             --            --
   Net unrealized appreciation
     (depreciation) of
     investments during
     the period                  --                --            4            3           --             --            11
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS     $--               $--          $ 4          $ 3          $--            $--           $11
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS                     $--               $--          $ 4          $ 3          $--            $--           $11
 ===================================================================================================================================

  See accompanying notes to financial statements.

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
AS OF DECEMBER 31, 2000


                                                                                                                     AN
                                 AN           AN EQUITY      AN GOV'T          AN        AN INT'L    AN MONEY     SMALL-CAP/
                               BALANCED         INCOME         BOND          GROWTH        STOCK       MARKET      MID-CAP
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS:
 Net investment income        $    1             $    1       $    1         $    1       $   --      $   --      $   --
 Net realized gain (loss)
  on investments                  --                 --           --             --           --          --          --
 Capital gains distributions
  from mutual funds                1                  1           --              1           --          --          --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                           2                  1            1              1           (1)         --         (34)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
    in net assets resulting
    from operations           $    4             $    3       $    2         $    3       $   (1)     $   --      $  (34)
------------------------------------------------------------------------------------------------------------------------------------

FROM POLICY RELATED
 TRANSACTIONS:
 Purchase payments and other
  transfers, net              $   41             $   43       $   53         $   42       $   71      $   63      $  452
 Surrenders of accumulation
  units by terminations,
  withdrawals, and
  maintenance fees                --                 --           --             --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
     in net assets resulting
     from policy related
     transactions             $   41             $   43       $   53         $   42       $   71      $   63      $  452
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS               $   45             $   46       $   55         $   45       $   70      $   63      $  418

NET ASSETS, BEGINNING OF
 PERIOD                           --                 --           --             --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS, END OF PERIOD     $   45             $   46       $   55         $   45       $   70      $   63      $  418
====================================================================================================================================
CHANGE IN UNITS OUTSTANDING:
 Deferred contracts in the
  accumulation period
  Contract Owners
  Accumulation units
   beginning of year              --                 --           --             --           --          --          --
  Purchase payments               46                 44           52             48           82          62         630
  Policy withdrawals and
   charges                        --                 --           --             --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Accumulation units end of
   year                           46                 44           52             48           82          62         630
====================================================================================================================================

  Accumulation unit value     $0.987             $1.039       $1.046         $0.953       $0.852      $1.018      $0.663
====================================================================================================================================

  See accompanying notes to financial statements.

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
AS OF DECEMBER 31, 2000


                                                                                  T. ROWE        T. ROWE         T. ROWE
                                                                  FIDELITY         PRICE          PRICE           PRICE
                                       FIDELITY      FIDELITY      GROWTH       INTERNATIONAL   LTD.-TERM        MID-CAP
                                       CONTRAFUND    INDEX 500  OPPORTUNITIES      STOCK          BOND           GROWTH
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS:
 Net investment income                 $   --        $   (1)      $   --           $   (1)       $   --           $   --
 Net realized gain (loss) on
   investments                             --            --           --               --            --               --
 Capital gains distributions
   from mutual funds                       --            --           --               --            --               --
 Net unrealized appreciation
   (depreciation) of investments
   during the period                        8            (4)          --               (6)           --               11
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations  $    8        $   (5)      $   --           $   (7)       $   --           $   11
------------------------------------------------------------------------------------------------------------------------------------

FROM POLICY RELATED TRANSACTIONS:
 Purchase payments and other
   transfers, net                      $  323        $  408       $  310           $  639        $   30           $  338
 Surrenders of accumulation units
   by terminations, withdrawals,
   and maintenance fees                    --            --           --               --            --               --
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
     net assets resulting from
     policy related transactions       $  323        $  408       $  310           $  639        $   30           $  338
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL INCREASE (DECREASE) IN
  NET ASSETS                           $  331        $  403       $  310           $  632        $   30           $  349

NET ASSETS, BEGINNING OF PERIOD            --            --           --               --            --               --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD              $  331        $  403       $  310           $  632        $   30           $  349
====================================================================================================================================
CHANGE IN UNITS OUTSTANDING:
 Deferred contracts in the
   accumulation period
   Contract Owners
   Accumulation units
     beginning of year                     --            --           --               --            --               --
   Purchase payments                      345           438          352              736            30              347
   Policy withdrawals and charges          --            --           --               --            --               --
------------------------------------------------------------------------------------------------------------------------------------
   Accumulation units end of year         345           438          352              736            30              347
====================================================================================================================================
  Accumulation unit value              $0.960        $0.921       $0.881           $0.859        $1.024           $1.006
====================================================================================================================================

  See accompanying notes to financial statements.

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
AS OF DECEMBER 31, 2000



                                                          MFS CAPITAL    MFS EMERGING      MFS
                                                         OPPORTUNITIES      GROWTH      RESEARCH
----------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income                                  $   --         $   --              $   (1)
  Net realized gain (loss) on investments                    --             --                  --
  Capital gains distributions from mutual funds              --             --                  --
  Net unrealized appreciation (depreciation)
   of investments during the period                           1              5                  (4)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations                          $    1         $    5              $   (5)
----------------------------------------------------------------------------------------------------

FROM POLICY RELATED TRANSACTIONS:
  Purchase payments and other transfers, net             $  119         $  415              $  270
  Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees                         --             --                  --
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from policy related transactions         $  119         $  415              $  270
----------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                  $  120         $  420              $  265

NET ASSETS, BEGINNING OF PERIOD                              --             --                  --
----------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                                $  120         $  420              $  265
====================================================================================================
CHANGE IN UNITS OUTSTANDING:
  Deferred contracts in the accumulation period
   Contract Owners
   Accumulation units beginning of year                      --             --                  --
   Purchase payments                                        133            499                 297
   Policy withdrawals and charges                            --             --                  --
----------------------------------------------------------------------------------------------------
   Accumulation units end of year                           133            499                 297
====================================================================================================
   Accumulation unit value                               $0.902         $0.840              $0.894
====================================================================================================

  See accompanying notes to financial statements.

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
AS OF DECEMBER 31, 2000



                                                               FEDERATED
                                 FEDERATED       FEDERATED    INT'L SMALL   FEDERATED   ALGER  AMER.   ALGER AMER.    ALGER AMER.
                               EQUITY INCOME   HIGH INCOME      COMPANY      UTILITY     INCOME &       LEVERAGED        SMALL
                                  FUND II         BOND          FUND II      FUND II     GROWTH           ALLCAP    CAPITALIZATION
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS:
 Net investment income          $   --        $   --          $   --      $   --      $   --        $   --          $   --
 Net realized gain (loss) on
  investments                       --            --              --          --          --            --              --
 Capital gains distributions
  from mutual funds                 --            --              --          --          --            --              --
 Net unrealized appreciation
  (depreciation) of
  investments during the period     --            --               4           3          --            --              11
 -----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
    in net assets resulting
    from operations             $   --        $   --          $    4      $    3      $   --        $   --          $   11
-----------------------------------------------------------------------------------------------------------------------------------

FROM POLICY RELATED
 TRANSACTIONS:
 Purchase payments and other
  transfers, net                $   19        $   42          $  244      $  288      $   19        $  242          $  378
 Surrenders of accumulation
  units by terminations,
  withdrawals, and
  maintenance fees                  --            --              --          --          --            --              --
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
    in net assets resulting
    from policy related
    transactions                $   19        $   42          $  244      $  288      $   19        $  242          $  378
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                 $   19        $   42          $  248      $  291      $   19        $  242          $  389

NET ASSETS, BEGINNING OF
 PERIOD                             --            --              --          --          --            --              --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD       $   19        $   42          $  248      $  291      $   19        $  242          $  389
===================================================================================================================================
CHANGE IN UNITS OUTSTANDING:
 Deferred contracts in the
  accumulation period
  Contract Owners
  Accumulation units
   beginning of year                --            --              --          --          --            --              --
  Purchase payments                 22            46             289         304          21           303             475
  Policy withdrawals and
   charges                          --            --              --          --          --            --              --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation units end of
   year                             22            46             289         304          21           303             475
===================================================================================================================================
  Accumulation unit value       $0.883        $0.920          $0.857      $0.958      $0.950        $0.797          $0.820
====================================================================================================================================

  See accompanying notes to financial statements.

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL ... American National Variable Annuity Separate Account (Separate Account) was established on July 30,1991 under Texas law as a separate investment account of American National Insurance Company (the Sponsor). The Separate Account began operations on April 20, 1994. The assets of the Separate Account are segregated from the Sponsor's other assets and are used only to support variable annuity products issued by the Sponsor. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

These financial statements report the results of the subaccounts for the Group Unallocated Variable Annuity product. There are currently 23 subaccounts within the Separate Account. Each of the subaccounts is invested only in a corresponding portfolio of the American National (AN) Funds, the Fidelity Funds,
T. Rowe Price Funds or the MFS Funds. The American National Funds were organized and are managed for a fee by Securities Management & Research, Inc. (SM&R) which is a wholly-owned subsidiary of the Sponsor.

BASIS OF PRESENTATION ... The financial statements of the Separate Account have been prepared on an accrual basis in accordance with accounting principles generally accepted in the United States of America.

INVESTMENTS ... Investments in shares of the separate investment portfolios are stated at market value which is the net asset value per share as determined by the respective portfolios. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions and dividends from mutual funds are recorded and reinvested upon receipt.

FEDERAL TAXES ... The operations of the Separate Account form a part of, and are taxed with, the operations of the Sponsor. Under the Internal Revenue Code, all ordinary income and capital gains allocated to the contract owners are not taxed to the Sponsor. As a result, the net asset values of the subaccounts are not affected by federal income taxes on distributions received by the subaccounts. Accordingly, no provision for income taxes is required in the accompanying financial statements.

USE OF ESTIMATES ... The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

REPORTING PERIODS ... The financial statements reflect the activity of the product for the period May 1, 2000 (date operations commenced) through December 31, 2000.

(2)  SECURITY PURCHASES AND SALES

For the year ended December 31, 2000, the aggregate cost of purchases (including reinvestment of dividend distributions and transfers between funds) and proceeds from sales of investments in the mutual fund portfolios were as follows:

                                           PURCHASES   SALES
                                           ---------   -----
AN Balanced                                  $   43    $ --
AN Equity Income                                 45      --
AN Government Bond                               54      --
AN Growth                                        44      --
AN International Stock                           71      --
AN Money Market                                  63      --
AN Small-Cap/Mid-Cap                            452      --
Fidelity Contrafund                             323      --
Fidelity Index 500                              407      --
Fidelity Growth Opportunities                   310      --
T. Rowe Price International Stock               638      --
T. Rowe Price Limited-Term Bond                  30      --
T. Rowe Price Mid-Cap Growth                    338      --
MFS Capital Opportunities Series                119      --
MFS Emerging Growth Series                      415      --
MFS Research Series                             269      --
Federated Equity Income II                       19      --
Federated High Income Bond                       42      --
Federated International Small Co. II            244      --
Federated Utility Fund II                       288      --
Alger Income & Growth                            19      --
Alger Leveraged AllCap                          242      --
Alger Small Capitalization                      378      --
                                             ------    ----
TOTALS                                       $4,853    $ --

(3)  POLICY CHARGES AND DEDUCTIONS


MORTALITY AND EXPENSE RISK CHARGES ... The mortality risk and expense risk charges, at an effective annual rate of up to 0.90%, are applied daily against the net assets representing equity of contract owners held in each subaccount.

MONTHLY EXPENSE CHARGE AND MONTHLY EXPENSE FEE ... A monthly expense fee will be a maximum of $5.00. The monthly expense charge, which will vary by Age at Issue, risk class, and Policy Year, will be a maximum of $0.125 per $1,000 of Specified Amount.

SURRENDER CHARGE ... A surrender charge is imposed upon the surrender of variable life insurance contracts to compensate the Sponsor for sales and other marketing expenses. The amount of any surrender charge will depend on the number of years that have elapsed since the contract was issued. No surrender charge will be imposed on death benefits. An additional $25 fee is imposed for partial surrenders.

TRANSFER CHARGE ... A $10 transfer charge is imposed after the first twelve transfers in any one policy year for transfers made among the subaccounts.

PREMIUM CHARGES ... Premiums paid will be reduced by a maximum of 3% sales charge to compensate the Sponsor for expenses associated with distributing the policy.

INDEPENDENT AUDITORS' REPORT

To the Stockholders and Board of Directors

American National Insurance Company:

We have audited the accompanying consolidated statement of financial position of American National Insurance Company and subsidiaries as of December 31, 2000, and the related consolidated statements of income and comprehensive income, changes in stockholders' equity and cash flows for the year then ended. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American National Insurance Company and subsidiaries as of December 31, 2000, and the results of their operations and their cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

February 5, 2001, except for note 17,
which is February 27, 2001
Houston, Texas

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Stockholders and Board of Directors,

American National Insurance Company

We have audited the accompanying consolidated statements of financial position of American National Insurance Company and subsidiaries (the Company) as of December 31, 1999, and the related consolidated statements of income, changes in stockholders' equity, comprehensive income and cash flows for the years ended December 31, 1999 and 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American National Insurance Company and subsidiaries as of December 31, 1999, and the results of their operations and their cash flows for the years ended December 31, 1999 and 1998 in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Houston, Texas

February 11, 2000

CONSOLIDATED STATEMENTS OF INCOME
(In thousands, except for per share data)

                                                                        2000          1999          1998
PREMIUMS AND OTHER REVENUE
  Premiums
     Life........................................................   $  301,440    $  300,326    $  295,207
     Annuity.....................................................       55,504        41,704        45,079
     Accident and health.........................................      404,973       396,072       393,602
     Property and casualty.......................................      426,786       392,576       354,820
  Other policy revenues..........................................      103,323       100,258       105,041
  Net investment income..........................................      479,089       473,949       475,242
  Gain from sale of investments, net.............................       22,571       149,061        49,768
  Other income...................................................       40,795        35,668        25,906

     TOTAL REVENUES..............................................    1,834,481     1,889,614     1,744,665

BENEFITS AND EXPENSES
  Death and other benefits:
     Life........................................................      218,652       218,109       217,122
     Annuity.....................................................       53,180        45,464        41,888
     Accident and health.........................................      316,965       290,846       289,553
     Property and casualty.......................................      374,671       311,723       280,036
  Increase (decrease) in liability for future policy benefits:
     Life........................................................       15,539        15,546        13,304
     Annuity.....................................................       18,991         9,748        21,831
     Accident and health.........................................        2,127         4,787          (262)
  Interest credited to policy account balances...................      107,358       117,411       126,914
  Commissions for acquiring and servicing policies...............      256,146       264,808       247,015
  Other operating costs and expenses.............................      222,458       210,877       199,294
  Decrease (increase) in deferred policy acquisition costs,
          net of amortization....................................        7,807        (2,188)        9,795
  Taxes, licenses and fees.......................................       36,694        33,744        32,334

     TOTAL BENEFITS AND EXPENSES.................................    1,630,588     1,520,875     1,478,824

INCOME FROM OPERATIONS BEFORE EQUITY
  IN EARNINGS OF UNCONSOLIDATED AFFILIATES
  AND FEDERAL INCOME TAXES.......................................      203,893       368,739       265,841
EQUITY IN EARNINGS OF UNCONSOLIDATED AFFILIATES..................        3,049        19,942         8,048

INCOME FROM OPERATIONS BEFORE FEDERAL INCOME TAXES...............      206,942       388,681       273,889
PROVISION (BENEFIT) FOR FEDERAL INCOME TAXES
  Current........................................................       83,255       132,128        77,707
  Deferred.......................................................      (16,487)      (10,060)       (1,216)

NET INCOME.......................................................   $  140,174    $  266,613    $  197,398

NET INCOME PER COMMON SHARE - BASIC AND DILUTED..................   $     5.29    $    10.07    $     7.45

See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
(In thousands)

                                                                                DECEMBER 31,
                                                                            2000           1999
ASSETS
  Investments, other than investments in unconsolidated affiliates
     Debt securities:
       Bonds held-to-maturity, at amortized cost.....................    $3,534,465     $3,636,786
       Bonds available-for-sale, at market...........................       749,268        838,161
     Marketable equity securities, at market:
       Preferred stocks..............................................        24,113         39,752
       Common stocks.................................................       844,852        963,337
     Mortgage loans on real estate...................................     1,024,312      1,033,330
     Policy loans....................................................       294,313        293,287
     Investment real estate, net of
      accumulated depreciation of $103,807 and $110,658..............       243,263        251,529
     Short-term investments..........................................       140,518         95,352
     Other invested assets...........................................       134,857        102,001

       Total investments.............................................     6,989,961      7,253,535
  Cash...............................................................       156,785         14,376
  Investments in unconsolidated affiliates...........................       158,229        119,372
  Accrued investment income..........................................       107,573        110,161
  Reinsurance ceded receivables......................................       228,062        104,216
  Prepaid reinsurance premiums.......................................       191,899        194,969
  Premiums due and other receivables.................................       152,218         96,703
  Deferred policy acquisition costs..................................       747,884        758,796
  Property and equipment, net........................................        51,194         50,132
  Other assets.......................................................       183,992        103,443
  Separate account assets............................................       302,590        284,823

       TOTAL ASSETS..................................................    $9,270,387     $9,090,526


LIABILITIES
  Policyholder funds
     Future policy benefits:
       Life..........................................................    $1,890,103     $1,872,066
       Annuity.......................................................       203,948        186,650
       Accident and health...........................................        67,026         64,901
     Policy account balances.........................................     2,206,888      2,283,428
     Policy and contract claims......................................       573,742        403,984
     Other policyholder funds........................................       647,911        557,103

       Total policyholder liabilities................................     5,589,618      5,368,132
  Current federal income taxes.......................................       (21,818)         9,218
  Deferred federal income taxes......................................       148,691        221,341
  Other liabilities..................................................       227,649        143,866
  Separate account liabilities.......................................       302,590        284,823

       TOTAL LIABILITIES.............................................     6,246,730      6,027,380

STOCKHOLDERS' EQUITY
  Capital stock......................................................        30,832         30,832
  Additional paid-in capital.........................................         2,850            211
  Accumulated other comprehensive income.............................       150,402        254,820
  Retained earnings..................................................     2,944,453      2,880,010
  Treasury stock, at cost............................................      (100,862)      (102,727)
  Restricted stock...................................................        (4,018)            --

       TOTAL STOCKHOLDERS' EQUITY....................................     3,023,657      3,063,146

       TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY....................    $9,270,387     $9,090,526

See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY
(In thousands, except for per share data)

                                                                               2000          1999         1998
COMMON
STOCK                   Balance at beginning and end of year...........    $   30,832    $   30,832    $   30,832

ADDITIONAL              Balance at beginning of year...................           211           211           211
PAID-IN CAPITAL         Issuance of treasury shares as restricted stock         2,639            --            --

                        Balance at end of year.........................         2,850           211           211

ACCUMULATED             Balance at beginning of year...................       254,820       299,176       215,883
OTHER                   Change in unrealized gains on
COMPREHENSIVE           marketable securities, net.....................      (104,313)      (44,328)       83,293
INCOME                  Foreign exchange adjustments...................          (105)          (28)           --

                        Balance at end of year.........................       150,402       254,820       299,176

RETAINED                Balance at beginning of year...................     2,880,010     2,687,120     2,561,218
EARNINGS                Net income.....................................       140,174       266,613       197,398
                        Cash dividends to stockholders
                        ($2.86, $2.78, $2.70 per share)................       (75,731)      (73,723)      (71,496)

                        Balance at end of year.........................     2,944,453     2,880,010     2,687,120

TREASURY                Balance at beginning of year...................      (102,727)     (102,727)     (102,727)
STOCK                   Issuance of treasury shares as restricted stock         1,865            --            --

                        Balance at end of year.........................      (100,862)     (102,727)     (102,727)

RESTRICTED              Balance at beginning of year...................            --            --            --
STOCK                   Issuance of treasury shares as restricted stock        (4,504)           --            --
                        Amortization of restrictions...................           486            --            --

                        Balance at end of year.........................        (4,018)           --            --

STOCKHOLDERS'
EQUITY                  Balance at end of year.........................    $3,023,657    $3,063,146    $2,914,612

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(In thousands)

                                                                                   2000          1999          1998
Net income                                                                     $  140,174    $  266,613    $  197,398

Other comprehensive income
  Change in unrealized gains on marketable securities, net                       (104,313)      (44,328)       83,293
  Foreign exchange adjustments                                                       (105)          (28)           --

    Total                                                                        (104,418)      (44,356)       83,293

Comprehensive income                                                           $   35,756    $  222,257    $  280,691


See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF CASH FLOWS
(In thousands)

                                                                               2000       1999           1998
OPERATING ACTIVITIES
  Net income............................................................   $ 140,174    $ 266,613    $ 197,398
  Adjustments to reconcile net income to net cash
   provided by operating activities:
     Increase in liabilities for policyholders' funds...................     298,026      125,112      120,343
     Charges to policy account balances.................................    (100,422)    (101,739)    (105,111)
     Interest credited to policy account balances.......................     107,358      117,411      126,914
     Deferral of policy acquisition costs...............................    (229,171)    (141,450)    (140,707)
     Amortization of deferred policy acquisition costs..................     236,789      135,385      149,116
     Deferred federal income tax benefit................................     (16,487)     (10,060)      (1,216)
     Depreciation.......................................................      21,564       19,598       17,351
     Accrual and amortization of discounts and premiums.................     (17,319)     (15,183)     (13,993)
     Gain from sale of investments, net.................................     (22,571)    (149,061)     (49,768)
     Equity in earnings of unconsolidated affiliates....................      (3,049)     (19,942)      (8,048)
     Increase in premiums receivable....................................     (55,515)      (5,185)      (7,243)
     Decrease (increase) in accrued investment income...................       2,588       (5,756)      (2,044)
     Capitalization of interest on policy and mortgage loans............     (14,395)     (17,099)     (15,365)
     Other changes, net.................................................    (152,092)     (25,883)     (98,634)

       NET CASH PROVIDED BY OPERATING ACTIVITIES........................     195,478      172,761      168,993

INVESTING ACTIVITIES
  Proceeds from sale or maturity of investments:
     Bonds..............................................................     243,016      257,398      316,067
     Stocks.............................................................     198,901      374,615      247,951
     Real estate........................................................      18,766       32,921       33,186
     Other invested assets..............................................      18,146       96,670          171
  Principal payments received on:
     Mortgage loans.....................................................      89,585      176,394      154,333
     Policy loans.......................................................      36,940       37,594       42,093
  Purchases of investments:
     Bonds..............................................................     (99,701)    (508,205)    (373,401)
     Stocks.............................................................    (143,828)    (160,465)    (237,868)
     Real estate........................................................      (2,039)     (29,124)      (7,462)
     Mortgage loans.....................................................     (34,095)    (146,513)     (35,420)
     Policy loans.......................................................     (24,217)     (22,461)     (24,034)
     Other invested assets..............................................     (99,023)    (137,683)     (79,081)
  Decrease (increase) in short-term investments, net....................     (45,166)      (4,984)      36,418
  Decrease (increase) in investment in unconsolidated affiliates, net...     (38,857)         726      (19,210)
  Increase in property and equipment, net...............................     (12,291)     (17,219)     (14,188)

       NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES..............     106,137      (50,336)      39,555

FINANCING ACTIVITIES
  Policyholders' deposits to policy account balances....................     324,881      309,885      289,654
  Policyholders' withdrawals from policy account balances...............    (408,356)    (366,439)    (409,975)
  Dividends to stockholders.............................................     (75,731)     (73,723)     (71,496)

       NET CASH USED IN FINANCING ACTIVITIES............................    (159,206)    (130,277)    (191,817)

NET INCREASE (DECREASE) IN CASH.........................................     142,409       (7,852)      16,731
  Cash:
     Beginning of the year..............................................      14,376       22,228        5,497

     End of the year....................................................   $ 156,785    $  14,376    $  22,228

See accompanying notes to consolidated financial statements.

(1)  NATURE OF OPERATIONS

American National Insurance Company and its consolidated subsidiaries (collectively "American National") operate primarily in the insurance industry. Operating on a multiple line basis, American National offers a broad line of insurance coverages, including individual and group life, health, and annuities; personal lines property and casualty; and credit insurance. In addition, through non-insurance subsidiaries, American National offers mutual funds and invests in real estate. The majority (99%) of revenues is generated by the insurance business. Business is conducted in all states, as well as Puerto Rico, Guam and American Samoa. American National is also authorized to sell its products to American military personnel in Western Europe and, through subsidiaries, business is conducted in Mexico. Various distribution systems are utilized, including home service, multiple line ordinary, group brokerage, credit, independent third party marketing organizations and direct sales to the public.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION--The consolidated financial statements include the accounts of American National Insurance Company and its wholly owned subsidiaries. All significant intercompany transactions have been eliminated in consolidation. Investments in unconsolidated affiliates are shown at cost plus equity in undistributed earnings since the dates of acquisition.

The consolidated financial statements have been prepared on the basis of Generally Accepted Accounting Principles (GAAP) which, for the insurance companies, differs from the basis of accounting followed in reporting to insurance regulatory authorities. (See Note 14.)

Certain reclassifications have been made to the 1998 and 1999 financial information to conform to the 2000 presentation.

USE OF ESTIMATES--The preparation of consolidated financial statements in conformity with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

ACCOUNTING CHANGES

ACCOUNTING FOR DERIVATIVE INSTRUMENTS--FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended by FAS No. 137 and FAS No. 138, is effective for all quarters beginning after June 15, 2000. This statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The statement requires that entities recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value.

American National adopted FAS No. 133, as amended, on January 1, 2001. The adoption of FAS No. 133 did not have a significant effect on American National's financial position or results from operations.

INVESTMENTS

DEBT SECURITIES--Bonds that are intended to be held-to-maturity are carried at amortized cost. The carrying value of these debt securities is expected to be realized, due to American National's ability and intent to hold these securities until maturity.

Bonds held as available-for-sale are carried at market.

PREFERRED STOCKS--All preferred stocks are classified as available-for-sale and are carried at market.

COMMON STOCKS-- All common stocks are classified as available-for-sale and are carried at market.

UNREALIZED GAINS--For all investments carried at market, the unrealized gains or losses (differences between amortized cost and market value), net of applicable federal income taxes, are reflected in stockholders' equity as a component of accumulated other comprehensive income.

MORTGAGE LOANS--Mortgage loans on real estate are carried at amortized cost, less allowance for valuation impairments.

The mortgage loan portfolio is closely monitored through the review of loan and property information, such as debt service coverage, annual operating statements and property inspection reports. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, impaired loans are identified and valuation allowances are established. Impaired loans are loans where, based on current information and events, it is probable that American National will be unable to collect all amounts due according to the contractual terms of the loan agreement.

POLICY LOANS--Policy loans are carried at cost.

INVESTMENT REAL ESTATE--Investment real estate is carried at cost, less allowance for depreciation and valuation impairments. Depreciation is provided over the estimated useful lives of the properties (15 to 50 years) using straight-line and accelerated methods.

American National's real estate portfolio is closely monitored through the review of operating information and periodic inspections. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, if there is any indication of an adverse change in the economic condition of a property, a complete cash flow analysis is performed to determine whether or not an impairment allowance is necessary. If a possible impairment is indicated, the fair market value of the property is estimated using a variety of techniques, including cash flow analysis, appraisals and comparison to the values of similar properties. If the book value is greater than the estimated fair market value, an impairment allowance is established.

SHORT-TERM INVESTMENTS--Short-term investments (primarily commercial paper) are carried at amortized cost.

OTHER INVESTED ASSETS--Other invested assets are carried at cost, less allowance for valuation impairments. Valuation allowances for other invested assets are considered on an individual basis in accordance with the same procedures used for investment real estate.

INVESTMENT VALUATION ALLOWANCES AND IMPAIRMENTS--Investment valuation allowances are established for other than temporary impairments of mortgage loans, real estate and other assets in accordance with the policies established for each class of asset. The increase in the valuation allowances is reflected in current period income as a realized loss in the gain from sale of investments, net.

Management believes that the valuation allowances are adequate. However, it is possible that a significant change in economic conditions in the near term could result in losses exceeding the amounts established.

CASH AND CASH EQUIVALENTS

American National considers cash on-hand and in-banks plus amounts invested in money market funds as cash for purposes of the consolidated statements of cash flows.

INVESTMENTS IN UNCONSOLIDATED AFFILIATES

These assets are primarily investments in real estate and equity fund joint ventures, and are accounted for under the equity method of accounting.

PROPERTY AND EQUIPMENT

These assets consist of buildings occupied by the companies, electronic data processing equipment and furniture and equipment. These assets are carried at cost, less accumulated depreciation. Depreciation is provided using straight-line and accelerated methods over the estimated useful lives of the assets (3 to 50 years).

FOREIGN CURRENCIES

Assets and liabilities recorded in foreign currencies are translated at the exchange rate on the balance sheet date. Revenue and expenses are translated at average rates of exchange prevailing during the year. Translation adjustments resulting from this process are charged or credited to other accumulated comprehensive income.

INSURANCE SPECIFIC ASSETS AND LIABILITIES

DEFERRED POLICY ACQUISITION COSTS--Certain costs of acquiring new insurance business have been deferred. For life, annuity and accident and health business, such costs consist of inspection report and medical examination fees, commissions, related fringe benefit costs and the cost of insurance in force gained through acquisitions. The amount of commissions deferred includes first-year commissions and certain subsequent year commissions that are in excess of ultimate level commission rates.

The deferred policy acquisition costs on traditional life and health products are amortized with interest over the anticipated premium-paying period of the related policies, in proportion to the ratio of annual premium revenue to be received over the life of the policies. Expected premium revenue is estimated by using the same mortality and withdrawal assumptions used in computing liabilities for future policy benefits. The amount of deferred policy acquisition costs is reduced by a provision for possible inflation of maintenance and settlement expenses in the determination of such amounts by means of grading interest rates.

Costs deferred on universal life, limited pay and investment type contracts are amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality and surrender charges. The effect on the deferred policy acquisition costs that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated stockholders' equity as of the balance sheet date. It is possible that a change in interest rates could have a significant impact on the deferred policy acquisition costs calculated for these contracts.

Deferred policy acquisition costs associated with property and casualty insurance business consist principally of commissions, underwriting and issue costs. These costs are amortized over the coverage period of the related policies, in relation to premium revenue recognized.

FUTURE POLICY BENEFITS--For traditional products, liabilities for future policy benefits have been provided on a net level premium method based on estimated investment yields, withdrawals, mortality and other assumptions that were appropriate at the time that the policies were issued. Estimates used are based on the companies' experience, as adjusted to provide for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. When it is determined that future expected experience differs significantly from existing assumptions, the estimates are revised for current and future issues.

Future policy benefits for universal life and investment-type contracts reflect the current account value before applicable surrender charges.

RECOGNITION OF PREMIUM REVENUE AND POLICY BENEFITS

TRADITIONAL ORDINARY LIFE AND HEALTH--Life and accident and health premiums are recognized as revenue when due. Benefits and expenses are associated with earned premiums to result in recognition of profits over the life of the policy contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

ANNUITIES--Revenues from annuity contracts represent amounts assessed against contract holders. Such assessments are principally surrender charges and, in the case of variable annuities, administrative fees. Policy account balances for annuities represent the deposits received plus accumulated interest less applicable accumulated administrative fees.

UNIVERSAL LIFE AND SINGLE PREMIUM WHOLE LIFE--Revenues from universal life policies and single premium whole-life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges actually paid and earned policy service fees. Policyholder account balances consist of the premiums received plus credited interest, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of account balances returned to policyholders.

PROPERTY AND CASUALTY--Property and casualty premiums are recognized as revenue proportionately over the contract period. Policy benefits consist of actual claims and the change in reserves for losses and loss adjustment expenses. The reserves for losses and loss adjustment expenses are estimates of future payments of reported and unreported claims and the related expenses with respect to insured events that have occurred. These reserves are calculated using case basis estimates for reported losses and experience for claims incurred but not reported. These loss reserves are reported net of an allowance for salvage and subrogation. Management believes that American National's reserves have been appropriately calculated, based on available information as of December 31, 2000. However, it is possible that the ultimate liabilities may vary significantly from these estimated amounts.

PARTICIPATING INSURANCE POLICIES--The allocation of dividends to participating policyowners is based upon a comparison of experienced rates of mortality, interest and expenses, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums. Participating business comprised approximately 2.5% of the life insurance in force at December 31, 2000 and 5.4% of life premiums in 2000.

FEDERAL INCOME TAXES

American National and all but one of its subsidiaries will file a consolidated life/non-life federal income tax return for 2000. Alternative Benefit Management, Inc. files a separate return.

Deferred federal income tax assets and liabilities have been recognized to reflect the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

The separate account assets and liabilities represent funds maintained to meet the investment objectives of contract holders who bear the investment risk. The investment income and investment gains and losses from these separate funds accrue directly to the contract holders of the policies supported by the separate accounts. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of American National. The assets of these accounts are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in this report.

(3)  INVESTMENTS

The amortized cost and estimated market values of investments in held-to-maturity and available-for-sale securities are shown below (in thousands):

                                                             GROSS         GROSS      ESTIMATED
                                              AMORTIZED    UNREALIZED   UNREALIZED     MARKET
DECEMBER 31, 2000:                               COST        GAINS        LOSSES       VALUE
Debt securities
    Bonds held-to-maturity:
      U. S. Government and agencies.......   $   58,765     $    689   $    (201)   $   59,253
      States and political subdivisions...       49,906          591        (145)       50,352
      Foreign governments.................      108,541        3,854          --       112,395
      Public utilities....................      998,042       12,715     (19,676)      991,081
      All other corporate bonds...........    2,226,709       40,791     (27,481)    2,240,019
      Mortgage-backed securities..........       92,502        4,512          (3)       97,011

        Total bonds held-to-maturity......    3,534,465       63,152     (47,506)    3,550,111

    Bonds available-for-sale:
      U. S. Government and agencies.......       19,646          336          --        19,982
      States and political subdivisions...       38,563          225         (74)       38,714
      Foreign governments.................       27,571        2,007          --        29,578
      Public utilities....................      221,886        3,809      (9,098)      216,597
      All other corporate bonds...........      500,045        7,501     (63,149)      444,397

        Total bonds available-for-sale....      807,711       13,878     (72,321)      749,268

    Total debt securities.................    4,342,176       77,030    (119,827)    4,299,379

Marketable equity securities:
      Preferred stock.....................       23,970          881        (738)       24,113
      Common stock........................      549,721      372,866     (77,735)      844,852

    Total marketable equity securities....      573,691      373,747     (78,473)      868,965

Total investments in securities...........   $4,915,867     $450,777   $(198,300)   $5,168,344

                                                            GROSS        GROSS       ESTIMATED
                                             AMORTIZED   UNREALIZED    UNREALIZED     MARKET
DECEMBER 31, 1999:                              COST        GAINS        LOSSES       VALUE
Debt securities
    Bonds held-to-maturity:
      U. S. Government and agencies.......   $  141,247     $    286   $  (1,891)   $  139,642
      States and political subdivisions...       44,624           52      (3,858)       40,818
      Foreign governments.................      107,250        1,279        (636)      107,893
      Public utilities....................    1,126,456        4,833     (29,482)    1,101,807
      All other corporate bonds...........    2,118,267       11,476     (70,222)    2,059,521
      Mortgage-backed securities..........       98,942        3,570         (70)      102,442

        Total bonds held-to-maturity......    3,636,786       21,496    (106,159)    3,552,123

    Bonds available-for-sale:
      U. S. Government and agencies.......       54,506           --        (651)       53,855
      States and political subdivisions...       38,538           --      (3,836)       34,702
      Foreign governments.................       27,469        1,023         (15)       28,477
      Public utilities....................      184,126        1,728      (2,298)      183,556
      All other corporate bonds...........      552,529        5,477     (20,435)      537,571

        Total bonds available-for-sale....      857,168        8,228     (27,235)      838,161

    Total debt securities.................    4,493,954       29,724    (133,394)    4,390,284

Marketable equity securities:
      Preferred stock.....................       39,145        1,287        (680)       39,752
      Common stock........................      551,064      413,522      (1,249)      963,337

    Total marketable equity securities....      590,209      414,809      (1,929)    1,003,089

Total investments in securities...........   $5,084,163     $444,533   $(135,323)   $5,393,373

DEBT SECURITIES--The amortized cost and estimated market value, by contractual maturity of debt securities at December 31, 2000, are shown below (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                            BONDS-HELD-TO-MATURITY  BONDS-AVAILABLE-FOR-SALE

                                                         ESTIMATED               ESTIMATED
                                            AMORTIZED      MARKET     AMORTIZED    MARKET
                                               COST        VALUE        COST       VALUE
Due in one year or less..................   $   98,003   $   97,589    $ 44,944   $ 45,014
Due after one year through five years....    1,772,771    1,792,009     426,682    390,565
Due after five years through ten years...    1,515,379    1,506,273     290,045    267,131
Due after ten years......................       55,811       57,230      46,040     46,558

                                             3,441,964    3,453,101     807,711    749,268
Without single maturity date.............       92,501       97,010          --         --

                                            $3,534,465   $3,550,111    $807,711   $749,268

Proceeds from sales of investments in securities classified as available-for-sale (bonds and stocks) totaled $234,477,000 for 2000. Gross gains of $68,605,000 and gross losses of $48,761,000 were realized on those sales. Included in the proceeds from sales of available-for-sale securities are $8,893,000 of proceeds from the sale of bonds that had been reclassified from bonds held-to-maturity. The bonds had been reclassified due to evidence of a significant deterioration in the issuer's creditworthiness. The net loss from the sale of these bonds was $7,941,000.

Proceeds from sales of investments in securities classified as available-for-sale (bonds and stocks) totaled $466,899,000 for 1999. Gross gains of $148,762,000 and gross losses of $6,043,000 were realized on those sales. Included in the proceeds from sales of available-for-sale securities are $33,813,000 of proceeds from the sale of bonds that had been reclassified from bonds held-to-maturity. The bonds had been reclassified due to evidence of a significant deterioration in the issuer's creditworthiness. The net loss from the sale of these bonds was $5,314,000.

Proceeds from sales of investments in securities classified as available-for-sale (bonds and stocks) totaled $317,556,000 for 1998. Gross gains of $71,935,000 and gross losses of $36,975,000 were realized on those sales. Included in the proceeds from sales of available-for-sale securities are $40,454,000 of proceeds from the sale of bonds that had been reclassified from bonds held-to-maturity. The bonds had been reclassified due to evidence of a significant deterioration in the issuer's creditworthiness. The net gain from the sale of these bonds was $1,073,000.

Bonds were called or otherwise redeemed by the issuers during 2000, which resulted in proceeds of $125,271,000 from the disposal. Gross gains of $379,000 were realized on those disposals. Bonds were called by the issuers during 1999, which resulted in proceeds of $163,596,000 from the disposal. Gross gains of $688,000 were realized on those disposals. Bonds were called by the issuers during 1998, which resulted in proceeds from the disposal of $89,205,000. Gross gains of $747,000 were realized on those disposals.

All gains and losses were determined using specific identification of the securities sold.

UNREALIZED GAINS ON SECURITIES--Unrealized gains on marketable equity securities and bonds available-for-sale, presented in the stockholder's equity section of the consolidated statements of financial position, are net of deferred tax liabilities of $81,060,000, $137,222,000 and $160,912,000 for 2000, 1999, and
1998, respectively.

The change in the net unrealized gains on investments for the years ended December 31 are summarized as follows (in thousands):

                                                           2000        1999        1998
                                                          ------      ------      ------
Bonds available-for-sale............................   $ (39,436)   $(66,800)   $ 10,482
Preferred stocks....................................        (464)     (1,793)        969
Common stocks.......................................    (117,142)    (20,456)    124,921
Index options.......................................        (139)         --          --
Amortization of deferred policy acquisition costs...      (3,294)     21,028      (8,229)

                                                        (160,475)    (68,021)    128,143
Provision for federal income taxes..................      56,162      23,693     (44,850)

                                                       $(104,313)   $(44,328)   $ 83,293

MORTGAGE LOANS--In general, mortgage loans are secured by first liens on income-producing real estate. The loans are expected to be repaid from the cash flows or proceeds from the sale of real estate. American National generally allows a maximum loan-to-collateral-value ratio of 75% to 90% on newly funded mortgage loans. As of December 31, 2000, mortgage loans have both fixed rates from 6.00% to 12.25% and variable rates from 6.39% to 10.25%. The majority of the mortgage loan contracts require periodic payments of both principal and interest, and have amortization periods of 3 months to 32 years.

American National has investments in first lien mortgage loans on real estate with carrying values of $1,024,312,000 and $1,033,330,000 at December 31, 2000
and 1999, respectively. Impaired loans, on which valuation allowances were established, totaled $42,465,000 and $41,446,000 at December 31, 2000 and 1999,
respectively. The valuation allowances on those loans totaled $4,838,000 and $11,412,000 at December 31, 2000 and 1999, respectively.

POLICY LOANS--All of the Company's policy loans carry interest rates ranging from 5% to 8% at December 31, 2000.

INVESTMENT INCOME AND REALIZED GAINS (LOSSES)--Investment income and realized gains (losses) from disposals of investments, before federal income taxes, for the years ended December 31 are summarized as follows (in thousands):

                                                                            GAINS (LOSSES) FROM
                                      INVESTMENT INCOME                  DISPOSALS OF INVESTMENTS
                                  2000        1999        1998         2000        1999       1998
                                -------------------------------------------------------------------
Bonds........................   $322,204    $318,898    $317,481    $(17,759)   $ (5,327)   $ 2,614
Preferred stocks.............      1,879       2,599       2,584         (36)     (1,212)         1
Common stocks................     14,802      16,284      16,774      38,018     149,946     33,092
Mortgage loans...............     94,287      98,111      97,871      (7,874)      1,206      1,248
Real estate..................     71,613      65,027      80,138       3,848       6,417      1,338
Other invested assets........     37,832      36,819      29,123      (2,015)      2,793       (564)
Investment in
 unconsolidated affiliates...         --          --          --          --          --         29

                                 542,617     537,738     543,971      14,182     153,823     37,758

Investment expenses..........    (63,528)    (63,789)    (68,729)         --          --         --
Decrease (increase) in
 valuation allowances........         --          --          --       8,389      (4,762)    12,010

                                $479,089    $473,949    $475,242    $ 22,571    $149,061    $49,768

(4) OFF-BALANCE SHEET RISK AND CONCENTRATIONS OF CREDIT RISK ON INVESTMENTS

American National employs a strategy to invest funds at the highest return possible commensurate with sound and prudent underwriting practices to ensure a well-diversified investment portfolio.

BONDS:

Management believes American National's bond portfolio is of investment grade and is diversified. The bond portfolio distributed by quality rating at December 31 is summarized as follows:

                                      2000    1999
                                      ----    ----
          AAA.....................      6%      8%
          AA......................     14%     14%
          A.......................     57%     57%
          BBB.....................     19%     18%
          Below BBB...............      4%      3%

                                      100%    100%

COMMON STOCK:

American National's stock portfolio by market sector distribution at December 31 is summarized as follows:

                                            2000    1999
                                            ----    ----
          Basic materials...............      1%      4%
          Capital goods.................      9%      7%
          Consumer goods................     18%     20%
          Energy........................      8%      7%
          Finance.......................     18%     10%
          Technology....................     16%     24%
          Health care...................     13%     10%
          Miscellaneous.................     10%     12%
          Mutual funds..................      7%      6%

                                            100%    100%

MORTGAGE LOANS AND INVESTMENT REAL ESTATE:

American National invests primarily in the commercial sector in areas that offer the potential for property value appreciation. Generally, mortgage loans are secured by first liens on income-producing real estate.

Mortgage loans and investment real estate by property type distribution at December 31 are summarized as follows:

                            MORTGAGE       INVESTMENT
                              LOANS        REAL ESTATE
                           2000    1999    2000    1999
                           ----    ----    ----    ----
Office buildings...         17%     17%     15%     15%
Shopping centers...         49%     52%     41%     42%
Commercial.........          4%      4%      6%      5%
Apartments.........          1%      1%      3%      3%
Hotels/motels......          8%      6%     13%     13%
Industrial.........         16%     16%     21%     21%
Other..............          5%      4%      1%      1%

                           100%    100%    100%    100%

American National has a diversified portfolio of mortgage loans and real estate properties. Mortgage loans and real estate investments by geographic distribution at December 31 are as follows:

                             MORTGAGE     INVESTMENT
                              LOANS       REAL ESTATE
                          2000    1999    2000    1999
                          ----    ----    ----    ----
New England..........       9%      9%     --      --
Middle Atlantic......      16%     16%     --      --
East North Central...       9%     10%     18%     18%
West North Central...       2%      3%     17%     17%
South Atlantic.......      22%     19%      7%      7%
East South Central...       1%      1%     13%     13%
West South Central...      25%     25%     37%     36%
Mountain.............       6%      7%      2%      3%
Pacific..............      10%     10%      6%      6%

                          100%    100%    100%    100%

For discussion of other off-balance sheet risks, see Note 5.

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS

Estimated fair values of financial instruments have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amounts that could be realized in a current market exchange, or the amounts that may ultimately be realized. The use of different market assumptions or estimating methodologies could have a material effect on the estimated fair values.

DEBT SECURITIES:
The estimated fair values for bonds represent quoted market values from published sources or bid prices obtained from securities dealers.

MARKETABLE EQUITY SECURITIES:
Fair values for preferred and common stocks represent quoted market prices obtained from independent pricing services.

MORTGAGE LOANS:

The fair value for mortgage loans is estimated using discounted cash flow analyses based on interest rates currently being offered for comparable loans. Loans with similar characteristics are aggregated for purposes of the analyses.

POLICY LOANS:
The carrying amount for policy loans approximates their fair value.

SHORT-TERM INVESTMENTS:
The carrying amount for short-term investments approximates their fair value.

INVESTMENT CONTRACTS:

The fair value of investment contract liabilities is estimated using a discounted cash flow model, assuming the companies' current interest rates on new products. The carrying value for these contracts approximates their fair value.

INVESTMENT COMMITMENTS:

American National's investment commitments are all short-term in duration, and the fair value was not significant at December 31, 2000 or 1999.

VALUES:

The carrying amounts and estimated fair values of financial instruments at December 31 are as follows (in thousands):

                                               2000                      1999
                                    ------------------------     -----------------------
                                                   ESTIMATED                   ESTIMATED
                                     CARRYING        FAIR        CARRYING        FAIR
                                      AMOUNT         VALUE        AMOUNT         VALUE
Financial assets:
 Bonds:
  Held-to-maturity...............    $3,534,465    $3,550,111    $3,636,786    $3,552,123
  Available-for-sale.............       749,268       749,268       838,161       838,161
 Preferred stock.................        24,113        24,113        39,752        39,752
 Common stock....................       844,852       844,852       963,337       963,337
 Mortgage loans on real estate...     1,024,312     1,071,438     1,033,330     1,044,146
 Policy loans....................       294,313       294,313       293,287       293,287
 Short-term investments..........       140,518       140,518        95,352        95,352
Financial liabilities:
 Investment contracts............     1,494,353     1,494,353     1,639,348     1,639,348

(6) DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs and premiums for the years ended December 31, 2000, 1999, and 1998 are summarized as follows (in thousands):

                                                LIFE      ACCIDENT    PROPERTY &
                                             & ANNUITY    & HEALTH     CASUALTY       TOTAL

Balance at December 31, 1997..............   $ 633,339    $105,174      $  9,828   $  748,341

   Additions..............................      87,660      25,897        25,764      139,321
   Amortization...........................     (98,017)    (26,940)      (24,159)    (149,116)
   Effect of change in unrealized gains
     on available-for-sale securities.....      (8,229)         --            --       (8,229)

 Net change...............................     (18,586)     (1,043)        1,605      (18,024)
 Acquisitions.............................         782         604            --        1,386

Balance at December 31, 1998..............     615,535     104,735        11,433      731,703

   Additions..............................      82,708      25,315        29,550      137,573
   Amortization...........................     (87,701)    (21,263)      (26,421)    (135,385)
   Effect of change in unrealized gains
     on available-for-sale securities.....      21,028          --            --       21,028

 Net change...............................      16,035       4,052         3,129       23,216
 Acquisitions.............................       3,652         225            --        3,877

Balance at December 31, 1999..............     635,222     109,012        14,562      758,796
   Additions..............................     132,720      60,838        35,424      228,982
   Amortization...........................    (141,591)    (63,518)      (31,680)    (236,789)
   Effect of change in unrealized gains
     on available-for-sale securities.....      (3,294)         --            --       (3,294)

 Net change...............................     (12,165)     (2,680)        3,744      (11,101)
 Acquisitions.............................         123          66            --          189

Balance at December 31, 2000..............   $ 623,180    $106,398      $ 18,306   $  747,884

2000 Premiums............................    $ 356,944    $404,973      $426,786   $1,188,703

1999 Premiums............................    $ 342,030    $396,072      $392,576   $1,130,678

1998 Premiums...........................     $ 340,286    $393,602      $354,820   $1,088,708

Commissions comprise the majority of the additions to deferred policy acquisition costs for each year.

Acquisitions relate to the purchase of various insurance portfolios under assumption reinsurance agreements.

(7) FUTURE POLICY BENEFITS AND POLICY ACCOUNT BALANCES

LIFE INSURANCE:

Assumptions used in the calculation of future policy benefits or policy account balances for individual life policies are as follows:

                                                                                                            PERCENTAGE OF
                                                                                                            FUTURE POLICY
  POLICY ISSUE                                             INTEREST                                            BENEFITS
      YEAR                                                   RATE                                             SO VALUED
ORDINARY--
1996-2000           7.5% for years 1 through 5, graded to 5.5% at the end of year 25, and level thereafter           4%
1981-1995           8% for years 1 through 5, graded to 6% at the end of year 25, and level thereafter              18%
1976-1981           7% for years 1 through 5, graded to 5% at the end of year 25, and level thereafter              15%
1972-1975           6% for years 1 through 5, graded to 4% at the end of year 25, and level thereafter               6%
1969-1971           6% for years 1 through 5, graded to 3.5% at the end of year 30, and level thereafter             5%
1962-1968           4.5% for years 1 through 5, graded to 3.5% at the end of year 15, and level thereafter           9%
1948-1961           4% for years 1 through 5, graded to 3.5% at the end of year 10, and level thereafter             8%
1947 and prior      Statutory rates of 3% or 3.5%                                                                    1%
INDUSTRIAL--
1948-1967           4% for years 1 through 5, graded to 3.5% at the end of year 10, and level thereafter             4%
1947 and prior      Statutory rates of 3%                                                                            3%
UNIVERSAL LIFE      Future policy benefits for universal life are equal to the current account value                27%

                                                                                                                   100%

Future policy benefits for group life policies have been calculated using a level interest rate of 4%. Mortality and withdrawal assumptions are based on American National's experience.

ANNUITIES:

Fixed annuities included in future policy benefits are calculated using a level interest rate of 6%. Mortality and withdrawal assumptions are based on American National's experience. Policy account balances for interest-sensitive annuities are equal to the current gross account balance.

HEALTH INSURANCE:

Interest assumptions used for future policy benefits on health policies are calculated using a level interest rate of 6%. Morbidity and termination assumptions are based on American National's experience.

(8) LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

Activity in the liability for accident and health, and property and casualty unpaid claims and claim adjustment expenses is summarized as follows (in thousands):

                                       2000      1999        1998
                                       ----      ----        ----
Balance at January 1.............   $282,138   $266,832    $247,564
 Less reinsurance recoverables...      3,988         11       2,567

Net Balance at January 1.........    278,150    266,821     244,997

Incurred related to:
 Current year....................    703,225    654,222     598,379
 Prior years.....................      1,746    (16,322)     (6,324)

Total incurred...................    704,971    637,900     592,055

Paid related to:
 Current year....................    456,971    457,279     411,352
 Prior years.....................    182,662    169,292     158,879

Total paid.......................    639,633    626,571     570,231

Net Balance at December 31.......    343,488    278,150     266,821
 Plus reinsurance recoverables...      8,842      3,988          11

Balance at December 31...........   $352,330   $282,138    $266,832

The balances at December 31 are included in policy and contract claims on the consolidated statements of financial position.

(9)  REINSURANCE

As is customary in the insurance industry, the companies reinsure portions of certain insurance policies they write, thereby providing a greater diversification of risk and managing exposure on larger risks. The maximum amount that would be retained by one company (American National) would be $700,000 individual life, $250,000 individual accidental death, $100,000 group life and $125,000 credit life (total $1,175,000). If individual, group and credit were in force in all companies at the same time, the maximum risk on any one life could be $1,875,000.

American National remains primarily liable with respect to any reinsurance ceded, and would bear the entire loss if the assuming companies were unable to meet their obligations under any reinsurance treaties.

To minimize its exposure to significant losses from reinsurer insolvencies, American National evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. At December 31, 2000, amounts recoverable from reinsurers with a carrying value of $101,537,000 were associated with various auto dealer credit insurance program reinsurers domiciled in the Caribbean islands of Nevis or the Turks and Caicos Islands. American National holds collateral related to these credit reinsurers totaling $77,296,000. This collateral is in the form of custodial accounts controlled by the company, which can be drawn on for amounts that remain unpaid for more than 90 days. American National believes that the failure of any single reinsurer to meet its obligations would not have a significant effect on its financial position or results of operations.

Premiums, premium-related reinsurance amounts and reinsurance recoveries for the years ended December 31 are summarized as follows (in thousands):

                                                         2000          1999           1998
                                                        ------        ------         ------
Direct premiums.....................................   $1,297,995    $1,268,129    $1,201,189
Reinsurance premiums assumed from other companies...      260,214       110,180        42,403
Reinsurance premiums ceded to other companies.......     (369,506)     (247,631)     (154,884)

Net premiums........................................   $1,188,703    $1,130,678    $1,088,708

Reinsurance recoveries..............................   $  256,731    $162,863      $   88,240

Life insurance in force and related reinsurance amounts at December 31 are summarized as follows (in thousands):

                                                         2000          1999            1998
                                                         ----          ----            ----
Direct life insurance in force...................   $ 47,902,590    $46,156,190    $44,134,974
Reinsurance risks assumed from other companies...        873,996        797,059        713,200

Total life insurance in force....................     48,776,586     46,953,249     44,848,174
Reinsurance risks ceded to other companies.......    (12,573,404)    (9,629,707)    (7,965,042)

Net life insurance in force......................   $ 36,203,182    $37,323,542    $36,883,132


(10) FEDERAL INCOME TAXES

The federal income tax provisions vary from the amounts computed when applying the statutory federal income tax rate. A reconciliation of the effective tax rate of the companies to the statutory federal income tax rate follows (in thousands, except percentages):

                                              2000                1999                 1998
                                       ----------------    ------------------   --------------------
                                       AMOUNT     RATE     AMOUNT       RATE    AMOUNT       RATE
Income tax on pre-tax income........   $72,430    35.00%  $136,038     35.00%   $95,861      35.00 %
Tax-exempt investment income........    (3,956)   (1.91)    (1,691)   (0.44)%      (971)     (0.35)%
Dividend exclusion..................    (1,247)   (0.60)    (3,414)   (0.88)%    (5,044)     (1.84)%
Exempted losses on sale of assets...    (2,604)   (1.26)    (4,470)   (1.15)%    (9,856)     (3.60)%
Miscellaneous tax credits, net......    (1,467)   (0.71)    (1,467)   (0.38)%    (1,467)     (0.54)%
Other items, net....................     3,612     1.74     (2,928)   (0.75)%    (2,032)     (0.74)%

                                       $66,768    32.26%  $122,068    31.40%    $76,491      27.93 %

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2000 and December 31, 1999 are as follows (in thousands):

                                                                         2000         1999
                                                                        ------       ------
DEFERRED TAX ASSETS:
  Investment in bonds, real estate and other invested
   assets, principally due to investment valuation allowances......   $  10,024    $  17,750
  Policyowner funds, principally due to policy reserve discount....     103,866       87,650
  Policyowner funds, principally due to unearned premium reserve...      12,843       11,219
  Other assets.....................................................       5,892        4,689

 Total gross deferred tax assets...................................     132,625      121,308
  Less valuation allowance.........................................      (3,000)      (3,000)

 Net deferred tax assets...........................................   $ 129,625    $ 118,308

DEFERRED TAX LIABILITIES:
  Marketable equity securities, principally due to
   net unrealized gains on stock...................................   $ (81,060)   $(131,347)
  Investment in bonds, principally due to
   accrual of discount on bonds....................................     (13,190)     (20,941)
  Deferred policy acquisition costs, due to
   difference between GAAP and tax.................................    (178,788)    (184,217)
  Property, plant and equipment, principally due to
   difference between GAAP and tax depreciation methods............      (5,278)      (3,144)
  Other liabilities................................................          --           --

 Net deferred tax liabilities......................................    (278,316)    (339,649)

Total deferred tax.................................................   $(148,691)   $(221,341)

Management believes that a sufficient level of taxable income will be achieved to utilize the net deferred tax assets.

Through 1983, under the provision of the Life Insurance Company Income Tax Act of 1959, life insurance companies were permitted to defer from taxation a portion of their income (within certain limitations) until and unless it is distributed to stockholders, at which time it was taxed at regular corporate tax rates. No provision for deferred federal income taxes applicable to such untaxed income has been made, because management is of the opinion that no distributions of such untaxed income (designated by federal law as "policyholders' surplus") will be made in the foreseeable future. There was no change in the "policyholders' surplus" between December 31, 1999 and December 31, 2000, and the cumulative balance was approximately $63,000,000 at both dates.

Federal income taxes totaling approximately $114,415,000, $108,060,000 and $111,465,000 were paid to the Internal Revenue Service in 2000, 1999 and 1998, respectively. The statute of limitations for the examination of federal income tax returns through 1996 for American National and its subsidiaries by the Internal Revenue Service has expired. All prior year deficiencies have been paid or provided for, and American National has filed appropriate claims for refunds through 1996. In the opinion of management, adequate provision has been made for any tax deficiencies that may be sustained.

(11) COMPONENTS OF COMPREHENSIVE INCOME

The items included in comprehensive income, other than net income, are unrealized gains on available-for-sale securities, net of deferred acquisition costs, and foreign exchange adjustments.

The details on the unrealized gains included in comprehensive income, and the related tax effects thereon are as follows (in thousands):

                                             BEFORE        FEDERAL       NET OF
                                             FEDERAL     INCOME TAX      FEDERAL
                                           INCOME TAX      EXPENSE     INCOME TAX
DECEMBER 31, 2000
Unrealized Losses.......................    $(139,180)     $(48,709)    $ (90,471)
Less: reclassification adjustment for
 gains realized in net income...........      (21,295)       (7,453)      (13,842)

Net unrealized loss component
 of comprehensive income................    $(160,475)     $(56,162)    $(104,313)

DECEMBER 31, 1999
Unrealized Gains/(Losses)...............    $  80,700      $ 28,359     $  52,341
Less: reclassification adjustment for
 gains realized in net income...........     (148,721)      (52,052)      (96,669)

Net unrealized loss component
 of comprehensive income................    $ (68,021)     $(23,693)    $ (44,328)

DECEMBER 31, 1998
Unrealized Gains/(Losses)...............    $ 163,103      $ 57,086     $ 106,017
Less: reclassification adjustment for
 gains realized in net income...........      (34,960)      (12,236)      (22,724)

Net unrealized gains component
 of comprehensive income................    $ 128,143      $ 44,850     $  83,293

(12) COMMON STOCK AND EARNINGS PER SHARE

American National has only one class of common stock and no preferred stock. At December 31, 2000, 1999 and 1998, American National had 50,000,000 authorized shares of $1.00 par value common stock with 30,832,449 shares issued. At December 31, 2000 and 1999, treasury shares were 4,274,284, restricted shares were 79,000 and unrestricted shares outstanding were

26,479,165. At December 31, 1998 there were no restricted shares, treasury shares were 4,353,284; and total outstanding shares were 26,479,165.

STOCK-BASED COMPENSATION--During 1999, American National's stockholders approved the "1999 Stock and Incentive Plan." Under this plan, American National can grant Non-Qualified Stock Options, Stock Appreciation Rights, Restricted Stock Awards, Performance Rewards, Incentive Awards and any combination of these. The number of shares available for grants under the plan cannot exceed 900,000 shares, and no more than 50,000 shares may be granted to any one individual in any calendar year. During 2000, the plan was amended to adjust the grant price of awards made during 1999.

The Plan provides for the award of Restricted Stock. Restricted Stock Awards entitle the participant to full dividend and voting rights. Unvested shares are restricted as to disposition and are subject to forfeiture under certain circumstances. Compensation expense is recognized over the vesting period. Awards of 79,000 shares were granted to directors and board consultants on August 1, 1999, with 19,000 granted at an exercise price of $70.50 per share (subsequently amended in 2000 to $57 per share), and 60,000 granted at an exercise price of zero. The restrictions on these awards lapse after 10 years, and feature a graded vesting schedule in the case of the retirement of an award holder. During 2000 and 1999, none of the restrictions on these shares lapsed and all of the Restricted Stock was outstanding at the end of the year. The amount of compensation expense recorded was $486,000 in 2000.

On August 1, 1999, American National granted Stock Appreciation Rights (SAR) on 81,500 shares to selected officers. These SARs were granted at a stated price of $70.50 per share (subsequently amended in 2000 to $57 per share), vest at a rate of 20% per year for 5 years and expire 5 years after the vesting period. American National uses the average of the high and low price on the last trading day of the period to calculate the fair value and compensation expense for SARs. The fair value and compensation expense of the SARs was $709,000 at December 31, 2000 and zero at December 31, 1999.

Stock Appreciation Right information for 2000 and 1999 follows:

                                                WEIGHTED
                                                 AVERAGE
                                                PRICE PER
                                      SHARES      SHARE

Outstanding at December 31, 1998          --           --
     Granted                          81,500     $57.0000

Outstanding at December 31, 1999      81,500      57.0000
     Granted                           3,000      61.8125
     Exercised                        (1,100)     57.0000
     Canceled                         (1,208)     57.0000

Outstanding at December 31, 2000      82,192      57.1757

The weighted-average contractual remaining life for the 82,192 shares outstanding as of December 31, 2000 is 8.5 years. The weighted-average exercise price for these shares is $57.18 per share. Of the shares outstanding, 15,192 are exercisable at a weighted-average exercise price of $57.00 per share

EARNINGS PER SHARE--Earnings per share for 2000, 1999, and 1998 were calculated using a weighted-average number of shares outstanding of 26,479,165. There were no potentially dilutive items outstanding in 1998. In 1999, the average market price, since the grant date of the Restricted Stock Awards, was less than the exercise price. In 2000, the incremental number of shares to be added to number of shares outstanding was approximately 7,000 shares and had no effect on the earnings per share calculation. As a result, diluted earnings per share is equal to the basic earnings per share for 2000 and 1999.

DIVIDENDS--American National's payment of dividends to stockholders is restricted by statutory regulations. Generally, the restrictions require life insurance companies to maintain minimum amounts of capital and surplus, and, in the absence of special approval, limit the payment of dividends to statutory net gain from operations on an annual, non-cumulative basis. Additionally, insurance companies are not permitted to distribute the excess of stockholders' equity, as determined on a GAAP basis over that determined on a statutory basis.

Generally, the same restrictions on amounts that can transfer in the form of dividends, loans, or advances to the parent company apply to American National's insurance subsidiaries.

At December 31, 2000, approximately $611,088,000 of American National's consolidated stockholders' equity represents net assets of its insurance subsidiaries. Any transfer of these net assets to American National would be subject to statutory restrictions and approval.

(13) SEGMENT INFORMATION

American National and its subsidiaries are engaged principally in the insurance business. Management organizes the business around its marketing distribution channels. Separate management of each segment is required because each business unit is subject to different marketing strategies. There are eight operating segments based on the company's marketing distribution channels.

The operating segments are as follows:

MULTIPLE LINE MARKETING -- This segment derives its revenues from the sale of individual life, annuity, accident and health, and property and casualty products marketed through American National, ANTEX, ANPAC, ANGIC and ANPAC Lloyds.

HOME SERVICE DIVISION -- This segment derives its revenues from the sale of individual life, annuity and accident and health insurance. In this segment, the agent collects the premiums. This segment includes business in the United States and Mexico.

INDEPENDENT MARKETING -- This segment derives its revenues mainly from the sale of life and annuity lines marketed through independent marketing organizations.

HEALTH DIVISION -- This segment derives its revenues primarily from the sale of accident and health insurance plus group life insurance marketed through group brokers and third party marketing organizations.

SENIOR AGE MARKETING -- This segment derives its revenues primarily from the sale of Medicare supplement plans, individual life, annuities, and accident and health insurance marketed through Standard Life and Accident Insurance Company.

DIRECT MARKETING -- This segment derives its revenues principally from the sale of individual life insurance, marketed through Garden State Life Insurance Company, using direct selling methods.

CREDIT INSURANCE DIVISION -- This segment derives its revenues principally from the sale of credit life and credit accident and health insurance.

CAPITAL AND SURPLUS -- This segment derives its revenues principally from investment instruments.

ALL OTHER -- This category comprises segments which are too small to show individually. This category includes non-insurance, reinsurance assumed, and retirement benefits.

All income and expense amounts specifically attributable to policy transactions are recorded directly to the appropriate line of business within each segment. Income and expenses not specifically attributable to policy transactions are allocated to the lines within each segment as follows:

 . Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available.

 . Net investment income from all other assets is allocated to capital and surplus to arrive at an underwriting gain from operations. A portion of the income allocated to capital and surplus is then re-allocated to the other segments in accordance with the amount of equity invested in each segment.

 . Expenses are allocated to the lines based upon various factors, including premium and commission ratios within the respective operating segments.

 .  Gain or loss on the sale of investments is allocated to capital and surplus.

 . Equity in earnings of unconsolidated affiliates is allocated to the segment that provided the funds to invest in the affiliate.

 . Federal income taxes have been applied to the net earnings of each segment based on a fixed tax rate. Any difference between the amount allocated to the segments and the total federal income tax amount is allocated to capital and surplus.

The following tables summarize net income and various components of net income by operating segment for the years ended December 31, 2000, 1999 and 1998 (in thousands):

                                                                                            GAIN FROM
                                PREMIUMS         NET                                       OPERATIONS    FEDERAL
                                  AND         INVESTMENT                       EQUITY        BEFORE      INCOME
                                 OTHER          INCOME        EXPENSES           IN          FEDERAL       TAX
                                 POLICY          AND             AND       UNCONSOLIDATED    INCOME      EXPENSE       NET
                                REVENUE     REALIZED GAINS    BENEFITS       AFFILIATES       TAXES     (BENEFIT)    INCOME
-----------------------------------------------------------------------------------------------------------------------------
2000
Multiple Line Marketing        $  518,271         $ 95,629   $  596,098           $    --   $ 17,802    $  5,874    $ 11,928
Home Service Division             212,951          119,543      276,686                --     55,808      18,417      37,391
Independent Marketing              76,236          113,107      176,196                --     13,147       4,339       8,808
Health Division                   253,820            8,779      281,837                --    (19,238)     (6,349)    (12,889)
Credit Insurance Division          63,412           17,010       68,466                --     11,956       3,945       8,011
Senior Age Marketing              148,565           18,292      156,970                --      9,887       3,263       6,625
Direct Marketing                   28,076            3,906       28,678                --      3,304       1,090       2,214
Capital & Surplus                     938           94,795         (264)              100     96,097      30,190      65,907
All Other                          30,553           30,599       45,922             2,949     18,179       5,999      12,180

                               $1,332,822         $501,660   $1,630,589           $ 3,049   $206,942    $ 66,768    $140,174

1999
Multiple Line Marketing        $  489,263         $ 95,821   $  530,321           $    --   $ 54,763    $ 18,072    $ 36,691
Home Service Division             209,033          118,978      263,945                --     64,066      21,142      42,924
Independent Marketing              60,574          118,960      162,052                --     17,482       5,769      11,713
Health Division                   237,446            7,406      256,390                --    (11,538)     (3,808)     (7,730)
Credit Insurance Division          63,262           16,094       65,903                --     13,453       4,439       9,014
Senior Age Marketing              148,368           18,013      162,209                --      4,172       1,377       2,795
Direct Marketing                   26,857            3,734       24,823                --      5,768       1,903       3,865
Capital and Surplus                 1,087          211,453          256            12,249    224,533      67,900     156,633
All Other                          30,714           32,551       54,976             7,693     15,982       5,274      10,708

                               $1,266,604         $623,010   $1,520,875           $19,942   $388,681    $122,068    $266,613

1998
Multiple Line Marketing        $  452,146         $ 95,063   $  488,842           $    --   $ 58,367    $ 19,261    $ 39,106
Home Service Division             203,976          122,188      252,446                --     73,718      24,327      49,391
Independent Marketing              69,714          122,279      184,655                --      7,338       2,422       4,916
Health Division                   211,249            7,850      240,195                --    (21,096)     (6,962)    (14,134)
Credit Insurance Division          57,727           15,215       61,181                --     11,761       3,881       7,880
Senior Age Marketing              162,161           17,760      169,929                --      9,992       3,297       6,695
Direct Marketing                   26,619            3,588       24,034                --      6,173       2,037       4,136
Capital and Surplus                   982          107,737          761             8,048    116,006      24,390      91,616
All Other                          35,081           33,330       56,781                --     11,630       3,838       7,792

                               $1,219,655         $525,010   $1,478,824           $ 8,048   $273,889    $ 76,491    $197,398

There were no significant non-cash items to report. Substantially all of the consolidated revenues were derived in the United States.

Most of the operating segments provide essentially the same types of products. The following table provides revenues within each segment by line of business for the years ended December 31, 2000, 1999 and 1998 (in thousands):

                                 TOTAL REVENUES

                                                        ACCIDENT &  PROPERTY &                          TOTAL
                                  LIFE       ANNUITY      HEALTH     CASUALTY   CREDIT    ALL OTHER    REVENUES
2000
Multiple Line Marketing          $122,302     $ 17,392    $ 17,853   $450,894   $--       $--         $  608,441
Home Service Division             287,057        4,477       9,317         --        --          --      300,851
Independent Marketing              14,549      162,592          --         --        --          --      177,141
Health Division                     4,055           --     253,274         --        --          --      257,329
Credit Insurance Division              --           --          --         --    69,346          --       69,346
Senior Age Marketing               30,487        1,675     125,541         --        --          --      157,703
Direct Marketing                   31,188           --         219         --        --          --       31,407
Capital & Surplus                      --           --          --         --        --     173,478      173,478
All Other                          29,311        1,671         937         --        --      26,866       58,785

                                 $518,949     $187,807    $407,141   $450,894   $69,346    $200,344   $1,834,481

1999
Multiple Line Marketing          $121,753     $ 17,637    $ 19,736   $403,029   $--       $--         $  562,155
Home Service Division             283,566        4,576       8,778         --        --          --      296,920
Independent Marketing               8,938      157,569          --         --        --          --      166,507
Health Division                     3,920           --     236,559         --        --          --      240,479
Credit Insurance Division              --           --          --         --    69,007          --       69,007
Senior Age Marketing               31,577        1,692     125,609         --        --          --      158,878
Direct Marketing                   29,501          146         427         --        --          --       30,074
Capital and Surplus                    --           --          --         --        --     306,797      306,797
All Other                          30,120        1,878       1,709         --        --      25,090       58,797

                                 $509,375     $183,498    $392,818   $403,029   $69,007    $331,887   $1,889,614

1998
Multiple Line Marketing          $121,829     $ 16,826    $ 20,232   $365,369   $--       $--         $  524,256
Home Service Division             279,531        4,410       8,793         --        --          --      292,734
Independent Marketing               5,328      173,990          --         --        --          --      179,318
Health Division                     3,802           --     210,622         --        --          --      214,424
Credit Insurance Division              --           --          --         --    63,470          --       63,470
Senior Age Marketing               32,821        1,583     137,889         --        --          --      172,293
Direct Marketing                   29,042          165         462         --        --          --       29,669
Capital and Surplus                    --           --          --         --        --     204,991      204,991
All Other                          31,996       18,962       1,977         --        --      10,575       63,510

                                 $504,349     $215,936    $379,975   $365,369   $63,470    $215,566   $1,744,665

The operating segments are supported by the fixed income assets and policy loans. Equity type assets, such as stocks, real estate and other invested assets, are investments of the Capital and Surplus segment. Assets of the non-insurance companies are specifically associated with those companies in the "All Other" segment. Any assets not used in support of the operating segments are assigned to Capital and Surplus.

The following table summarizes assets by operating segment for the years ended December 31, 2000 and 1999 (in thousands):

                                  2000         1999

Multiple Line Marketing.....   $1,687,541   $1,598,043
Home Service Division.......    1,815,757    1,789,073
Independent Marketing.......    1,650,600    1,719,508
Health Division.............      376,246      193,018
Credit Insurance Division...      408,780      387,669
Senior Age Marketing........      340,324      326,163
Direct Marketing............       91,173       82,799
Capital & Surplus...........    2,275,332    2,400,368
All Other...................      624,634      593,885

                               $9,270,387   $9,090,526

The net assets of the Capital and Surplus and All Other segments include investments in unconsolidated affiliates. Almost all of American National's assets are located in the United States of America.

The amount of each segment item reported is the measure reported to the chief operating decision-maker for purposes of making decisions about allocating resources to the segment and assessing its performance. Adjustments and eliminations are made when preparing the consolidated financial statements, and allocations of revenues, expenses and gains or losses have been included when determining reported segment profit or loss.

The reported measures are determined in accordance with the measurement principles most consistent with those used in measuring the corresponding amounts in the consolidated financial statements.

The results of the operating segments of the business are affected by economic conditions and customer demands. A portion of American National's insurance business is written through one third-party marketing organization. During 2000, approximately 10% of the total premium revenues and policy account deposits were written through that organization, which is included in the Independent Marketing operating segment. This compares with 8% and 11% in 1999 and 1998, respectively. Of the total business written by this one organization, the majority was annuities.

(14) RECONCILIATION TO STATUTORY ACCOUNTING

American National and its insurance subsidiaries are required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare these statutory financial statements differ from those used to prepare financial statements on the basis of Generally Accepted Accounting Principles. Effective January 1, 2001 new codified statutory accounting principles are required to be adopted. Management believes that the adoption of these new principles will not have a material effect on the statutory capital and surplus as reported in the following tables.

Reconciliations of statutory net income and capital and surplus, as determined using statutory accounting principles, to the amounts included in the accompanying consolidated financial statements, as of and for the years ended December 31, are as follows (in thousands):

                                                       2000          1999          1998
Statutory net income of insurance companies...   $   132,682    $  159,375    $  155,368
Net gain (loss) of non-insurance companies....       (17,524)       97,782        15,240

Combined net income...........................       115,158       257,157       170,608
Increases/(decreases):
 Deferred policy acquisition costs............        (7,807)        2,188        (9,795)
 Policyholder funds...........................        15,851         4,288        18,702
 Deferred federal income tax benefit..........        16,487        10,060         1,216
 Premiums deferred and other receivables......        (2,134)       (2,315)          (84)
 Gain on sale of investments..................          (752)          416          (292)
 Change in interest maintenance reserve.......        (5,904)       (1,033)        2,773
 Asset valuation allowances...................         8,388        (4,762)       12,010
Other adjustments, net........................          (240)          948         2,336
Consolidating eliminations and adjustments....         1,127          (334)          (76)

Net income reported herein....................   $   140,174    $  266,613    $  197,398

                                                       2000          1999          1998
Statutory capital and
 surplus of insurance companies...............   $ 2,309,259    $2,377,589    $2,163,593
Stockholders equity
 of non-insurance companies...................       517,805       523,550       524,630

Combined capital and surplus..................     2,827,064     2,901,139     2,688,223
Increases/(decreases):
 Deferred policy acquisition costs............       747,884       758,796       731,703
 Policyholder funds...........................       174,874       159,394       154,445
 Deferred federal income taxes................      (148,691)     (221,341)     (259,243)
 Premiums deferred and other receivables......       (82,583)      (80,453)      (78,139)
 Reinsurance in "unauthorized companies"......        45,769        37,376        38,748
 Statutory asset valuation reserve............       339,963       370,191       344,926
 Statutory interest maintenance reserve.......         4,308         9,729        10,762
 Asset valuation allowances...................       (30,062)      (38,285)      (28,489)
 Investment market value adjustments..........       (56,087)       (9,556)       48,656
Non-admitted assets and
 other adjustments, net.......................       204,393       158,876       173,877
Consolidating eliminations and adjustments....    (1,003,175)     (982,720)     (910,857)

Stockholders' equity reported herein..........   $ 3,023,657    $3,063,146    $2,914,612

In accordance with various government and state regulations, American National and its insurance subsidiaries had bonds with an amortized value of $74,432,000 on deposit with appropriate regulatory authorities.

(15) RETIREMENT BENEFITS

American National and its subsidiaries have one tax-qualified pension plan, which has three separate programs. One of the programs is contributory and covers home service agents and managers. The other two programs are noncontributory, with one covering salaried and management employees and the other covering home office clerical employees subject to a collective bargaining agreement. The program covering salaried and management employees provides pension benefits that are based on years of service and the employee's compensation during the five years before retirement. The programs covering hourly employees and agents generally provide benefits that are based on the employee's career average earnings and years of service.

American National also sponsors for key executives two non-tax-qualified pension plans that restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits.

The companies' funding policy for the pension plans is to make annual contributions in accordance with the minimum funding standards of the Employee Retirement Income Security Act of 1974. The unfunded plans will be funded out of general corporate assets when necessary.

Actuarial computations of pension expense (before income taxes) produced a pension debit of $4,071,000 for 2000, $3,954,000 for 1999 and $3,051,000 for
1998.

The pension debit for the years ended December 31, is made up of the following (in thousands):

                                                   2000       1999       1998

Service cost-benefits earned during period..... $ 5,212    $ 5,833    $ 5,629
Interest cost on projected benefit obligation..   8,927      8,175      7,661
Expected return on plan assets.................  (8,940)    (8,946)    (8,887)
Amortization of past service cost..............     289        534        473
Amortization of transition asset...............  (2,619)    (2,619)    (2,619)
Amortization of actuarial loss.................   1,202        977        794

           Total pension debit................. $ 4,071    $ 3,954    $ 3,051

The following table sets forth the funded status and amounts recognized in the consolidated statements of financial position at December 31 for the pension plans.

Actuarial present value of benefit obligation:

                                                                   2000                   1999
                                                         -----------------------  ----------------------
                                                           ASSETS    ACCUMULATED   ASSETS    ACCUMULATED
                                                           EXCEED     BENEFITS     EXCEED     BENEFITS
                                                         ACCUMULATED   EXCEED    ACCUMULATED   EXCEED
                                                          BENEFITS     ASSETS     BENEFITS     ASSETS
Vested benefit obligation.............................    $(77,961)   $(28,064)   $(72,591)   $(24,781)

Accumulated benefit obligation.........................   $(80,947)   $(28,064)   $(75,578)   $(24,781)

Projected benefit obligation...........................   $(98,531)   $(29,349)   $(91,897)   $(27,189)
Plan assets at fair value
 (long term securities)................................    131,439          --     130,363          --

Funded status:
 Plan assets in excess of
   projected benefit obligation........................     32,908     (29,349)     38,466     (27,189)
 Unrecognized net loss.................................      4,698         545       1,981       1,554
 Prior service cost not yet recognized in
   periodic pension cost...............................         --         208          --         497
 Unrecognized net transition asset at January 1
   being recognized over 15 years......................     (2,619)         --      (5,239)         --

Prepaid pension cost included in other assets
 or other liabilities..................................   $ 34,987    $(28,596)   $ 35,208    $(25,138)

ASSUMPTIONS USED AT DECEMBER 31:                              2000        1999
--------------------------------                              ----        ----
Weighted-average discount rate on benefit obligation...       7.40%       7.30%
Rate of increase in compensation levels................       4.80%       4.80%
Expected long-term rate of return on plan assets.......       7.00%       7.00%

OTHER BENEFITS

Under American National and its subsidiaries' various group benefit plans for active employees, a $2,500 paid-up life insurance certificate is provided upon retirement for eligible participants who meet certain age and length of service requirements.

American National has one health benefit plan for retirees of all companies in the consolidated group. Participation in this plan is limited to current retirees and their dependents and those employees and their dependents who met certain age and length of service requirements as of December 31, 1993. No new participants will be added to this plan in the future.

The retiree health benefit plan provides major medical benefits for participants under the age of 65 and Medicare supplemental benefits for those over 65. Prescription drug benefits are provided to both age groups. The plan is contributory, with the company's contribution limited to $80 per month for retirees and spouses under the age of 65 and $40 per month for retirees and spouses over the age of 65. All additional contributions necessary, over the amount to be contributed by American National, are to be contributed by the retirees.

The accrued post-retirement benefit obligation, included in other liabilities, was $5,888,000 and $13,221,000 at December 31, 2000 and 1999, respectively.
These amounts were approximately equal to the unfunded accumulated post-retirement benefit obligation. Since American Nationals contributions to the cost of the retiree benefit plans are fixed, the health care cost trend rate will have no effect on the future expense or the accumulated post-retirement benefit obligation.

(16) COMMITMENTS AND CONTINGENCIES

COMMITMENTS--American National and its subsidiaries lease insurance sales office space in various cities. The long-term lease commitments at December 31, 2000 were approximately $5,508,000.

In the ordinary course of their operations, the companies also had commitments outstanding at December 31, 2000 to purchase, expand or improve real estate, to fund mortgage loans and to purchase other invested assets aggregating $77,626,000, all of which are expected to be funded in 2001. As of December 31, 2000, all of the mortgage loan commitments have interest rates that are fixed.

CONTINGENCIES--American National and its subsidiaries are defendants in various lawsuits concerning alleged failure to honor certain loan commitments, alleged breach of certain agency and real estate contracts, various employment matters, allegedly deceptive insurance sales and marketing practices, and other litigation arising in the ordinary course of operations. Certain of these lawsuits include claims for compensatory and punitive damages. After reviewing these matters with legal counsel, management is of the opinion that the ultimate resultant liability, if any, would not have a material adverse effect on the companies' consolidated financial position or results of operations. However, these lawsuits are in various stages of development, and future facts and circumstances could result in management changing its conclusions.

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial settlements across the life insurance industry. American National is a defendant in similar class action lawsuits. After reviewing these cases with legal counsel, management believes that American National has meritorious defenses against these lawsuits. Therefore, no provision for possible losses on these cases has been recorded in the consolidated financial statements. Based on information currently available, management also believes that any amounts that may be ultimately paid, if any, arising from these cases would not have a material effect on the company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, that bear little or no relation to the economic damages incurred by plaintiffs in some jurisdictions, continue to create the potential for an unpredictable judgement in any given lawsuit. It is possible that, if the defenses in these lawsuits are not successful, and the judgement is greater than management can anticipate, the resulting liability could have a material impact on the consolidated financial results.

(17) SUBSEQUENT EVENT

On October 31, 2000, American National entered into a definitive merger agreement with Farm Family Holdings, Inc. (FFH) under which American National will acquire FFH. The acquisition price was set at $44 per share for the common stock of FFH and $35.72 per share for the preferred stock outstanding plus any accrued and unpaid dividends as of the closing date.

The merger was valued at approximately $280 million to be paid in cash and funded by a combination of cash on hand and debt financing. The merger was also subject to certain closing conditions. On February 27, 2001, the stockholders of FFH approved the merger. Subsequently the only significant closing condition remaining was the approval of the New York Insurance Department. American National expects to close this acquisition by the end of the first quarter of 2001.

INDEPENDENT AUDITOR'S REPORT ON SUPPLEMENTARY INFORMATION

To the Stockholders and Board of Directors

American National Insurance Company:

We have audited and reported separately herein on the consolidated financial statements of American National Insurance Company and subsidiaries as of and for the year ended December 31, 2000.

Our audit was made for the purpose of forming an opinion on the basic consolidated financial statements of American National Insurance Company and subsidiaries taken as a whole. The supplementary information included in Schedules I, III, IV and V as of December 31, 2000 and the year then ended, is presented for the purposes of complying with the Securities and Exchange rules and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of he basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

KPMG LLP

Houston, Texas
February 5, 2001

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Stockholders and Board of Directors,

American National Insurance Company:

We have audited in accordance with auditing standards generally accepted in the United States, the 1999 and 1998 consolidated financial statements of American National Insurance Company and subsidiaries included in this registration statement and have issued our report thereon dated February 11, 2000. Our audit was made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The accompanying schedules are the responsibility of the Company's management and are presented for purposes of complying with the Securities and Exchange Commission's rules and are not a required part of the basic consolidated financial statements. The 1999 and 1998 information presented in these schedules have been subjected to the auditing procedures applied in our audit of the basic consolidated financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic consolidated financial statements taken as a whole.

ARTHUR ANDERSEN LLP

Houston, Texas
February 11, 2000

             American National Insurance Company and Subsidiaries

SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                (IN THOUSANDS)

                               December 31, 2000


Column A                                                        Column B      Column C         Column D

                                                                                            Amount at Which
                                                                                Market        Shown in the
Type of Investment                                               Cost(a)        Value         Balance Sheet
------------------                                               -------        ------      ---------------
  Fixed Maturities:
    Bonds Held-to-Maturity:
        United States Government and government agencies
          and authorities                                      $   58,765    $   59,253        $   58,765
        States, municipalities and political subdivisions          49,906        50,352            49,906
        Foreign governments                                       108,541       112,395           108,541
        Public utilities                                          998,042       991,081           998,042
        All other corporate bonds                               2,319,211     2,337,030         2,319,211
    Bonds Available-for-Sale:
        United States Government and government agencies
          and authorities                                          19,646        19,982            19,982
        States, municipalities and political subdivisions          38,563        38,714            38,714
        Foreign governments                                        27,571        29,578            29,578
        Public utilities                                          221,886       216,597           216,597
        All other corporate bonds                                 500,045       444,397           444,397
    Redeemable preferred stock                                     23,970        24,113            24,113
                                                               ----------    ----------        ----------
          Total fixed maturities                               $4,366,146    $4,323,492        $4,307,846
                                                               ----------    ----------        ----------
  Equity Securities:
    Common stocks:
        Public utilities                                       $   11,778    $   19,654        $   19,654
        Banks, trust and insurance companies                       60,204       112,122           112,122
        Industrial, miscellaneous and all other                   477,739       713,076           713,076
                                                               ----------    ----------        ----------
          Total equity securities                              $  549,721    $  844,852        $  844,852
                                                               ----------    ----------        ----------
  Mortgage loans on real estate                                $1,024,312        XXXXXX        $1,024,312
  Investment real estate                                          234,908        XXXXXX           234,908
  Real estate acquired in satisfaction of debt                      8,355        XXXXXX             8,355
  Policy loans                                                    294,313        XXXXXX           294,313
  Other long-term investments                                     134,857        XXXXXX           134,857
  Short-term investments                                          140,518        XXXXXX           140,518
                                                               ----------                      ----------
          Total investments                                    $6,753,130        XXXXXX        $6,989,961
                                                               ==========                      ==========

(a) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and valuation write-downs and adjusted for amortization of premiums or accrual of discounts.

             American National Insurance Company and Subsidiaries

              SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                (IN THOUSANDS)

Column A                        Column B      Column C     Column D   Column E   Column F     Column G


                                                Future
                                                Policy                 Other
                                               Benefits,              Policy
                                 Deferred       Losses,               Claims
                                  Policy        Claims                  and                       Net
                                Acquisition    and Loss    Unearned   Benefits    Premium      Investment
Segment                             Cost       Expenses    Premiums   Payable     Revenue      Income(a)
-------                         -----------    ---------   --------   --------    -------      ----------
2000
Multiple Line Marketing            $132,540   $  875,128   $251,972   $244,187   $  470,240     $ 95,630
Home Service                        232,075    1,438,917      4,560     34,316      193,252      119,694
Independent Marketing               144,708    1,491,296         32     17,750       49,784      113,107
Health Insurance                     15,493       20,392     14,111    219,774      231,347        8,722
Credit Insurance                     67,544           --    245,056     51,037       55,300       17,010
Senior Age Marketing                 76,480      170,082     36,465     90,326      153,148       18,349
Direct Marketing                     39,289       45,901        223      4,837       27,268        3,906
Capital and Surplus                      --           --         --         --           --       72,891
All other                            39,755      326,249        316      6,691        8,364       29,780
                                   --------   ----------   --------   --------   ----------     --------
    Total                          $747,884   $4,367,965   $552,735   $668,918   $1,188,703     $479,089
                                   ========   ==========   ========   ========   ==========     ========
1999
Multiple Line Marketing            $126,950   $  867,916   $239,825   $201,544   $  441,299     $ 95,820
Home Service                        233,883    1,419,161      5,060     30,171      189,449      119,065
Independent Marketing               161,578    1,562,493         21     11,302       36,729      118,961
Health Insurance                     18,658       22,612     14,121     91,518      223,638        7,398
Credit Insurance                     65,801           --    235,200     45,074       55,294       16,094
Senior Age Marketing                 76,359      160,815     35,908     41,321      149,142       18,021
Direct Marketing                     33,656       43,911        291      3,934       25,929        3,734
Capital and Surplus                      --           --         --         --           --       62,305
All other                            41,911      330,137        394      5,403        9,198       32,551
                                   --------   ----------   --------   --------   ----------     --------
    Total                          $758,796   $4,407,045   $530,820   $430,267   $1,130,678     $473,949
                                   ========   ==========   ========   ========   ==========     ========
1998
Multiple Line Marketing            $115,981   $  857,532   $200,675   $183,998   $  406,317     $ 95,063
Home Service                        230,216    1,396,059      4,630     27,640      183,189      122,188
Independent Marketing               156,334    1,603,818          5     11,214       40,535      122,279
Health Insurance                     16,087       22,092     11,999     69,186      210,502        7,849
Credit Insurance                     61,575           --    229,371     42,803       50,391       15,215
Senior Age Marketing                 75,818      154,625     36,525     37,776      162,060       17,760
Direct Marketing                     31,392       41,992        266      8,228       25,588        3,589
Capital and Surplus                      --           --         --         --           --       57,969
All other                            44,300      337,701        437      5,330       10,126       33,330
                                   --------   ----------   --------   --------   ----------     --------
    Total                          $731,703   $4,413,819   $483,908   $386,175   $1,088,708     $475,242
                                   ========   ==========   ========   ========   ==========     ========

Column A                        Column H        Column I     Column J    Column K

                                 Benefits,
                                  Claims,      Amortization
                                  Losses       of Deferred
                                    and          Policy       Other
                                Settlement     Acquisition  Operating   Premiums
Segment                          Expenses         Costs     Expenses    Written(b)
-------                         ----------     -----------  ----------  ----------
2000
Multiple Line Marketing          $436,080       $ 46,560    $ 86,528    $441,035
Home Service                      115,877         30,253     107,485          --
Independent Marketing              39,832         33,433      22,482          --
Health Insurance                  193,593         61,454      22,680          --
Credit Insurance                   22,776         55,998     (10,309)         --
Senior Age Marketing              110,897          5,041      39,157          --
Direct Marketing                   16,524          4,050       6,190          --
Capital and Surplus                    --             --        (318)         --
All other                          27,889             --      16,387          --
                                 --------       --------    --------    --------
    Total                        $963,468       $236,789    $290,282    $441,035
                                 ========       ========    ========    ========
1999
Multiple Line Marketing          $375,364       $ 39,863    $ 84,284    $404,817
Home Service                      118,638         27,921      94,825          --
Independent Marketing              30,575         33,419      17,089          --
Health Insurance                  165,525         21,475      67,902          --
Credit Insurance                   21,859          6,209      37,834          --
Senior Age Marketing              111,573          3,039      43,751          --
Direct Marketing                   14,584          3,459       5,179          --
Capital and Surplus                    --             --         225          --
All other                          28,024             --      20,767          --
                                 --------       --------    --------    --------
    Total                        $866,142       $135,385    $371,856    $404,817
                                 ========       ========    ========    ========
1998
Multiple Line Marketing          $343,841       $ 37,772    $ 81,041    $373,506
Home Service                      114,292         34,149      83,438          --
Independent Marketing              26,903         25,940      29,219          --
Health Insurance                  158,388         14,119      68,437          --
Credit Insurance                   22,942         21,100      17,680          --
Senior Age Marketing              116,297          5,696      44,816          --
Direct Marketing                   13,626          3,787       4,817          --
Capital and Surplus                    --             --      (1,200)         --
All other                          32,310          6,553      11,074          --
                                 --------       --------    --------    --------
    Total                        $828,599       $149,116    $339,322    $373,506
                                 ========       ========    ========    ========

(a) Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated to insurance lines based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available. Net investment income from policy loans is allocated to the insurance lines according to the amount of loans made by each line. Net investment income from all other assets is allocated to the insurance lines as necessary to support the equity assigned to that line with the remainder allocated to capital & surplus.
(b) Identifiable commissions and expenses are charged directly to the appropriate line of business. The remaining expenses are allocated to the lines based upon various factors including premium and commission ratios within the respective lines.

             American National Insurance Company and Subsidiaries

                           SCHEDULE IV - REINSURANCE
                                (IN THOUSANDS)

Column A                                 Column B      Column C      Column D     Column E        Column F

                                                       Ceded to       Assumed                  Percentage of
                                           Gross         Other       from Other      Net       Amount Assumed
                                           Amount      Companies     Companies      Amount        to Net
                                           ------      ---------     ----------     ------     --------------
2000
 Life insurance in force                 $47,902,590   $12,573,404     $873,996   $36,203,182       2.4%
 Premiums:
   Life insurance                            405,161        61,820       13,603       356,944       3.8%
   Accident and health insurance             435,354       267,238      236,857       404,973      58.5%
   Property and liability insurance          457,480        40,448        9,754       426,786       2.3%
                                         -----------   -----------     --------   -----------      ----
      Total premiums                     $ 1,297,995   $   369,506     $260,214   $ 1,188,703      21.9%
                                         ===========   ===========     ========   ===========      ====
1999
 Life insurance in force                 $46,156,190   $ 9,629,707     $797,059   $37,323,542       2.1%
 Premiums:
   Life insurance                            393,410        65,761       14,381       342,030       4.2%
   Accident and health insurance             451,614       144,298       88,756       396,072      22.4%
   Property and liability insurance          423,105        37,572        7,043       392,576       1.8%
                                         -----------   -----------     --------   -----------      ----
      Total premiums                     $ 1,268,129   $   247,631     $110,180   $ 1,130,678       9.7%
                                         ===========   ===========     ========   ===========      ====
1998
 Life insurance in force                 $44,134,974   $ 7,965,042     $713,200   $36,883,132       1.9%
 Premiums:
   Life insurance                            386,554        55,700        9,432       340,286       2.8%
   Accident and health insurance             442,233        73,256       24,625       393,602       6.3%
   Property and liability insurance          372,402        25,928        8,346       354,820       2.4%
                                         -----------   -----------     --------   -----------      ----
      Total premiums                     $ 1,201,189   $   154,884     $ 42,403   $ 1,088,708       3.9%
                                         ===========   ===========     ========   ===========      ====

             American National Insurance Company and Subsidiaries

                SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS
                                (IN THOUSANDS)

Column A                                 Column B      Column C                 Column D              Column E

                                                                          Deductions - Describe
                                                                     -----------------------------
                                         Balance at   Additions         Amounts                       Balance at
                                        Beginning of  Charged to     Written off Due      Amounts       End of
Description                                Period       Expense       to Disposal(a)    Commuted(b)     Period
-----------                             ------------  ----------     ---------------    -----------   ----------
2000
Investment valuation allowances:
 Mortgage loans on real estate             $19,833      $    --           $ 7,214         $   485       $12,134
 Investment real estate                     19,447        1,711           $ 1,745         $    --        19,413
 Investment in unconsolidated affiliates     5,006          122                --              --         5,128
 Other assets                                1,800        1,022             1,800              --         1,022
                                           -------      -------           -------         -------       -------
   Total                                   $46,086      $ 2,855           $10,759         $   485       $37,697
                                           =======      =======           =======         =======       =======
1999
Investment valuation allowances:
 Mortgage loans on real estate             $12,800      $ 8,953           $    --         $ 1,920       $19,833
 Investment real estate                     21,718        3,528           $ 5,799         $    --        19,447
 Investment in unconsolidated affiliates     5,006           --                --              --         5,006
 Other assets                                1,800           --                --              --         1,800
                                           -------      -------           -------         -------       -------
   Total                                   $41,324      $12,481           $ 5,799         $ 1,920       $46,086
                                           =======      =======           =======         =======       =======
1998
Investment valuation allowances:
 Mortgage loans on real estate             $15,230      $    --           $    --         $ 2,430       $12,800
 Investment real estate                     22,577        1,038           $ 1,379         $   518        21,718
 Investment in unconsolidated affiliates     3,727        1,279                --              --         5,006
 Other assets                               11,800           --                --          10,000         1,800
                                           -------      -------           -------         -------       -------
   Total                                   $53,334      $ 2,317           $ 1,379         $12,948       $41,324
                                           =======      =======           =======         =======       =======

(a) Amounts written off due to disposal represent reductions or (additions) in the balance due to sales, transfers or other disposals of the asset with which the allowance is associated.
(b) Amounts commuted represent reductions in the allowance balance due to changes in requirements or investment conditions.

                            PART C ITEM AND CAPTION

Items 24.         Financial Statements and Exhibits.

     (a)  Financial Statements  FINANCIAL STATEMENTS and FINANCIAL STATEMENT
                                SCHEDULES sections of Statement of Additional Information

     (b)  Exhibits

     Exhibit "1" -  Copy of the resolutions of the Board of Directors of the
                    Depositor authorizing the establishment of the Registrant (incorporated herein by reference to registration statement on Form N-4 (333-33856) filed on April 3, 2000)

     Exhibit "2" -  Not applicable

     Exhibit "3" -  Distribution and Administrative Services Agreement
                    (incorporated herein by reference to registration statement on Form N-4 (333-33856) filed on April 3, 2000)

     Exhibit "4" -  Form of each variable annuity contract (incorporated herein by reference to pre-effective amendment number 1 (333-33856) filed on August 7, 2001)

     Exhibit "5" -  Form of application used with any variable annuity contract
                    (incorporated herein by reference to pre-effective amendment number 1 (333-33856) filed on August 7, 2001)

     Exhibit "6a" - Copy of the Articles of Incorporation of the Depositor
                    (incorporated herein by reference to registration statement on Form N-4 (333-33856) filed on April 3, 2000)

     Exhibit "6b" - Copy of the By-laws of the Depositor (incorporated herein by reference to registration statement on Form N-4 (333-33856) filed on April 3, 2000)

     Exhibit "7" -  Not applicable

     Exhibit "8a"   Form of American National Investment Account, Inc.
                    Participation Agreement (incorporated herein by reference to registration statement on Form N-4 (333-33856) filed on April 3, 2000)

     Exhibit "8b"   Form of Variable Insurance Products Fund II Participation
                    Agreement (incorporated herein by reference to registration statement on Form N-4 (333-33856) filed on April 3, 2000)

     Exhibit "8c"   Form of Variable Insurance Products Fund III Participation
                    Agreement (incorporated herein by reference to registration statement on Form N-4 (333-33856) filed on April 3, 2000)

     Exhibit "8d"        Form of T. Rowe Price International Series, Inc. T.
                         Rowe Price Equity Series, Inc., and T. Rowe Price Fixed
                         Income Series, Inc. (incorporated herein by reference to registration statement on Form N-4 (333-33856) filed on April 3, 2000)

     Exhibit "8e"        Form of MFS Variable Insurance Trust Participation
                         Agreement (incorporated herein by reference to registration statement on Form N-4 (333-33856) filed on April 3, 2000)

     Exhibit "8f"        Form of Federated Insurance Series Fund Participation
                         Agreement (incorporated herein by reference to registration statement on Form N-4 (333-33856) filed on April 3, 2000)

     Exhibit "8g"        Form of Fred Alger American Fund Participation
                         Agreement (incorporated herein by reference to registration statement on Form N-4 (333-33856) filed on April 3, 2000)

     Exhibit "8h"        Form of Invesco Fund Participation Agreement

     Exhibit "9" -       An opinion of counsel and consent to its use as to the
                         legality of the securities being registered, indicating whether they will be legally issued and will represent binding obligations of the depositor

     Exhibit "10a" -     Consent of independent accountants for KPMG LLP

     Exhibit "10b" -     Consent of independent accountants for Arthur Andersen
                         LLP

     Exhibit "11" -      Not applicable

     Exhibit "12" -      Not applicable

     Exhibit "13" -      Not applicable

     Exhibit "14" -      Control chart of Depositor

     Exhibit "27" -      Not applicable

Item 25. Directors and Officers of the Depositor.

Directors

Name                        Business Address
----                        ----------------

G. Richard Ferdinandtsen  American National Insurance Company
                            One Moody Plaza
                            Galveston, Texas 77550

Irwin M. Herz, Jr.        Greer, Herz & Adams, L.L.P.
                            One Moody Plaza, 18th Floor
                            Galveston, Texas 77550

R. Eugene Lucas           Gal-Tex Hotel Corporation
                            2302 Postoffice, Suite 504
                            Galveston, Texas 77550

E. Douglas McLeod         The Moody Foundation
                            2302 Postoffice, Suite 704
                            Galveston, Texas 77550

Frances Anne Moody        The Moody Foundation
                            Highland Park Place
                            4515 Cole Avenue LB 34, Suite 500
                            Dallas, Texas 75205

Robert L. Moody           2302 Postoffice, Suite 702
                            Galveston, Texas 77550

Russell S. Moody          American National Insurance Company
                            One Moody Plaza
                            Galveston, Texas 77550

W.L. Moody, IV            2302 Postoffice, Suite 502
                            Galveston, Texas 77550

Joe Max Taylor            Galveston County Sheriff's Department
                            715 19th Street
                            Galveston, Texas 77550

Officers
--------

     The principal business address of the officers, unless indicated otherwise in the "Directors" section, or unless indicated by an asterisk (*), is American National Insurance Company, One Moody Plaza, Galveston, Texas 77550. Those officers with an asterisk by their names have a principal business address of 2450 South Shore Boulevard, League City, Texas 77573.

Name                Office
----                ------

R.L. Moody          Chairman of the Board and Chief Executive Officer

G.R. Ferdinandtsen  President and Chief Operating Officer

D.A. Behrens        Executive Vice President, Independent Marketing

R.A. Fruend         Executive Vice President, Director of Multi Line Special
                    Markets

B.J. Garrison       Executive Vice President, Director of Home Service Division

M.W. McCroskey *    Executive Vice President, Investments

G. V. Ostergren     Executive Vice President, Director of Multiple Line

J.E. Pozzi          Executive Vice President, Corporate Planning

R.J. Welch          Executive Vice President and Chief Actuary

C.H. Addison        Senior Vice President, Systems Planning and Computing

A.L. Amato, Jr.     Senior Vice President, Life Policy Administration

G.C. Langley        Senior Vice President, Human Resources

S.E. Pavlicek       Senior Vice President and Controller

S.H. Schouweiler    Senior Vice President, Health Insurance Operations

J.R. Thomason       Senior Vice President, Credit Insurance Services

G.W. Tolman         Senior Vice President, Corporate Affairs

V.E. Soler, Jr.     Vice President, Secretary & Treasurer

J.J. Antkowiak      Vice President, Director of Computing Services

P. Barber           Vice President, Human Resources

S.F. Brast *        Vice President, Real Estate Investments

D. D. Brichler *    Vice President, Mortgage Loan Production

F.V. Broll, Jr.     Vice President & Actuary

W.F. Carlton        Vice President & Assistant Controller, Financial Reports

K.M. Collier        Vice President, Alternative Distribution

R.T. Crawford       Vice President & Assistant Controller, General Accounting

G.C. Crume          Vice President, Independent Marketing

D.A. Culp            Vice President, Independent Marketing

G.D. Dixon *         Vice President, Stocks

S.L. Dobbe           Vice President, Independent Marketing

D.S. Fuentes         Vice President, Health Claims

F.J. Gerren          Vice President, Independent Marketing

J.F. Grant, Jr.      Vice President, Group Actuary

R.D. Hemme           Vice President and Actuary

M.E. Hogan           Vice President, Credit Insurance Operations

D.M. Jensen          Vice President, Multiple Line Marketing

C.J. Jones           Vice President, Health Administration

D.D. Judy            Vice President, Financial Marketing

Dr. H.B. Kelso, Jr.  Vice President & Medical Director

G.W. Kirkham         Vice President, Director of Planning and Support

George A. Macke      Vice President, General Auditor

G.W. Marchand        Vice President, Life Underwriting

D.N. McDaniel        Vice President, Home Service Administration

J.W. Pangburn        Credit Insurance/Special Markets

E.B. Pavelka         Vice President, Life Premium Accounting & Policy Service

R.A. Price           Vice President, Director of Training and Market Development

J.T. Smith           Vice President, 401(k), Pension Sales

G.A. Sparks, Sr.     Vice President, Director of Finance and Field Services

W.H. Watson III      Vice President, Health Actuary

G.W. Williamson      Vice President, Assistant Director, Home Service Division

J.L. Broadhurst   Asst. Vice President, Director Individual Health/Group Systems

J.J. Cantu        Asst. Vice President and Illustration Actuary

J.D. Ferguson     Asst. Vice President, Creative Services

J.M. Flippin      Asst. Vice President; Director, Life Marketing

D.N. Fullilove    Asst. Vice President, Director, Agents Employment

K.E. Johnston     Asst. Vice President, Asst. Director of Financial Marketing

K.J. Juneau       Asst. Vice President, Director, Agency Systems

P.E. Kennedy      Asst. Vice President, Human Resources

C.A. Kratz        Asst. Vice President, Human Resources

C.H. Lee          Asst. Vice President and Actuary

D.L. Leining      Asst. Vice President, Life Underwriting

R.G. McCrary      Asst. Vice President, Application Development Division

M. Mitchell       Asst. Vice President, Director Insurance Services

M.S. Nimmons      Asst. Vice President; Associate General Auditor, Home Office

R.J. Ostermayer   Asst. Vice President, Director of Group Quality Assurance

M.C. Paetz        Asst. Vice President, Director of Group Underwriting

R.E. Pittman, Jr. Asst. Vice President, Director of Marketing/Career Development

G.A. Schillaci    Asst. Vice President & Actuary

M.J. Soler        Asst. Vice President, Health Marketing Administration

J.P. Stelling     Asst. Vice President, Health Compliance

C.E. Tipton       Asst. Vice President & Assistant Actuary

D.G. Trevino      Asst. Vice President, Director, Computing Services

J.A. Tyra         Asst. Vice President, Life Insurance Systems

M.L. Waugh, Jr.   Asst. Vice President, Claims

D.W. Napoli       Life Product Actuary

R.M. Williams     Life Product Actuary

J.E. Cernosek     Asst. Secretary

V.J. Krc          Asst. Treasurer

Item 26. Persons Controlled by or Under Common Control with Depositor of Registrant.

     Exhibit "14" -   control chart of depositor

Item 27. Number of Contractowners.

     The Registrant has no Contractowners as of the date of this Registration Statement.

Item 28.  Indemnification.

     The following provision is in the Distribution and Administrative Services
Agreement:

          "American National agrees to indemnify SM&R for any liability that SM&R may incur to a Contractowner or party-in-interest under a Contract (i) arising out of any act or omission in the course of, or in connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Contract; provided, however, that American National will not indemnify SM&R for any such liability that results from the willful misfeasance, bad faith or gross negligence of SM&R, or from the reckless disregard, by SM&R, of its duties and obligations arising under this Agreement."

     The officers and directors of American National are indemnified by American National in the American National By-Laws for liability incurred by reason of the officer and directors serving in such capacity. This indemnification would cover liability arising out of the variable annuity sales of American National

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

     (a) SM&R Equity Funds consisting of SM&R Growth Fund, Inc., SM&R Equity Income Fund, Inc. and SM&R Balanced Fund, Inc.; SM&R Investments, Inc. consisting of SM&R Government Bond Fund, SM&R Tax Free Fund, SM&R Primary Fund and SM&R Money Market Fund; American National Investment Accounts, Inc.

     (b) The Registrant's principal underwriter is Securities Management and Research, Inc. The following are the officers and directors of Securities Management and Research, Inc.

                                                                    Principal Business
Name                                Position                             Address
----                                --------                        ------------------
Gordon D. Dixon               Director, Senior       Securities Management and Research, Inc.
                              Vice President         2450 South Shore Boulevard
                              and Chief              League City, Texas 77573
                              Investment
                              Officer

G. Richard Ferdiandtsen       Director               American National Insurance Company
                                                     One Moody Plaza
                                                     Galveston, Texas 77550

Robert A. Fruend, C.L.U.      Director               American National Insurance Company
                                                     One Moody Plaza
                                                     Galveston, Texas 77550

R. Eugene Lucas               Director               Gal-Tenn Hotel Corporation
                                                     504 Moody National Bank Tower
                                                     Galveston, Texas 77550

Michael W. McCroskey          Director,              Securities Management and Research, Inc.
                              President              2450 South Shore Boulevard
                              and Chief              League City, Texas 77573
                              Executive
                              Officer

Ronald J. Welch               Director               American National Insurance Company
                                                     One Moody Plaza
                                                     Galveston, Texas 77550

K. David Wheeler              Senior Vice            Securities Management and Research, Inc.
                              President, Chief       2450 South Shore Boulevard
                              Sales Officer          League City, Texas 77573

Teresa E. Axelson             Vice President,        Securities Management and Research, Inc.
                              Secretary, Chief       2450 South Shore Boulevard
                              Compliance Officer     League City, Texas 77573

Brenda T. Koelemay            Vice President,        Securities Management and Research, Inc.
                              Chief Administrative   2450 South Shore Boulevard
                              and Financial          League City, Texas 77573
                              Officer

Emerson V. Unger              Vice President,        Securities Management and Research, Inc.
                              Marketing              2450 South Shore Boulevard
                                                     League City, Texas 77573

Vicki R. Douglas              Assistant Vice         Securities Management and Research, Inc.
                              President              2450 South Shore Boulevard
                                                     League City, Texas 77573

Steven Douglas Geib           Assistant Vice         Securities Management and Research, Inc.
                              President              2450 South Shore Boulevard
                                                     League City, Texas 77573

T. Brett Harrington           Assistant Vice         Securities Management and Research, Inc.
                              President              2450 South Shore Boulevard
                                                     League City, Texas 77573

Sally F. Praker               Assistant Vice         Securities Management and Research, Inc.
                              President              2450 South Shore Boulevard
                                                     League City, Texas 77573

Michele S. Lord               Assistant Vice         Securities Management and Research, Inc.
                              President              2450 South Shore Boulevard
                                                     League City, Texas 77573

     (c) Not Applicable

Item 30. Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained at the offices of American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.

Item 31. Management Services.

     Not Applicable

Item 32. Undertakings.

     (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) The Registrant hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

          (i) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b) (11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

          (ii) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b) (11) in any sales literature used in connection with the offer of the contract;

          (iii) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b) (11) to the attention of the potential participants;

           (iv) Obtain from each plan participant who purchases a Section 403 (b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403 (b) (11), and (2) other investment alternatives available under the employer's Section 403 (b) arrangement to which the participant may elect to transfer his contract value.

     (e) Representation pursuant to Section 26(e)(2)(A). American National Insurance Company hereby represents that the fees and charges deducted under the contracts described in this pre-effective amendment are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by American National Insurance Company.

                                  SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-effective Amendment Number 1 to Registration Statement to be signed on its behalf, in the City of Galveston, and the State of Texas on the 26th day of April, 2001.

                              AMERICAN NATIONAL VARIABLE ANNUITY
                              SEPARATE ACCOUNT (Registrant)

                              By:  AMERICAN NATIONAL INSURANCE
                                    COMPANY

                              By:  /s/ Robert L. Moody
                                   --------------------------
                              Robert L. Moody, Chairman of the
                              Board and Chief Executive Officer

                              AMERICAN NATIONAL INSURANCE
                               COMPANY
                              (Sponsor)

                              By:   /s/ Robert L. Moody
                                   ---------------------------
                              Robert L. Moody, Chairman of the
                              Board and Chief Executive Officer

ATTEST:

  /s/ Vincent E. Soler, Jr.
-----------------------------------------
Vincent E. Soler, Jr.,
Vice President, Secretary and Treasurer

  As required by the Securities Act of 1933, this Post-effective Amendment Number 1 to Registration Statement has been signed by the following persons in their capacities and on the dates indicated:

Signature                               Title                        Date
---------                               -----                        ----

 /s/ Michael W. McCroskey        Executive Vice President -       April 26, 2001
-------------------------------  Investments
Michael W. McCroskey             (Principal Financial Officer)



 /s/ Stephen E. Pavlicek         Senior Vice President and        April 26, 2001
-------------------------------  Controller
Stephen E. Pavlicek              (Principal Accounting Officer)

Signature                               Title                        Date
---------                               -----                        ----


/s/ Robert L. Moody                 Chairman of the Board,        April 26, 2001
-------------------------------     Director and Chief
Robert L. Moody                     Executive Officer


/s/ G. Richard Ferdinandtsen        Director, President and Chief April 26, 2001
-------------------------------     President and Chief Operating
G. Richard Ferdinandtsen


 /s/ Irwin M. Herz, Jr.             Director                      April 26, 2001
-------------------------------
Irwin M. Herz, Jr.


 /s/ R. Eugene Lucas                Director                      April 26, 2001
------------------------------
R. Eugene Lucas


 /s/ E. Douglas McLeod              Director                      April 26, 2001
------------------------------
E. Douglas McLeod


___________________________         Director
Frances Anne Moody


___________________________         Director
Russell S. Moody


___________________________         Director
W. L. Moody IV


___________________________         Director
Joe Max Taylor